UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds,

              55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 04/30/2017

Item 1  – Report to Stockholders

APRIL 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Liquidity Funds

▶   Federal Trust Fund

▶   FedFund

▶   TempCash

▶   TempFund

▶   T-Fund

▶   Treasury Trust Fund

▶   MuniCash

▶   MuniFund

▶   California Money Fund

▶   New York Money Fund

Not FDIC Insured ◾ May Lose Value ◾ No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended April 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, high-quality assets with more interest rate sensitivity struggled. U.S. Treasuries posted negative returns as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme – rising nominal growth, wages and inflation – was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. Reflationary expectations accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations that the new presidential administration’s policies would provide an extra boost to U.S. growth. More recently, however, growing skepticism about the likelihood of significant near-term U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Nonetheless, markets have remained generally positive thus far in 2017 and continue to exhibit low levels of volatility by historical standards. Although political uncertainty persisted, benign credit conditions and expectations for economic growth have kept markets fairly tranquil. The period ended with a global risk asset rally following centrist Emmanuel Macron’s win in the first round of the French presidential election and better-than-expected U.S. and European corporate earnings.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, like the Fed moving toward the normalization of monetary policy and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted returns going forward.

Equity markets still present opportunities, although the disparity between winners and losers is widening – a dynamic that increases both the risk and return potential of active investing. Fixed income investors are also facing challenges as many sectors are exhibiting higher valuations while rates remain at historically low levels.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	13.32%	17.92%
U.S. small cap equities (Russell 2000® Index)	18.37	25.63
International equities (MSCI Europe, Australasia, Far East Index)	11.47	11.29
Emerging market equities (MSCI Emerging Markets Index)	8.88	19.13
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.23	0.40
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(3.13)	(2.68)
U.S. investment-grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.67)	0.83
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.41)	0.57
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.30	13.29

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	3

Money Market Overview

For the Six-Month Period Ended April 30, 2017

October 14, 2016 represented the final compliance date for money market reform. The movement of assets to government money market funds from prime funds was substantial at approximately $1 trillion. Fears that government money market funds would be unable to accommodate the large shift in assets were put to rest, in part due to increased issuance of U.S. Treasury bills and higher-than-usual utilization of the Federal Reserve Bank of New York’s Reverse Repo Program. The pace of outflows from prime funds and inflows to government funds both slowed as the month progressed, and London Inter-Bank Offered Rate (“LIBOR”) settings for the most part moved marginally higher as the odds of a rate hike prior to the end of 2016 increased.

The Federal Open Market Committee (“FOMC”), at its December 14, 2016 meeting, announced a 0.25% increase in the target range for the federal funds rate to 0.50% – 0.75%. The decision to raise interest rates was unanimous, and widely expected. This further reduction in monetary accommodation, in our view, is demonstrative of the FOMC’s conviction that the economy is on an upward trajectory. At this meeting, the FOMC’s summary of economic projections provided the indication that there would be three additional rate increases in 2017. Leading into the early months of 2017, the markets were weary and were not pricing in a first quarter rate increase. However, in the weeks immediately preceding its March 15, 2017 meeting, FOMC speakers were out in the public talking about the strength of the U.S. labor market and continued progress toward the FOMC’s inflation target of 2%. Within days, the market priced in a March rate increase and at the March 15 meeting, the FOMC delivered a 0.25% increase in the federal funds target range to 0.75% – 1.00%.

In our opinion, the FOMC appears to be on a steady path toward the normalization of monetary policy and another two 0.25% increases in the federal funds target range are possible during the balance of 2017. We also believe the FOMC will announce additional details regarding its plan to reduce the size of the Fed’s securities portfolio at the end of the year by ending the reinvestment of principal and interest payments on certain holdings. Nonetheless, we believe the federal funds rate will remain the primary policy tool. Factors that could impact our outlook for the removal of monetary accommodation include a material change in expectations for U.S. fiscal stimulus initiatives as well as the outcome of certain political tail risk events in Europe.

The short-term municipal market experienced stability in demand from traditional municipal money market fund buyers during the period as industry assets averaged around $130 billion. The steady base of tax-exempt money fund assets reflected investor comfort with money fund reform provisions that became effective on October 14, 2016. The combination of rate increases by the FOMC in December 2016 and in March 2017 lifted the target range for the federal funds rate to end the period at 0.75% – 1.00%. As a result, the SIFMA Index, which represents the average yield on 7-day variable rate demand note (“VRDN”) securities, began the period at 0.63% and increased to a 8-year high of 0.92% before ending April at 0.90%, well above the 12-month average of 0.61%.

New VRDN issuance remained light and seasonal tax-related redemptions were muted in April 2017 compared to years past. Also, higher yield offerings in the VRDN space attracted taxable crossover investors as well as short duration, separately managed account, and other non-traditional investors, which contributed to a healthy demand dynamic and a more diversified buyer base. In fact, in addition to Fed rate hikes, an important component to the rise in VRDN yield levels is as a result of participation from taxable money market fund crossover buyers. Notably, as the total amount of VRDNs outstanding, approximately $160 billion, is greater than the amount of tax-exempt money market fund industry assets at $130 billion, dealers remain reliant on taxable crossover buyers in order to maintain manageable VRDN inventory levels. For this reason, dealers have continued to reset VRDN yields to levels in excess of their taxable equivalents in order to continue to attract the crossover investor.

Yields on the Municipal Market Advisors AAA General Obligation One-Year Index, which began the period at 0.70%, reached a high of 0.98% before ending April 2017 at 0.86%. Looking ahead, the focus remains upon the target range for the federal funds rate, which is anticipated to increase in the near term as the FOMC assesses the current economic conditions. Many municipal money fund managers remain defensively positioned ahead of the June FOMC meeting and continue to maintain very short average weighted maturity profiles. Therefore, they are expected to remain highly selective with respect to one-year municipal note purchases in the primary note market as there is currently very little yield pickup versus VRDNs. For this reason, as municipalities begin to offer one-year municipal notes in June in order to address their operating cash needs for fiscal year 2018, they may need to offer higher yield levels in order to entice a buyer base that is factoring in multiple rate hikes over the course of the borrowing period.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Fund Information as of April 30, 2017

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.59%	0.59%
Dollar	0.34%	0.34%
Cash Management	0.09%	0.09%
Cash Reserve	0.19%	0.19%
Administration	0.49%	0.49%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	59%
U.S. Government Sponsored Agency Obligations	41

Total	100%

FedFund

FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.65%	0.65%
Dollar	0.40%	0.40%
Cash Management	0.15%	0.15%
Cash Reserve	0.25%	0.25%
Administration	0.55%	0.55%
Select	0.00%	0.00%
Private Client	0.17%	0.17%
Premier	0.17%	0.17%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	52%
U.S. Government Sponsored Agency Obligations	32
U.S. Treasury Obligations	14
Other Assets Less Liabilities	2

Total	100%

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.94%	0.94%
Dollar	0.69%	0.69%

Portfolio Composition	Percent of Net Assets
Commercial Paper	33%
Time Deposits	27
Certificates of Deposit	21
Repurchase Agreements	17
Municipal Bonds	2

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	5

Fund Information (continued) as of April 30, 2017

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	1.03%	1.03%
Dollar	0.78%	0.78%
Cash Management	0.53%	0.53%
Cash Reserve	0.63%	0.63%
Administration	0.93%	0.93%
Select	0.21%	0.21%
Private Client	0.53%	0.53%
Premier	0.53%	0.53%

Portfolio Composition	Percent of Net Assets
Commercial Paper	33%
Time Deposits	30
Certificates of Deposit	25
Repurchase Agreements	11
Municipal Bonds	1

Total	100%

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.63%	0.63%
Dollar	0.38%	0.38%
Cash Management	0.13%	0.13%
Cash Reserve	0.23%	0.23%
Administration	0.53%	0.53%
Select	0.00%	0.00%
Premier	0.03%	0.03%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	57%
U.S. Treasury Obligations	41
Other Assets Less Liabilities	2

Total	100%

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.58%	0.58%
Dollar	0.33%	0.33%
Cash Management	0.08%	0.08%
Cash Reserve	0.18%	0.18%
Administration	0.48%	0.48%
Select	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	100%

Total	100%

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.71%	0.71%
Dollar	0.46%	0.46%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	71%
Municipal Bonds	14
Commercial Paper	11
Closed-Ended Investment Companies	4

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Fund Information (concluded) as of April 30, 2017

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.71%	0.71%
Dollar	0.46%	0.46%
Cash Management	0.21%	0.21%
Administration	0.61%	0.61%
Select	0.00%	0.00%
Private Client	0.23%	0.23%
Premier	0.23%	0.23%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	64%
Municipal Bonds	18
Commercial Paper	13
Closed-Ended Investment Companies	4
Other Assets Less Liabilities	1

Total	100%

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.70%	0.70%
Dollar	0.45%	0.45%
Administration	0.60%	0.60%
Select	0.00%	0.00%
Private Client	0.22%	0.22%
Premier	0.22%	0.22%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	81%
Commercial Paper	7
Municipal Bonds	5
Closed-Ended Investment Companies	5
Other Assets Less Liabilities	2

Total	100%

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.73%	0.73%
Cash Management	0.23%	0.23%
Administration	0.63%	0.63%
Select	0.00%	0.00%
Private Client	0.25%	0.25%
Premier	0.25%	0.25%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	97%
Closed-End Investment Companies	3

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	7

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2016 and held through April 30, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,002.00	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	$1,000.00	$1,000.80	$2.03	$1,000.00	$1,022.76	$2.06	0.41%
Cash Management	$1,000.00	$1,000.10	$2.68	$1,000.00	$1,022.12	$2.71	0.54%
Cash Reserve	$1,000.00	$1,000.30	$2.58	$1,000.00	$1,022.22	$2.61	0.52%
Administration	$1,000.00	$1,001.50	$1.34	$1,000.00	$1,023.46	$1.35	0.27%

FedFund
Institutional	$1,000.00	$1,002.30	$0.65	$1,000.00	$1,024.15	$0.65	0.13%
Dollar	$1,000.00	$1,001.10	$1.89	$1,000.00	$1,022.91	$1.91	0.38%
Cash Management	$1,000.00	$1,000.30	$2.73	$1,000.00	$1,022.07	$2.76	0.55%
Cash Reserve	$1,000.00	$1,000.50	$2.63	$1,000.00	$1,022.17	$2.66	0.53%
Administration	$1,000.00	$1,001.80	$1.19	$1,000.00	$1,023.60	$1.20	0.24%
Select	$1,000.00	$1,000.20	$2.78	$1,000.00	$1,022.02	$2.81	0.56%
Private Client	$1,000.00	$1,000.40	$2.63	$1,000.00	$1,022.17	$2.66	0.53%

TempCash
Institutional	$1,000.00	$1,003.00	$0.79	$1,000.00	$1,024.00	$0.80	0.16%
Dollar	$1,000.00	$1,001.80	$1.99	$1,000.00	$1,022.81	$2.01	0.40%

TempFund
Institutional	$1,000.00	$1,004.50	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Dollar	$1,000.00	$1,003.40	$2.14	$1,000.00	$1,022.66	$2.16	0.43%
Cash Management	$1,000.00	$1,002.00	$3.38	$1,000.00	$1,021.42	$3.41	0.68%
Cash Reserve	$1,000.00	$1,002.50	$2.88	$1,000.00	$1,021.92	$2.91	0.58%
Administration	$1,000.00	$1,004.10	$1.39	$1,000.00	$1,023.41	$1.40	0.28%
Select	$1,000.00	$1,000.70	$4.46	$1,000.00	$1,020.33	$4.51	0.90%
Private Client	$1,000.00	$1,002.00	$3.38	$1,000.00	$1,021.42	$3.41	0.68%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

8	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Expense Examples (concluded)
	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,002.00	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	$1,000.00	$1,000.80	$2.03	$1,000.00	$1,022.76	$2.06	0.41%
Cash Management	$1,000.00	$1,000.20	$2.58	$1,000.00	$1,022.22	$2.61	0.52%
Cash Reserve	$1,000.00	$1,000.30	$2.57	$1,000.00	$1,022.23	$2.59	0.52%
Administration	$1,000.00	$1,001.60	$1.34	$1,000.00	$1,023.46	$1.35	0.27%
Select	$1,000.00	$1,000.00	$2.83	$1,000.00	$1,021.97	$2.86	0.57%

Treasury Trust Fund
Institutional	$1,000.00	$1,001.90	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	$1,000.00	$1,000.70	$2.03	$1,000.00	$1,022.76	$2.06	0.41%
Cash Management	$1,000.00	$1,000.10	$2.83	$1,000.00	$1,021.97	$2.86	0.57%
Cash Reserve	$1,000.00	$1,000.20	$2.39	$1,000.00	$1,022.40	$2.42	0.48%
Administration	$1,000.00	$1,001.40	$1.34	$1,000.00	$1,023.46	$1.35	0.27%
Select	$1,000.00	$1,000.00	$2.69	$1,000.00	$1,022.11	$2.72	0.54%

MuniCash
Institutional	$1,000.00	$1,002.70	$0.94	$1,000.00	$1,023.85	$0.95	0.19%
Dollar	$1,000.00	$1,001.40	$2.18	$1,000.00	$1,022.61	$2.21	0.44%

MuniFund
Institutional	$1,000.00	$1,002.80	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Dollar	$1,000.00	$1,001.50	$2.23	$1,000.00	$1,022.56	$2.26	0.45%
Cash Management	$1,000.00	$1,000.40	$3.32	$1,000.00	$1,021.47	$3.36	0.67%
Administration	$1,000.00	$1,002.30	$1.49	$1,000.00	$1,023.31	$1.51	0.30%
Select	$1,000.00	$1,000.20	$3.62	$1,000.00	$1,021.17	$3.66	0.73%
Private Client	$1,000.00	$1,000.50	$3.27	$1,000.00	$1,021.52	$3.31	0.66%

California Money Fund
Institutional	$1,000.00	$1,003.40	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Dollar	$1,000.00	$1,001.10	$2.23	$1,000.00	$1,022.56	$2.26	0.45%
Administration	$1,000.00	$1,001.10	$1.49	$1,000.00	$1,023.31	$1.51	0.30%
Select	$1,000.00	$1,001.10	$3.23	$1,000.00	$1,021.57	$3.26	0.65%
Private Client	$1,000.00	$1,001.30	$3.13	$1,000.00	$1,021.67	$3.16	0.63%

New York Money Fund
Institutional	$1,000.00	$1,003.70	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Administration	$1,000.00	$1,001.30	$1.49	$1,000.00	$1,023.31	$1.51	0.30%
Select	$1,000.00	$1,001.30	$3.32	$1,000.00	$1,021.47	$3.36	0.67%
Private Client	$1,000.00	$1,001.50	$3.18	$1,000.00	$1,021.62	$3.21	0.64%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	9

Schedule of Investments April 30, 2017 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds:
1.00%, 11/06/17	$5,550	$5,549,402
1.10%, 3/14/18	16,688	16,688,243
Federal Farm Credit Bank Discount Notes: (a)
0.50%, 5/04/17	33,490	33,488,605
0.64%, 6/08/17	18,070	18,057,793
0.60%, 7/11/17	800	799,053
0.86%, 11/06/17	47,590	47,375,131
0.92%, 12/11/17	20,000	19,885,511
0.86%, 1/11/18	16,095	15,996,955
Federal Farm Credit Bank Variable Rate Notes: (b)
1.03%, 5/24/17	1,155	1,154,932
1.01%, 6/05/17	39,835	39,833,766
0.99%, 6/15/17	30,000	29,999,248
1.02%, 6/20/17	28,085	28,086,753
0.46%, 7/13/17	39,125	39,124,208
1.02%, 7/14/17	10,000	10,001,027
1.02%, 8/04/17	2,055	2,054,841
1.02%, 8/29/17	250	249,901
1.00%, 10/13/17	16,675	16,667,411
1.02%, 11/13/17	5,940	5,937,549
1.11%, 12/04/17	3,000	3,000,000
1.02%, 12/08/17	1,880	1,878,563
1.02%, 1/02/18	658	657,465
1.01%, 5/17/18	9,530	9,537,077
1.09%, 9/06/18	27,300	27,298,886
Federal Home Loan Bank Bonds:
0.57%, 5/04/17	11,865	11,864,990
4.88%, 5/17/17	16,135	16,164,245
1.38%, 3/09/18	25,905	25,964,539
Federal Home Loan Bank Discount Notes: (a)
0.55%, 5/12/17	27,500	27,495,378
0.55%, 5/15/17	30,065	30,058,569
0.58%, 5/22/17	36,000	35,987,925
0.78%, 6/02/17	37,840	37,813,932
0.57%, 6/09/17	31,155	31,135,762
0.78%, 6/14/17	37,840	37,804,157
0.79%, 6/21/17	21,535	21,511,051
0.85%, 7/14/17	48,975	48,889,933
0.85%, 7/19/17	16,900	16,868,366
0.85%, 7/21/17	21,500	21,458,688

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (continued) (a)
0.66%, 8/03/17	$33,500	$33,442,268
0.64%, 8/11/17	35,680	35,614,896
0.67%, 8/16/17	15,000	14,970,129
0.68%, 8/22/17	20,605	20,561,020
0.70%, 8/23/17	29,595	29,529,866
0.90%, 8/28/17	20,850	20,788,316
0.70%, 8/30/17	18,115	18,072,684
0.92%, 9/20/17	19,500	19,429,467
0.91%, 9/22/17	13,650	13,600,314
0.73%, 10/10/17	30,500	30,399,807
0.75%, 10/18/17	28,440	28,339,275
0.98%, 10/25/17	18,945	18,853,810
0.99%, 11/02/17	15,105	15,028,153
Federal Home Loan Bank Variable Rate Notes: (b)
0.80%, 5/02/17	19,065	19,065,000
0.84%, 6/14/17	24,500	24,500,000
1.08%, 7/26/17	22,840	22,840,000
0.99%, 8/17/17	28,200	28,200,000
0.81%, 8/25/17	17,475	17,475,000
0.92%, 11/02/17	18,495	18,495,000
0.86%, 11/08/17	10,000	10,000,000
1.09%, 12/18/17	10,000	10,000,000
0.79%, 3/13/18	21,745	21,745,000
0.90%, 4/09/18	50,000	50,000,000
0.85%, 4/17/18	35,000	35,000,000
0.95%, 6/08/18	15,500	15,500,000
0.84%, 7/05/18	33,195	33,195,000
0.95%, 7/09/18	35,000	35,000,000
Total U.S. Government Sponsored Agency Obligations — 40.8%		1,375,984,860

Portfolio Abbreviations
AMT	Alternative Minimum Tax	LOC	Letter of Credit	SBPA	Stand-by Bond Purchase Agreement	VRDN	Variable Rate Demand Notes
BAN	Bond Anticipation Notes	MB	Municipal Bonds	TAN	Tax Anticipation Notes	VRDP	Variable Rate Demand Preferred
GO	General Obligation Bonds	PCRB	Pollution Control Revenue Bond	TRAN	Tax and Revenue Anticipation Notes
HFA	Housing Finance Agency	RAN	Revenue Anticipation Notes	TECP	Tax-Exempt Commercial Paper
IDRB	Industrial Development Revenue Bonds	RB	Revenue Bonds
		ROC	Reset Option Certificates

See Notes to Financial Statements.

10	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (concluded)	Federal Trust Fund

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.53% - 0.65%, 5/11/17	$225,000	$224,964,375
0.75%, 5/18/17	356,570	356,443,715
0.74%, 5/25/17	700,000	699,657,000
0.52% - 0.66%, 6/01/17	400,000	399,797,639
0.75%, 6/08/17	125,135	125,036,695
0.78%, 6/15/17	12,865	12,852,357
0.62%, 8/10/17	50,000	49,913,028
0.95%, 10/12/17	45,540	45,342,913
0.96%, 10/26/17	33,000	32,844,176

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes: (b)
0.99%, 10/31/17	$3,000	$2,999,271
1.09%, 1/31/18	5,005	5,004,211
0.96%, 1/31/19	40,000	39,999,999
Total U.S. Treasury Obligations — 59.1%		1,994,855,379
Total Investments (Cost — $3,370,840,239*) — 99.9%		3,370,840,239
Other Assets Less Liabilities — 0.1%		4,427,689

Net Assets — 100.0%		$3,375,267,928

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,370,840,239	—	$3,370,840,239

[1]	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	11

Schedule of Investments April 30, 2017 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Benchmark Notes:
5.00%, 5/11/17	$129,711	$129,863,932
5.38%, 6/12/17	187,139	188,134,255
0.88%, 8/28/17	160,000	160,098,427
1.00%, 9/27/17	640,737	641,287,073
0.88%, 10/26/17	98,800	98,783,062
0.88%, 2/08/18	86,176	86,141,937
Fannie Mae Discount Notes, 0.53%, 5/02/17 (a)	155,000	154,997,718
Fannie Mae Variable Rate Notes: (b)
1.00%, 8/16/17	25,000	24,999,259
0.99%, 10/05/17	730	729,716
1.13%, 1/11/18	42,000	42,000,000
1.10%, 3/21/18	53,120	53,238,755
Federal Farm Credit Bank Discount Notes: (a)
0.64%, 5/17/17	50,000	49,985,777
0.58%, 6/23/17	84,055	83,983,226
0.60%, 7/11/17	6,810	6,801,941
0.67%, 8/04/17	25,000	24,955,799
Federal Farm Credit Bank Variable Rate Notes: (b)
1.02%, 5/08/17	205	204,995
1.03%, 5/24/17	440	439,974
1.01%, 6/05/17	17,130	17,129,477
1.04%, 6/19/17	50,000	49,999,799
1.02%, 6/20/17	9,805	9,805,612
0.46%, 7/13/17	10,875	10,874,780
1.02%, 7/19/17	200,000	199,998,158
1.04%, 7/20/17	78,410	78,409,262
1.02%, 8/04/17	845	844,935
1.02%, 8/29/17	100	99,960
1.02%, 9/05/17	282,565	282,554,891
1.10%, 9/21/17	45,000	45,000,000
1.00%, 10/13/17	5,775	5,772,372
1.05%, 11/06/17	835	834,676
1.02%, 11/13/17	2,265	2,264,144
1.11%, 12/04/17	97,000	97,000,000
1.02%, 12/08/17	740	739,434
1.02%, 1/02/18	259	258,790
1.16%, 4/04/18	158,970	158,958,399
1.09%, 9/06/18	303,385	303,372,625
1.08%, 10/19/18	150,000	150,000,000
1.04%, 12/12/18	245,000	244,979,407
1.14%, 12/14/18	160,000	159,973,912
1.10%, 12/27/18	50,000	49,991,401
1.06%, 1/08/19	125,000	125,000,000
0.92%, 1/09/19	150,000	149,953,758
1.03%, 3/06/19	50,000	49,990,708
0.97%, 3/13/19	85,000	84,952,200
0.98%, 3/22/19	100,000	99,962,023
Federal Home Loan Bank Bonds:
1.00%, 6/09/17	117,000	117,054,259
1.00%, 6/21/17	29,965	29,981,341
0.75%, 8/28/17	480,000	480,089,354
0.88%, 1/30/18	144,500	144,497,018
Federal Home Loan Bank Discount Notes: (a)
0.54%, 5/03/17	40,000	39,998,784
0.55%, 5/03/17	351,665	351,654,310
0.58%, 5/04/17	101,055	101,054,912
0.55%, 5/10/17	550,000	549,924,787
0.55%, 5/15/17	150,000	149,967,917
0.58%, 5/22/17	107,670	107,633,886
0.64%, 7/26/17	147,000	146,775,605
0.63%, 7/28/17	250,000	249,615,000
0.64%, 8/02/17	64,759	64,651,125
0.65%, 8/02/17	200,000	199,666,843
0.64%, 8/04/17	387,095	386,445,872
0.64%, 8/09/17	100,000	99,822,222

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (a) (continued)
0.64%, 8/11/17	$370,000	$369,324,873
0.67%, 8/16/17	250,000	249,502,153
0.67%, 8/18/17	650,000	648,681,407
0.70%, 8/23/17	150,000	149,669,875
0.68%, 8/25/17	100,000	99,779,600
0.90%, 8/28/17	554,630	552,989,143
0.70%, 8/30/17	367,845	366,985,724
0.70%, 9/20/17	100,000	99,723,889
0.91%, 9/29/17	47,000	46,820,012
0.92%, 10/03/17	100,000	99,603,889
0.73%, 10/10/17	331,000	329,912,665
0.75%, 10/18/17	350,000	348,760,417
0.98%, 10/25/17	87,200	86,780,530
0.75%, 11/02/17	112,000	111,568,333
1.00%, 12/04/17	444,840	442,158,603
0.93%, 12/14/17	470,000	467,243,842
Federal Home Loan Bank Variable Rate Notes: (b)
0.80%, 5/02/17	505,975	505,975,000
0.80%, 5/02/17	250,000	250,000,000
0.80%, 5/02/17	250,000	249,999,969
0.80%, 5/04/17	200,000	200,000,000
0.84%, 6/14/17	100,000	100,000,000
1.00%, 6/15/17	215,400	215,400,000
1.04%, 7/06/17	306,565	306,565,000
1.04%, 7/06/17	145,000	145,000,000
1.04%, 7/07/17	358,500	358,500,000
1.04%, 7/07/17	130,000	129,999,914
1.05%, 7/14/17	78,645	78,645,000
1.04%, 7/24/17	235,935	235,935,000
1.08%, 7/26/17	104,680	104,680,000
0.99%, 8/17/17	9,670	9,670,000
0.92%, 8/22/17	216,700	216,698,167
0.93%, 8/22/17	219,000	219,000,000
0.81%, 8/25/17	292,625	292,625,000
0.81%, 8/25/17	178,540	178,540,000
0.82%, 9/01/17	200,370	200,370,000
0.96%, 9/01/17	880,000	880,000,000
1.03%, 9/13/17	172,980	172,980,000
1.09%, 10/27/17	127,000	126,995,574
0.96%, 10/30/17	100,000	99,998,839
0.92%, 11/02/17	167,680	167,680,000
0.86%, 11/08/17	473,600	473,600,000
0.98%, 12/19/17	115,000	114,994,123
0.94%, 12/21/17	250,000	250,000,000
1.12%, 1/08/18	83,700	83,700,000
0.95%, 1/18/18	500,000	500,000,000
0.85%, 1/24/18	200,000	200,000,000
1.10%, 1/26/18	95,000	94,996,496
1.11%, 1/26/18	274,000	274,000,000
0.89%, 2/15/18	100,000	100,000,000
0.86%, 3/02/18	100,000	100,000,000
0.86%, 3/02/18	59,500	59,500,000
0.91%, 3/08/18	382,000	382,000,000
1.11%, 3/08/18	53,925	53,929,641
0.96%, 3/15/18	250,000	250,000,000
0.97%, 3/16/18	250,000	250,000,000
0.96%, 3/22/18	247,500	247,500,000
0.93%, 3/26/18	245,000	245,015,105
0.97%, 3/26/18	55,000	55,005,034
0.95%, 3/27/18	250,000	250,000,000
0.90%, 4/09/18	200,000	200,000,000
0.90%, 4/12/18	250,000	249,994,107
0.85%, 4/13/18	555,000	555,000,000
0.88%, 4/17/18	250,000	250,000,000
0.69%, 5/08/18	75,000	75,002,599

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	FedFund

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (b) (continued)
0.69%, 5/09/18	$150,000	$150,000,000
0.95%, 6/08/18	422,500	422,500,000
0.95%, 7/09/18	175,000	175,000,000
0.87%, 11/09/18	500,000	500,000,000
Freddie Mac Bonds:
1.00%, 7/28/17	71,922	71,975,433
1.00%, 9/29/17	299,103	299,345,086
1.00%, 12/15/17	500,000	500,396,931
0.75%, 1/12/18	657,047	656,312,911
Freddie Mac Discount Notes: (a)
0.50%, 5/01/17	23,650	23,650,000
0.80%, 8/02/17	696,955	695,514,626
0.83%, 8/03/17	595,400	594,109,636
0.90%, 9/26/17	236,000	235,127,770
Freddie Mac Variable Rate Notes: (b)
1.12%, 7/21/17	137,000	136,996,872
1.13%, 1/08/18	113,360	113,360,000
1.13%, 1/12/18	100,000	100,000,000
1.13%, 3/08/18	84,000	84,000,000
Total U.S. Government Sponsored Agency Obligations — 32.4%		27,331,488,592

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.52%, 5/04/17	$850,000	$849,963,521
0.53%, 5/11/17	50,000	49,992,639
0.60%, 5/18/17	1,150,000	1,149,674,379
0.54%, 5/25/17	1,316,740	1,316,270,363
0.61%, 7/13/17	72,030	71,941,633
0.62%, 8/10/17	500,000	499,130,278
0.91%, 9/28/17	174,115	173,458,441
0.91%, 10/05/17	170,000	169,325,335
0.95%, 10/12/17	609,885	607,245,553
0.96%, 10/26/17	871,000	866,887,186
U.S. Treasury Notes:
0.63%, 5/31/17	1,671,000	1,671,043,699
0.88%, 6/15/17	150,000	150,051,376
2.38%, 7/31/17	245,000	245,931,781
0.88% - 4.75%, 8/15/17	179,895	181,750,893
0.63%, 8/31/17	452,790	452,732,769
0.75% - 1.88%, 10/31/17	988,185	990,196,056
0.99%, 10/31/17 (b)	32,363	32,338,435
0.88% - 4.25%, 11/15/17	522,360	523,881,006
0.88%, 11/30/17	63,790	63,813,946
2.63%, 1/31/18	150,000	151,857,784
0.75%, 2/28/18	200,000	199,735,089
1.00%, 3/15/18	1,015,000	1,015,644,065
0.96%, 1/31/19 (b)	200,000	200,021,961
Total U.S. Treasury Obligations — 13.8%		11,632,888,188

Total Repurchase Agreements — 52.3%		44,167,432,539
Total Investments (Cost — $83,131,809,319*) — 98.5%		83,131,809,319
Other Assets Less Liabilities — 1.5%		1,224,760,348

Net Assets — 100.0%		$84,356,569,667

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	13

Schedule of Investments (continued)	FedFund

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

Bank of Montreal	0.81%	4/28/17	5/01/17	$87,400	$87,400	$87,405,900	U.S. government sponsored agency obligations and U.S. Treasury obligations, 1.00% to 6.50% due from 6/13/18 to 9/15/46	$119,249,950	$89,460,038
	0.79%	4/28/17	5/01/17	8,657	8,657	8,657,570	U.S. Treasury obligations, 0.00% to 3.63% due from 9/28/17 to 8/15/19	8,638,300	8,830,232
	0.60%(a)	2/28/17	5/19/17	316,000	316,000	316,421,333	U.S. Treasury obligations, 0.13% to 3.88% due from 9/30/18 to 2/15/47	319,382,300	322,320,082
	0.88%(a)	4/27/17	7/13/17	243,000	243,000	243,457,380	U.S. Treasury obligations, 0.88% to 2.00% due from 6/15/17 to 8/15/26	247,150,000	247,860,059
	0.85%(a)	4/13/17	7/14/17	312,500	312,500	313,178,819	U.S. Treasury obligations, 0.00% to 3.50% due from 10/31/17 to 2/15/47	318,344,500	318,750,065

Total Bank of Montreal					$967,557				$987,220,476

Bank of Nova Scotia	0.80%	4/28/17	5/01/17	29,000	29,000	29,001,933	U.S. Treasury obligations, 0.13% to 2.50% due from 12/15/18 to 2/15/45	28,097,600	29,582,045

Barclays Capital, Inc.	0.80%	4/28/17	5/01/17	600,000	600,000	600,040,000	U.S. Treasury obligations, 0.00% to 2.88% due from 12/31/20 to 2/15/45	612,395,600	612,000,005
	0.80%	4/28/17	5/01/17	193,610	193,610	193,622,907	U.S. Treasury obligations, 2.00% to 3.13% due from 2/15/22 to 2/15/43	191,660,000	197,482,267

Total Barclays Capital, Inc.					$793,610				$809,482,272

BNP Paribas Securities Corp.	0.87%	4/28/17	5/01/17	1,000,000	1,000,000	1,000,072,500	U.S. Treasury obligation, 3.63% due at 2/15/20	955,503,600	1,020,000,093
	0.87%	4/28/17	5/01/17	500,000	500,000	500,036,250	U.S. Treasury obligation, 1.63% due at 11/30/20	506,203,500	510,000,026

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	FedFund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

	0.82%	4/28/17	5/01/17	$260,300	$260,300	$260,317,787	U.S. Treasury obligations, 0.00% to 8.75% due from 8/24/17 to 5/15/45	$260,777,542	$265,506,000
	0.84%	4/28/17	5/01/17	5,000	5,000	5,000,350	U.S. government sponsored agency obligation and U.S. Treasury obligation, 0.75% to 1.67% due from 7/31/18 to 3/20/38	5,118,342	5,100,020
	0.79%	4/27/17	5/04/17	250,000	250,000	250,038,403	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 8.00% due from 7/27/17 to 8/25/54	4,585,890,328	265,485,102
	0.79%(a)	4/06/17	5/05/17	1,301,000	1,301,000	1,301,827,942	U.S. Treasury obligations, 0.00% to 3.88% due from 8/15/17 to 5/15/44	1,265,707,483	1,327,020,000
	0.98%(a)	4/28/17	5/05/17	600,000	600,000	600,114,333	U.S. government sponsored agency obligations, 0.00% to 7.09% due from 9/25/18 to 2/01/67	7,803,389,861	637,065,246
	0.61%(a)	2/22/17	6/01/17	1,890,000	1,890,000	1,893,170,475	U.S. Treasury obligations, 0.00% to 3.875% due from 5/31/17 to 2/15/47	1,927,516,708	1,927,800,000
	1.15%(a)	4/28/17	6/02/17	100,000	100,000	100,111,806	U.S. government sponsored agency obligations, 0.00% to 7.09% due from 2/20/21 to 4/01/47	2,227,358,615	108,007,390

Total BNP Paribas Securities Corp.					$5,906,300				$6,065,983,877

Citigroup Global Markets, Inc.	0.81%(b)	4/28/17	5/01/17	60,000	60,000	60,004,050	U.S. Treasury obligations, 1.50% to 2.25% due from 11/15/25 to 8/15/26	62,344,885	61,200,012
	0.83%	4/28/17	5/01/17	12,000	12,000	12,000,830	U.S. government sponsored agency obligations, 3.50% to 4.00% due from 11/20/42 to 5/01/47	25,363,649	12,240,010

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	15

Schedule of Investments (continued)	FedFund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

	0.77%	4/25/17	5/02/17	$126,000	$126,000	$126,018,865	U.S. Treasury obligation, 1.38% due at 3/31/20	$128,635,600	$128,520,074

Total Citigroup Global Markets, Inc.					$198,000				$201,960,096

Credit Agricole Corporate & Investment Bank	0.79%	4/28/17	5/01/17	2,100,000	2,100,000	2,100,138,250	U.S. Treasury obligations, 0.13% to 5.38% due from 11/15/18 to 2/15/31	1,935,614,700	2,142,000,012
	0.79%(b)	4/28/17	5/01/17	1,100,000	1,100,000	1,100,072,417	U.S. Treasury obligations, 1.50% to 2.25% due from 2/28/19 to 5/15/26	1,131,393,700	1,122,000,035
	0.81%	4/28/17	5/01/17	50,000	50,000	50,003,375	U.S. Treasury obligation, 2.50% due at 2/15/46	55,940,000	51,000,015
	0.78%	4/26/17	5/03/17	350,000	350,000	350,053,083	U.S. government sponsored agency obligations, 2.50% to 4.00% due from 2/01/28 to 2/01/47	470,623,843	360,500,000

Total Credit Agricole Corporate & Investment Bank					$3,600,000				$3,675,500,062

Deutsche Bank Securities Inc.	0.84%	4/28/17	5/01/17	250,000	250,000	250,017,500	U.S. Treasury obligations, 0.00% due from 2/15/19 to 2/15/31	330,943,800	255,000,046

Federal Reserve Bank of New York	0.75%	4/28/17	5/01/17	5,800,000	5,800,000	5,800,362,500	U.S. Treasury obligations, 1.13% to 4.25% due from 11/15/20 to 5/15/42	5,568,410,200	5,800,362,543

Goldman Sachs & Co.	0.79%	4/28/17	5/01/17	2,886,500	2,886,500	2,886,690,028	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 18.83% due from 7/15/17 to 5/25/47	5,336,550,306	2,976,651,853
	0.79%	4/28/17	5/01/17	50,000	50,000	50,003,292	U.S. Treasury obligations, 0.00% due from 2/15/20 to 5/15/43	86,682,677	51,000,000

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	FedFund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

	1.19%(a)	4/28/17	6/02/17	$1,114,500	$1,114,500	$1,115,789,415	U.S. government sponsored agency obligations, 0.00% to 8.00% due from 6/01/18 to 1/15/55	$11,683,587,173	$1,189,056,581

Total Goldman Sachs & Co.					$4,051,000				$4,216,708,434

HSBC Securities (USA) Inc.	0.81%(c)	4/28/17	5/01/17	380,000	380,000	380,025,650	U.S. government sponsored agency obligations, 3.50% due from 12/01/46 to 2/01/47	382,937,694	391,403,703
	0.79%(c)	4/28/17	5/01/17	335,000	335,000	335,022,054	U.S. Treasury obligations, 1.50% due at 8/15/26	364,565,000	341,700,722
	0.81%	4/28/17	5/01/17	26,000	26,000	26,001,755	U.S. government sponsored agency obligation, 3.50% due at 12/01/46	26,240,000	26,783,020
	0.77%	4/25/17	5/02/17	747,000	747,000	747,111,843	U.S. Treasury obligations, 0.00% due from 5/15/40 to 5/15/46	1,688,974,900	761,941,552
	0.77%	4/26/17	5/03/17	198,290	198,290	198,319,688	U.S. Treasury obligation, 2.13% due at 5/15/25	201,680,000	202,258,237

Total HSBC Securities (USA) Inc.					$1,686,290				$1,724,087,234

JPMorgan Securities LLC	0.83%	4/28/17	5/01/17	1,000,000	1,000,000	1,000,069,167	U.S. government sponsored agency obligations, 2.50% to 6.00% due from 11/01/17 to 4/01/47	1,450,904,416	1,030,000,545
	0.83%	4/28/17	5/01/17	1,000,000	1,000,000	1,000,069,167	U.S. government sponsored agency obligations, 2.00% to 7.00% due from 3/01/19 to 4/01/46	1,976,508,299	1,030,005,497
	0.81%	4/28/17	5/01/17	500,000	500,000	500,033,750	U.S. Treasury obligations, 1.38% to 8.88% due from 9/30/18 to 8/15/41	480,161,700	510,004,384
	0.90%(c)	4/28/17	5/01/17	350,000	350,000	350,026,250	U.S. government sponsored agency obligations, 2.00% to 6.00% due from 8/20/36 to 6/20/46	740,887,701	374,503,462

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	17

Schedule of Investments (continued)	FedFund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

	0.81%	4/28/17	5/01/17	$31,000	$31,000	$31,002,093	U.S. Treasury obligations, 0.00% to 1.88% due from 1/31/22 to 2/15/44	$46,945,000	$31,620,509
	1.00%(a)	4/28/17	5/05/17	1,000,000	1,000,000	1,000,194,444	U.S. government sponsored agency obligations, 1.75% to 7.00% due from 7/25/22 to 5/15/54	1,570,034,157	1,070,005,269

Total JPMorgan Securities LLC					$3,881,000				$4,046,139,666

Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.82%	4/28/17	5/01/17	355,000	355,000	355,024,258	U.S. government sponsored agency obligations, 0.00% to 6.00% due from 3/25/33 to 3/20/67	4,065,514,052	384,459,763
	0.81%	4/28/17	5/01/17	200,000	200,000	200,013,500	U.S. Treasury obligations, 0.13% to 5.00% due from 4/15/18 to 8/15/45	186,389,200	204,000,025
	0.81%	4/28/17	5/01/17	60,000	60,000	60,004,050	U.S. Treasury obligation, 2.00% due at 2/15/23	60,853,300	61,200,036
	0.89%	4/27/17	5/04/17	308,500	308,500	308,553,388	U.S. government sponsored agency obligations, 1.31% to 3.00% due from 11/25/32 to 3/25/47	502,264,050	330,095,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$923,500				$979,754,825

Mizuho Securities USA, Inc.	0.85%	4/28/17	5/01/17	995,098	995,098	995,168,525	U.S. Treasury obligation, 2.25% due at 1/31/24	1,000,000,000	1,015,000,000
	0.83%	4/28/17	5/01/17	57,500	57,500	57,503,977	U.S. Treasury obligations, 1.63% to 2.13% due from 8/15/21 to 2/15/26	59,096,100	58,650,026
	0.85%	4/28/17	5/01/17	10,000	10,000	10,000,708	U.S. Treasury obligation, 2.38% due at 8/15/24	10,000,000	10,200,000
	0.80%(a)	4/13/17	5/12/17	400,000	400,000	400,257,778	U.S. government sponsored agency obligations, 0.00% to 22.44% due from 9/25/22 to 2/25/50	9,244,760,469	428,245,002

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	FedFund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

	1.12%(a)	4/28/17	6/02/17	$750,000	$750,000	$750,816,667	U.S. government sponsored agency obligations and U.S. Treasury obligation, 0.00% to 9.48% due from 12/31/23 to 5/25/47	$5,579,006,111	$802,406,117

Total Mizuho Securities USA, Inc.					$2,212,598				$2,314,501,145

Morgan Stanley & Co. LLC	0.76%	4/28/17	5/01/17	6,000	6,000	6,000,380	U.S. Treasury obligation, 2.25% due at 4/30/21	5,925,200	6,120,054

MUFG Securities Americas, Inc.	0.81%	4/28/17	5/01/17	1,366,000	1,366,000	1,366,092,205	U.S. government sponsored agency obligations, 1.83% to 6.50% due from 11/01/17 to 8/01/48	5,124,768,748	1,406,084,754
	0.80%	4/28/17	5/01/17	150,000	150,000	150,010,000	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 5.66% due from 6/16/17 to 5/15/44	171,038,900	153,000,089
	0.81%(a)	4/28/17	5/05/17	350,000	350,000	350,055,125	U.S. Treasury obligations, 0.00% to 8.88% due from 12/07/17 to 5/15/45	323,664,100	357,000,010

Total MUFG Securities Americas, Inc.					$1,866,000				$1,916,084,853

National Australia Bank Ltd.	0.85%	4/28/17	5/01/17	329,063	329,063	329,085,809	U.S. Treasury obligation, 0.38% due at 7/15/25	325,000,000	335,643,750
	0.85%	4/28/17	5/01/17	180,425	180,425	180,437,780	U.S. Treasury obligation, 0.13% due at 4/15/20	175,000,000	184,033,500

Total National Australia Bank Ltd.					$509,488				$519,677,250

Natixis SA	0.82%	4/28/17	5/01/17	640,000	640,000	640,043,733	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.13% to 8.00% due from 5/15/19 to 11/01/47	721,122,697	654,123,510

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	19

Schedule of Investments (continued)	FedFund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

Nomura Securities International, Inc.	0.83%	4/28/17	5/01/17	$2,970,000	$2,970,000	$2,970,205,425	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 9.00% due from 5/12/17 to 4/01/67	$4,009,013,090	$3,038,587,126

Prudential Insurance Company of America	0.86%	4/28/17	5/01/17	110,725	110,725	110,732,935	U.S. Treasury obligation, 0.00% due at 5/15/39	215,000,000	112,939,500
	0.86%	4/28/17	5/01/17	65,438	65,438	65,442,190	U.S. Treasury obligation, 0.00% due at 11/15/43	150,000,000	66,747,000
	0.86%	4/28/17	5/01/17	57,750	57,750	57,754,139	U.S. Treasury obligation, 0.00% due at 5/15/38	110,000,000	58,905,000
	0.86%	4/28/17	5/01/17	47,813	47,813	47,815,927	U.S. Treasury obligation, 2.75% due at 11/15/42	50,000,000	48,768,500
	0.86%	4/28/17	5/01/17	38,438	38,438	38,440,255	U.S. Treasury obligation, 0.00% due at 8/15/27	50,000,000	39,206,000
	0.86%	4/28/17	5/01/17	38,160	38,160	38,162,735	U.S. Treasury obligation, 0.00% due at 11/15/34	64,000,000	38,923,520
	0.86%	4/28/17	5/01/17	32,906	32,906	32,908,608	U.S. Treasury obligation, 0.00% due at 8/15/43	75,000,000	33,564,000
	0.86%	4/28/17	5/01/17	29,312	29,312	29,314,601	U.S. Treasury obligation, 0.00% due at 5/15/35	50,000,000	29,898,500
	0.86%	4/28/17	5/01/17	28,812	28,812	28,814,565	U.S. Treasury obligation, 0.00% due at 11/15/35	50,000,000	29,389,000
	0.86%	4/28/17	5/01/17	22,006	22,006	22,007,827	U.S. Treasury obligation, 0.00% due at 5/15/33	35,000,000	22,446,200

Total Prudential Insurance Company of America					$471,360				$480,787,220

RBC Capital Markets LLC	0.80%	4/28/17	5/01/17	28,000	28,000	28,001,867	U.S. government sponsored agency obligations, 3.00% to 5.38% due from 10/15/36 to 3/15/47	152,470,309	29,960,001
	1.12%(a )	4/28/17	6/02/17	825,000	825,000	825,898,333	U.S. government sponsored agency obligations, 0.00% to 27.99% due from 1/25/25 to 3/25/47	10,264,459,462	885,079,192

Total RBC Capital Markets LLC					$853,000				$915,039,193

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	FedFund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

Societe Generale SA	0.82%	4/28/17	5/01/17	$6,000	$6,000	$6,000,410	U.S. Treasury obligation, 2.38% due at 8/15/24	$5,994,800	$6,120,054
	0.77%	4/26/17	5/03/17	1,250,000	1,250,000	1,250,187,153	U.S. Treasury obligations, 0.00% to 6.25% due from 7/15/17 to 1/15/25	1,219,712,800	1,275,000,084
	0.79%	4/27/17	5/04/17	700,000	700,000	700,107,528	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 4.61% due from 10/12/17 to 11/20/64	1,300,822,264	714,000,004
	0.81%(a)	4/28/17	5/05/17	300,000	300,000	300,047,250	U.S. Treasury obligations, 0.00% to 6.25% due from 4/30/17 to 11/15/45	285,940,800	306,000,047
	0.79%(a)	4/03/17	5/08/17	1,091,500	1,091,500	1,092,338,333	U.S. Treasury obligations, 0.00% to 5.38% due from 7/15/17 to 2/15/47	1,103,039,456	1,113,330,000
	0.78%(a)	4/05/17	5/15/17	600,000	600,000	600,520,000	U.S. Treasury obligations, 0.00% to 7.63% due from 1/15/18 to 8/15/41	570,169,800	612,000,004

Total Societe Generale SA					$3,947,500				$4,026,450,193

TD Securities (USA) LLC	0.83%	4/28/17	5/01/17	578,230	578,230	578,269,994	U.S. government sponsored agency obligations and U.S. Treasury obligations, 1.00% to 4.50% due from 9/15/18 to 4/01/47	590,520,679	590,748,595

Wells Fargo Securities LLC	0.83%(c)	4/28/17	5/01/17	450,000	450,000	450,031,125	U.S. government sponsored agency obligations, 3.12% to 4.50% due from 11/01/25 to 6/01/56	444,888,419	463,500,001
	0.82%(b)	4/28/17	5/01/17	325,000	325,000	325,022,208	U.S. Treasury obligations, 1.50% to 3.13% due from 4/30/17 to 2/15/47	327,063,595	331,500,025
	0.82%	4/28/17	5/01/17	100,000	100,000	100,006,833	U.S. Treasury obligations, 0.63% to 1.88% due from 5/31/17 to 8/31/22	101,763,200	102,000,030

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	21

Schedule of Investments (concluded)	FedFund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

	0.79%	4/25/17	5/02/17	$517,000	$517,000	$517,079,417	U.S. government sponsored agency obligations, 3.50% to 5.00% due from 8/01/26 to 5/01/47	$507,954,712	$532,510,001
	0.79%	4/26/17	5/03/17	635,000	635,000	635,097,543	U.S. government sponsored agency obligations, 3.00% to 4.00% due from 2/01/25 to 4/01/47	636,136,431	654,050,001

Total Wells Fargo Securities LLC					$2,027,000				$2,083,560,058

Total					$44,167,433				$45,337,460,773

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Traded in a joint account.

(c)	Variable rate security. Rate as of period end.

During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2016	Par Purchased	Par Sold	Par held at April 30, 2017	Income
PNC Bank N.A.	—	$15,265,400,000	$15,265,400,000	—	$289,788

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$83,131,809,319	—	$83,131,809,319

[1] See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 0.8%
Bank of America N.A., 1.18%, 10/03/17	$2,000	$1,999,917
Yankee — 20.1% (a)
Bank of Montreal, Chicago, 1.33%, 3/15/18	2,000	2,001,080
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.50%, 10/16/17	2,000	2,001,459
Cooperatieve Rabobank UA, New York, 1.54%, 8/16/17	210	210,339
Credit Agricole Corporate & Investment Bank, 1.52%, 6/08/17	2,500	2,501,549
Dexia Credit Local, New York:
1.50%, 6/19/17	3,000	3,002,174
1.31%, 1/12/18	2,000	2,000,524
Mitsubishi UFJ Trust and Banking Corp., New York, 1.53%, 11/08/17	3,000	3,002,170
Mizuho Bank Ltd., New York:
1.60%, 7/06/17	3,000	3,003,261
1.38%, 8/29/17	4,000	4,002,848
1.29%, 10/06/17	2,000	2,000,424
Norinchukin Bank, New York:
1.34%, 8/24/17	1,000	1,000,679
1.50%, 10/27/17	2,000	2,001,163
Oversea Chinese Banking Corp., 1.02%, 5/30/17	4,500	4,500,329
Royal Bank of Canada, New York:
1.31%, 3/16/18	1,000	1,000,684
1.23%, 4/19/18	3,000	2,999,821
Societe Generale, New York, 1.47%, 6/12/17	2,500	2,501,518
Sumitomo Mitsui Banking Corp., New York:
1.28%, 10/04/17	5,000	5,001,067
1.27%, 11/10/17	2,000	2,000,007
Sumitomo Mitsui Trust Bank Ltd., New York:
1.33%, 9/15/17	2,250	2,250,914
1.26%, 10/10/17	3,000	3,000,199
Toronto Dominion Bank, New York:
1.14%, 6/22/17	2,000	2,000,448
1.33%, 3/13/18	2,000	2,001,405

		53,984,062
Total Certificates of Deposit — 20.9%		55,983,979

Commercial Paper
Alpine Securitization Ltd., 1.20%, 7/13/17 (b)	1,000	997,692
Antalis SA, 1.25%, 7/07/17 (b)	1,000	997,881
Barton Capital SA, 1.25%, 7/05/17 (b)	2,000	1,995,680
Cancara Asset Securitisation LLC, 1.13%, 7/17/17 (b)	3,000	2,992,533
Collateralized Commercial Paper Co. LLC, 1.30%, 10/26/17	1,000	1,000,463
Commonwealth Bank of Australia, 1.31%, 3/16/18	3,000	3,002,665
CRC Funding LLC, 0.98%, 5/24/17 (b)	1,000	999,298
DnB Bank ASA (New York Branch), 1.30%, 3/23/18	3,000	3,000,585
Erste Abwicklungsanstalt, 0.88%, 5/18/17 (b)	1,000	999,541
Federation Des Caisses Desjardins, 0.91%, 5/05/17 (b)	5,000	4,999,115
Gotham Funding, 1.16%, 6/21/17 (b)	2,000	1,996,862
Kells Funding LLC, 1.01%, 6/09/17 (b)	2,500	2,497,118
Korea Development Bank, New York, 1.24%, 7/18/17 (b)	2,000	1,995,693
Korea Development Bank. New York, 1.24%, 7/20/17 (b)	3,000	2,993,344

Commercial Paper	Par (000)	Value
Liberty Street Funding LLC:
1.20%, 6/12/17 (b)	$1,000	$998,719
1.08%, 6/28/17 (b)	3,500	3,493,696
1.23%, 8/03/17 (b)	2,000	1,993,716
Manhattan Asset Funding Co. LLC, 0.97%, 5/25/17 (b)	1,500	1,498,901
Mitsubishi UFJ Trust and Banking Corp., 1.15%, 6/09/17 (b)	2,000	1,997,760
Nieuw Amsterdam Receivables Corp.:
0.91%, 5/05/17 (b)	3,000	2,999,463
1.20%, 7/05/17 (b)	3,000	2,993,744
NRW.Bank:
1.12%, 7/20/17 (b)	2,000	1,995,057
1.12%, 7/21/17 (b)	2,000	1,994,988
Ridgefield Funding Co. LLC, 1.48%, 10/05/17 (b)	2,000	1,987,973
Standard Chartered Bank:
1.09%, 5/24/17 (b)	1,385	1,384,082
1.11%, 6/28/17 (b)	4,000	3,993,060
Starbird Funding Corp.:
0.94%, 5/01/17 (b)	4,000	3,999,687
1.24%, 7/06/17 (b)	2,000	1,995,527
1.50%, 10/02/17 (b)	375	372,668
Suncorp Metway Ltd., 1.37%, 8/28/17 (b)	3,000	2,986,743
Thunder Bay Funding LLC, 1.10%, 6/20/17 (b)	3,459	3,453,683
United Overseas Bank Ltd.:
1.02%, 6/15/17 (b)	3,500	3,495,800
1.13%, 7/14/17 (b)	3,000	2,993,840
Victory Receivables Corp.:
1.03%, 5/02/17 (b)	2,000	1,999,757
1.16%, 6/20/17 (b)	3,000	2,994,506
Westpac Banking Corp., 1.31%, 3/15/18	3,000	3,002,258
Westpac Securities NZ Ltd., 1.34%, 7/31/17 (c)	3,000	3,002,966
Total Commercial Paper — 32.9%		88,097,064

Municipal Bonds (d)
Illinois Housing Development Authority RB Series 2017A-2 VRDN (Federal Home Loan Bank Liquidity Facility), 0.89%, 5/05/17	3,000	3,000,000
Jets Stadium Development LLC Series 2007A-4C VRDN (Sumitomo Mitsui Bank Corp. LOC), 1.05%, 5/05/17	2,000	2,000,000
Total Municipal Bonds — 1.9%		5,000,000

Time Deposits
Credit Agricole Corporate & Investment Bank, 0.83%, 5/01/17	7,000	7,000,000
Credit Industriel Et Commercial, 0.82%, 5/01/17	2,000	2,000,000
DnB Bank ASA, 0.83%, 5/01/17	7,000	7,000,000
DZ Bank AG Deutsche Zentral Genoss, 0.83%, 5/01/17	7,000	7,000,000
ING Bank N.V. (Amsterdam Branch), 0.97%, 5/04/17	3,000	3,000,000
KBC Bank N.V. (New York Branch), 0.84%, 5/01/17	10,000	10,000,000
Lloyds Bank PLC, 0.82%, 5/02/17	5,000	5,000,000
Natixis S.A., 0.82%, 5/01/17	4,776	4,776,000
Nordea Bank AB, 0.83%, 5/01/17	10,000	10,000,000
Svenska Handelsbanken AB, 0.83%, 5/01/17	7,000	7,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	23

Schedule of Investments (continued)	TempCash

Time Deposits	Par (000)	Value
Swedbank AB, (New York Branch), 0.83%, 5/01/17	$10,000	$10,000,000
Total Time Deposits — 27.1%		72,776,000

Value
Total Repurchase Agreements — 17.3%	$46,500,000
Total Investments (Cost — $268,327,291*) — 100.1%	268,357,043
Liabilities in Excess of Other Assets — (0.1)%	(145,378)

Net Assets — 100.0%	$268,211,665

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Rates are discount rates or a range of discount rates at the time of purchase.

(c)	Variable rate security. Rate as of period end.

(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

BNP Paribas Securities Corp.	1.01%(a)	4/28/17	5/01/17	$1,000	$1,000	$1,000,084	Corporate/debt obligations, 1.28% to 8.36% due from 1/20/19 to 11/25/44	$1,013,981	$1,050,090

Citigroup Global Markets, Inc.	0.81%(b)	4/28/17	5/01/17	10,000	10,000	10,000,675	U.S. Treasury obligations, 1.50% to 2.25% due from 11/15/25 to 8/15/26	10,390,814	10,200,001
	1.49%(c)	4/28/17	7/02/17	3,500	3,500	3,509,416	Corporate/debt obligation, 5.50% due at 9/15/37	5,384,393	3,745,000

Total Citigroup Global Markets, Inc.					$13,500				$13,945,001

Credit Suisse Securities (USA) LLC	1.16%(a)	4/28/17	5/01/17	4,000	4,000	4,000,387	Corporate/debt obligations, 0.00% to 6.11% due from 11/26/35 to 8/25/37	46,804,625	4,800,021
	1.45%(c)	4/28/17	6/02/17	3,000	3,000	3,004,229	Corporate/debt obligations, 4.46% to 6.19% due from 1/25/36 to 2/25/37	69,211,500	3,600,015

Total Credit Suisse Securities (USA) LLC					$7,000				$8,400,036

HSBC Securities (USA) Inc.	1.11%(a)	4/28/17	5/01/17	5,000	5,000	5,000,463	U.S. government sponsored agency obligations & Corporate/debt obligation, 0.00% to 2.63% due from 8/12/17 to 4/01/43	8,010,000	5,340,111

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	TempCash

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

	1.41	%(c)	4/28/17	5/29/17	$3,000	$3,000	$3,003,643	U.S. government sponsored agency obligation & Corporate/debt obligation, 2.63% due at 4/01/43	$6,130,000	$3,091,960

Total HSBC Securities (USA) Inc.						$8,000				$8,432,071

JPMorgan Securities LLC	1.03	%(a)	4/28/17	5/01/17	3,000	3,000	3,000,258	Corporate/debt obligations, 0.00% due from 5/01/17 to 5/30/17	3,155,000	3,153,775
	1.09	%(a)	4/28/17	5/01/17	1,000	1,000	1,000,091	Corporate/debt obligations, 0.12% to 0.44% due from 2/25/45 to 10/25/45	228,742,000	1,070,027
	1.67	%(c)	4/28/17	7/28/17	1,000	1,000	1,004,221	Corporate/debt obligation, 4.28% due at 3/25/54	1,170,000	1,154,577

Total JPMorgan Securities LLC						$5,000				$5,378,379

RBC Capital Markets LLC	0.99	%(a)	4/28/17	5/01/17	2,000	2,000	2,000,165	Corporate/debt obligations, 1.75% to 7.30% due from 5/02/17 to 5/15/67	1,895,017	2,101,300

Wells Fargo Securities LLC	1.06	%(a)	4/28/17	5/01/17	5,000	5,000	5,000,442	Corporate/debt obligations, 3.06% to 4.50% due from 10/15/31 to 8/25/55	5,588,545	5,350,001
	0.82	%(b)	4/28/17	5/01/17	5,000	5,000	5,000,342	U.S. Treasury obligations & Corporate/debt obligations, 1.50% to 3.13% due from 4/30/17 to 2/15/47	5,031,742	5,099,995

Total Wells Fargo Securities LLC						$10,000				$10,449,996

Total						$46,500				$49,756,873

(a)	Variable rate security. Rate as of period end.

(b)	Traded in a joint account.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	25

Schedule of Investments (concluded)	TempCash

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$268,357,043	—	$268,357,043

[1]	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.9%
Bank of America Securities Ltd., 1.19%, 5/18/17 (a)	$65,000	$65,010,251
Citibank NA, New York:
1.37%, 5/08/17 (a)	25,000	25,016,493
1.30%, 7/05/17	47,000	47,029,953
1.30%, 7/06/17	30,000	30,019,056
Wells Fargo Bank N.A.:
1.43%, 5/30/17 (a)	25,000	25,017,750
1.58%, 7/17/17 (a)	200,000	200,409,820

		392,503,323
Yankee — 22.3% (b)
Bank of Montreal, Chicago:
1.53%, 5/11/17 (a)	50,000	50,101,155
1.52%, 5/30/17 (a)	99,000	99,193,495
1.15%, 6/15/17	70,000	70,012,453
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
1.25%, 5/15/17	40,000	40,005,788
1.36%, 8/30/17	25,000	25,012,495
1.50%, 10/16/17	80,000	80,058,376
1.52%, 10/30/17	145,000	145,103,385
Canadian Imperial Bank of Commerce, New York:
1.53%, 5/01/17 (a)	50,000	50,118,825
1.59%, 7/13/17 (a)	150,000	150,323,715
Cooperatieve Rabobank UA New York, 1.51%, 5/22/17 (a)	44,000	44,016,667
Dexia Credit Local, New York:
1.31%, 5/12/17 (a)	115,000	115,030,130
1.40%, 5/22/17 (a)	140,000	140,159,684
1.54%, 5/24/17 (a)	70,000	70,029,820
DnB Bank ASA (New York Branch), 0.91%, 5/01/17	50,000	50,000,035
Dz Bank AG Deutsche Zentral, 1.20%, 8/28/17	55,000	54,982,642
Kookmin Bank, New York:
1.59%, 5/10/17 (a)	25,500	25,528,907
1.59%, 5/15/17 (a)	10,000	10,010,595
1.59%, 5/17/17 (a)	10,000	10,010,234
Korea Development Bank (New York Branch), 1.35%, 8/17/17	25,000	25,012,125
Mitsubishi UFJ Trust and Banking Corp., New York:
1.58%, 5/08/17 (a)	50,000	50,050,240
1.53%, 11/08/17	30,000	30,021,699
Mizuho Bank Ltd., New York:
1.38%, 5/01/17 (a)	21,000	21,014,950
1.29%, 5/08/17 (a)	125,000	125,026,475
1.59%, 5/17/17 (a)	50,000	50,017,395
Norinchukin Bank, New York:
1.54%, 5/23/17 (a)	50,000	50,056,695
1.54%, 7/20/17 (a)	100,000	100,110,330
1.17%, 8/08/17	100,000	100,003,930
1.50%, 10/27/17	100,000	100,058,170
Oversea Chinese Banking Corp, 1.12%, 7/07/17	125,000	125,016,813
Sumitomo Mitsui Banking Corp., New York:
1.59%, 5/08/17 (a)	99,700	99,792,332
1.59%, 5/09/17 (a)	47,500	47,509,011
1.83%, 6/15/17 (a)	75,000	75,182,355
1.58%, 7/05/17 (a)	75,000	75,069,030
Sumitomo Mitsui Trust Bank Ltd., New York:
0.92%, 5/01/17	130,000	130,000,767
1.60%, 5/02/17 (a)	25,000	25,014,150
1.58%, 5/03/17 (a)	25,000	25,022,793
1.58%, 5/05/17 (a)	49,700	49,745,729
1.59%, 5/19/17 (a)	100,000	100,078,440

Certificates of Deposit	Par (000)	Value
Yankee (continued) (b)
Svenska Handelsbanken, Inc., New York, 1.53%, 5/15/17 (a)	$57,000	$57,016,239
Toronto Dominion Bank, New York:
1.33%, 5/15/17 (a)	75,000	75,052,673
1.51%, 5/22/17 (a)	35,000	35,064,495
1.14%, 6/22/17	75,000	75,016,800
UBS AG Stamford Branch, 1.48%, 5/02/17 (a)	75,000	75,092,460

		2,950,744,497
Total Certificates of Deposit — 25.2%		3,343,247,820

Commercial Paper
Alpine Securitization Ltd.:
1.20%, 7/13/17 (c)	174,000	173,598,356
1.22%, 7/27/17 (c)	55,000	54,841,875
Antalis SA, 1.25%, 7/07/17 (c)	66,700	66,558,636
ASB Finance Ltd., London, 1.46%, 2/12/18 (a)	13,200	13,222,168
Bank of Nova Scotia, New York:
1.44%, 5/01/17 (a)	50,000	50,048,145
1.42%, 5/04/17 (a)	60,000	60,055,296
1.52%, 5/12/17 (a)	60,000	60,013,854
1.51%, 5/22/17 (a)	60,000	60,099,156
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.36%, 8/30/17 (c)	50,000	49,791,440
Barton Capital SA:
1.25%, 7/05/17 (c)	75,000	74,838,360
1.20%, 7/11/17 (c)	25,000	24,940,543
BNZ International Funding Ltd., 1.37%, 5/05/17 (a)	148,000	148,097,635
Canadian Imperial Bank of Commerce, New York, 1.52%, 5/19/17 (a)	100,000	100,270,570
Cancara Asset Securitisation LLC, 1.13%, 7/07/17 (c)	125,000	124,735,075
Commonwealth Bank of Australia:
1.42%, 5/16/17 (a)	50,000	50,104,665
1.53%, 5/17/17 (a)(d)	60,000	60,018,978
1.31%, 5/18/17 (a)(d)	77,000	77,068,407
1.59%, 5/18/17 (a)	40,000	40,047,952
1.56%, 7/18/17 (a)	24,000	24,045,230
1.53%, 7/24/17 (a)	40,000	40,072,404
1.52%, 7/26/17 (a)(d)	25,000	25,045,220
Crown Point Capital LLC, 1.13%, 6/12/17 (c)	50,000	49,935,940
DnB Bank ASA (New York Branch), 1.30%, 5/24/17 (a)	100,000	100,019,500
HSBC Bank PLC, 1.33%, 2/09/18 (a)	40,000	40,069,028
ING US Funding LLC, 1.28%, 7/05/17 (c)	70,000	69,838,818
Kells Funding LLC:
1.34%, 5/08/17 (a)	15,000	15,001,763
1.12%, 7/13/17 (c)	100,000	99,775,420
1.12%, 7/14/17 (c)	100,000	99,771,790
1.12%, 7/18/17 (c)	100,000	99,754,080
Korea Development Bank (New York Branch):
1.24%, 7/18/17 (c)	28,000	27,939,707
1.24%, 7/20/17 (c)	27,000	26,940,098
Liberty Street Funding LLC:
1.08%, 6/28/17 (c)	31,500	31,443,262
1.23%, 8/03/17 (c)	98,000	97,692,113
Macquarie Bank Ltd.:
1.17%, 6/14/17 (c)(d)	25,000	24,968,047
1.17%, 6/16/17 (c)	100,000	99,865,390
Matchpoint Finance PLC:
0.94%, 5/02/17 (c)	249,311	249,284,074
1.42%, 6/19/17 (c)(d)	50,000	49,919,040

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	27

Schedule of Investments (continued)	TempFund

Commercial Paper	Par (000)	Value
National Australia Bank Ltd., New York, 1.53%, 7/17/17 (a)	$50,000	$50,083,780
Nieuw Amsterdam Receivables:
1.22%, 6/15/17 (c)	100,000	99,859,730
1.22%, 6/19/17 (c)	50,000	49,923,370
NRW.Bank:
1.12%, 7/20/17 (c)	60,000	59,851,704
1.12%, 7/21/17 (c)	100,000	99,749,400
1.14%, 8/17/17 (c)	85,000	84,709,615
Old Line Funding LLC, 1.41%, 5/18/17 (a)(d)	40,000	40,010,608
Oversea Chinese Banking Corp:
1.32%, 6/28/17 (a)(d)	100,000	100,016,040
1.12%, 7/10/17 (c)	50,000	49,900,640
1.12%, 7/12/17 (c)(d)	75,000	74,846,093
Ridgefield Funding Co. LLC:
1.15%, 5/02/17 (c)	22,000	21,997,820
1.15%, 5/03/17 (c)	22,000	21,997,265
1.15%, 5/08/17 (c)	22,000	21,994,451
1.15%, 5/09/17 (c)	22,000	21,993,882
1.15%, 6/01/17 (c)	1,111	1,109,952
1.42%, 7/07/17 (c)	50,000	49,894,030
1.48%, 10/05/17 (c)	98,000	97,410,696
Standard Chartered Bank:
1.17%, 5/22/17 (c)	25,000	24,984,800
1.15%, 6/12/17 (c)	25,000	24,969,533
Starbird Funding Corp.:
0.94%, 5/01/17 (c)	46,000	45,996,282
1.42%, 6/19/17 (c)(d)	60,000	59,902,848
1.24%, 7/06/17 (c)	75,000	74,832,247
1.50%, 10/02/17 (c)	24,000	23,850,746
Thunder Bay Funding LLC:
1.52%, 5/12/17 (a)	57,000	57,013,161
1.41%, 5/18/17 (a)(d)	68,000	68,018,033
Toyota Motor Credit Corp, 1.44%, 7/11/17 (a)	25,000	25,020,115
Versailles Com Paper LLC, 1.18%, 7/24/17 (c)	23,000	22,936,580
Victory Receivables Corp., 1.17%, 7/11/17 (c)	50,000	49,866,185
Westpac Banking Corp.:
1.43%, 5/09/17 (a)(d)	125,000	125,215,837
1.22%, 5/15/17 (a)	123,000	122,978,537
1.31%, 5/18/17 (a)(d)	50,000	50,037,630
1.49%, 5/22/17 (a)	25,000	25,044,323
1.51%, 7/20/17 (a)	60,000	60,101,514
Westpac Trust Securities Ltd., New Zealand:
1.51%, 5/18/17 (a)	25,000	25,008,027
1.26%, 5/26/17 (a)	35,000	35,065,713
Total Commercial Paper — 33.4%		4,425,923,222

Municipal Bonds (e)	Par (000)	Value
Eastern Municipal Water District RB Series 2014A VRDN (Wells Fargo Bank N.A. LOC), 0.84%, 5/05/17	$24,600	$24,600,000
Illinois Housing Development Authority RB Series 2017A-2 VRDN (Federal Home Loan Bank Liquidity Facility), 0.89%, 5/05/17	22,000	22,000,000
Jets Stadium Development LLC Series 2007A-4C VRDN (Sumitomo Mitsui Bank Corp. LOC), 1.05%, 5/05/17	3,200	3,200,000
New York City GO Series 2008J-J8 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.92%, 5/05/17	20,000	20,000,000
North Hudson Sewerage Authority RB Series 2012C VRDN (TD Bank N.A. LOC), 0.94%, 5/05/17	40,000	40,000,000
Simmons College RB Series 2008 VRDN (TD Bank N.A. LOC), 1.00%, 5/05/17	7,890	7,890,000
Yonkers IDRB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.89%, 5/05/17	23,375	23,375,000
Total Municipal Bonds — 1.1%		141,065,000

Time Deposits
ANZ Bank New Zealand Ltd., 0.83%, 5/01/17	371,312	371,312,000
Credit Agricole Corporate & Investment Bank, 0.83%, 5/01/17	250,000	250,000,000
DnB Bank ASA, 0.83%, 5/01/17	200,000	200,000,000
Dz Bank AG Deutsche Zentral, 0.83%, 5/01/17	50,000	50,000,000
ING Bank N.V. (Amsterdam Branch), 0.97%, 5/04/17	350,000	350,000,000
KBC Bank NV (New York Branch), 0.84%, 5/01/17	550,000	550,000,000
Lloyds Bank PLC, 0.82%, 5/02/17	295,000	295,000,000
Natixis S.A., 0.82%, 5/01/17	275,000	275,000,000
Nordea Bank AB (New York Branch), 0.83%, 5/01/17	387,000	387,000,000
Skandinaviska Enskilda Banken AB, 0.83%, 5/01/17	475,000	475,000,000
Standard Chartered Bank, 0.92%, 5/04/17	200,000	200,000,000
Svenska Handelbanken AB, 0.83%, 5/01/17	157,000	157,000,000
Swedbank AB, New York, 0.83%, 5/01/17	385,500	385,500,000
Total Time Deposits — 29.8%		3,945,812,000

Total Repurchase Agreements — 10.5%		1,391,500,000
Total Investments (Cost — $13,242,908,348*) — 100.0%		13,247,548,042
Liabilities in Excess of Other Assets — 0.0%		(520,958)

Net Assets — 100.0%		$13,247,027,084

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	TempFund

Repurchase Agreements

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

Citigroup Global Markets, Inc.	1.49	%(a)	4/28/17	7/02/17	$174,500	$174,500	$174,969,453	various corporate/debt obligations, 1.13% to 3.92% due from 5/17/21 to 10/10/41	$654,859,570	$186,715,001

Credit Suisse Securities (USA) LLC	1.16	%(b)	4/28/17	5/01/17	75,000	75,000	75,007,250	various corporate/debt obligations, 0.00% to 6.00% due from 9/04/46 to 12/25/65	329,889,164	90,000,931
	1.45	%(a)	4/28/17	6/02/17	75,000	75,000	75,105,729	various corporate/debt obligations, 0.00% to 7.46% due from 12/20/17 to 5/15/48	315,472,711	90,000,013

Total Credit Suisse Securities (USA) LLC						$150,000				$180,000,944

HSBC Securities (USA) Inc.	1.03	%(b)	4/28/17	5/01/17	50,000	50,000	50,004,292	various corporate/debt obligations, 0.00% to 11.75% due from 12/10/18 to 5/01/27	54,845,001	54,940,908
	1.11	%(b)	4/28/17	5/01/17	43,000	43,000	43,003,978	various corporate/debt obligations, 1.20% to 9.30% due from 10/02/17 to 10/06/46	44,599,000	45,151,504
	1.41	%(a)	4/28/17	5/29/17	50,000	50,000	50,060,708	various corporate/debt obligations, 1.50% to 7.63% due from 9/08/17 to 4/15/47	50,912,000	52,503,386

Total HSBC Securities (USA) Inc.						$143,000				$152,595,798

JPMorgan Securities LLC	1.03	%(b)	4/28/17	5/01/17	193,000	193,000	193,016,566	various corporate/debt obligations, 0.00% due from 5/01/17 to 9/01/17	202,930,000	202,652,232

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	29

Schedule of Investments (continued)	TempFund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

	1.55	%(a)	4/28/17	7/28/17	$100,000	$100,000	$100,391,806	U.S. government sponsored agency obligation and various corporate/debt obligations, 0.00% to 9.00% due from 5/15/18 to 12/26/50	$159,468,300	$119,668,277
	1.67	%(a)	4/28/17	7/28/17	100,000	100,000	100,422,139	various corporate/debt obligations, 0.00% to 7.74% due from 8/25/28 to 11/25/57	297,259,923	115,002,645

Total JPMorgan Securities LLC						$393,000				$437,323,154

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.51	%(a)	4/28/17	6/12/17	68,000	68,000	68,128,350	various corporate/debt obligations, 1.11% to 1.24% due from 10/03/39 to 8/10/45	91,872,435	85,000,001

Mizuho Securities USA, Inc.	1.11	%(b)	4/28/17	5/01/17	100,000	100,000	100,009,250	various corporate/debt obligations, 2.13% to 7.57% due from 10/10/18 to 4/01/26	100,406,600	103,444,998

RBC Capital Markets LLC	0.99	%(b)	4/28/17	5/01/17	253,000	253,000	253,020,873	U.S. government sponsored agency obligations and various corporate/debt obligations, 0.00% to 12.00% due from 6/15/17 to 4/01/47	261,259,053	269,152,536

Wells Fargo Securities LLC	1.06	%(b)	4/28/17	5/01/17	110,000	110,000	110,009,717	various corporate/debt obligations, 1.55% to 6.06% due from 8/10/29 to 3/15/59	118,885,334	117,700,001

Total						$1,391,500				$1,531,932,433

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (concluded)	TempFund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$13,247,548,042	—	$13,247,548,042

[1]	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	31

Schedule of Investments April 30, 2017 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.50%, 5/11/17	$595,950	$595,867,893
0.54%, 5/18/17	445,000	444,886,903
0.54% - 0.55%, 5/25/17	780,100	779,821,744
0.76%, 6/22/17	16,070	16,052,475
0.59% - 0.61%, 7/13/17	706,600	705,752,315
0.61%, 7/20/17	125,000	124,831,944
0.63%, 8/03/17	750,000	748,776,042
0.62%, 8/10/17	312,880	312,335,763
0.67%, 8/24/17	463,025	462,033,998
0.84%, 9/07/17	519,290	517,736,241
0.91%, 9/28/17	400,885	399,373,329
0.91%, 10/05/17	100,000	99,603,138
0.95%, 10/12/17	1,210,545	1,205,304,484
0.95%, 10/19/17	501,000	498,751,136
0.96%, 10/26/17	819,000	815,132,727

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.88% - 8.75%, 5/15/17	$547,830	$548,517,587
0.63% - 2.75%, 5/31/17	397,690	398,323,281
0.63% - 2.50%, 6/30/17	294,150	294,320,677
0.88%, 7/15/17	234,380	234,547,425
0.50% - 2.38%, 7/31/17	484,045	484,395,069
0.90%, 7/31/17 (b)	600,055	600,025,240
0.88% - 4.75%, 8/15/17	609,275	610,714,713
0.63% - 1.88%, 8/31/17	1,461,795	1,463,232,280
1.00%, 9/15/17	1,140,310	1,141,164,391
0.88%, 10/15/17	231,000	231,137,756
0.99%, 10/31/17 (b)	840,447	840,344,662
0.88% - 4.25%, 11/15/17	313,340	318,035,440
0.88%, 11/30/17	36,585	36,598,733
0.88%, 1/15/18	160,000	159,889,073
1.09%, 1/31/18 (b)	588,890	589,240,941
2.62%, 1/31/18	362,000	366,649,017
3.50%, 2/15/18	89,645	91,451,969
0.75%, 2/28/18	419,540	418,683,245
1.00%, 3/15/18	500,000	500,325,254
2.88%, 3/31/18	380,000	386,132,710
1.01%, 4/30/18 (b)	2,269,580	2,269,994,144
1.00%, 7/31/18 (b)	869,985	870,055,624
0.99%, 10/31/18 (b)	1,159,385	1,159,344,355
0.96%, 1/31/19 (b)	508,326	508,326,000
Total U.S. Treasury Obligations — 41.5%		22,247,709,718

Total Repurchase Agreements — 57.0%		30,570,967,353
Total Investments (Cost — $52,818,677,071*) — 98.5%		52,818,677,071
Other Assets Less Liabilities — 1.5%		830,673,840

Net Assets — 100.0%		$53,649,350,911

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

Bank of Montreal	0.60%(a)	2/28/17	5/19/17	$184,000	$184,000	$184,245,333	U.S. Treasury obligations, 0.00% to 3.38% due from 3/15/18 to 11/15/46	$230,183,700	$187,680,033
	0.86%(a)	4/24/17	6/30/17	500,000	500,000	500,800,278	U.S. Treasury obligations, 0.13% to 3.75% due from 9/15/17 to 2/15/47	503,051,400	510,000,035
	0.84%(a)	4/11/17	7/07/17	500,000	500,000	501,015,000	U.S. Treasury obligations, 0.13% to 3.88% due from 7/31/17 to 4/15/29	506,021,000	510,000,068

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	T-Fund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

	0.88%(a)	4/27/17	7/13/17	$157,000	$157,000	$157,295,509	U.S. Treasury obligations, 0.63% to 2.25% due from 9/30/17 to 1/31/24	$160,530,300	$160,140,040
	0.85%(a)	4/13/17	7/14/17	187,500	187,500	187,907,292	U.S. Treasury obligations, 0.63% to 2.88% due from 10/31/17 to 2/15/47	192,030,500	191,250,098

Total Bank of Montreal					$1,528,500				$1,559,070,274

Bank of Nova Scotia	0.80%	4/28/17	5/01/17	11,000	11,000	11,000,733	U.S. Treasury obligations, 0.13% to 2.00% due from 4/15/18 to 1/15/25	10,888,600	11,220,771

Barclays Capital, Inc.	0.80%	4/28/17	5/01/17	800,000	800,000	800,053,333	U.S. Treasury obligations, 0.00% to 3.00% due from 4/30/17 to 2/15/47	825,745,467	816,000,082
	0.80%	4/28/17	5/01/17	226,390	226,390	226,405,093	U.S. Treasury obligations, 1.13% to 8.75% due from 2/15/18 to 2/28/21	220,039,300	230,917,805

Total Barclays Capital, Inc.					$1,026,390				$1,046,917,887

BNP Paribas Securities Corp.	0.87%	4/28/17	5/01/17	500,000	500,000	500,036,250	U.S. Treasury obligation, 1.88% due at 5/31/22	505,576,300	510,000,093
	0.87%	4/28/17	5/01/17	500,000	500,000	500,036,250	U.S. Treasury obligation, 1.63% due at 11/30/20	506,203,500	510,000,026
	0.87%	4/28/17	5/01/17	500,000	500,000	500,036,250	U.S. Treasury obligation, 1.75% due at 10/31/20	503,082,700	510,000,087
	0.82%	4/28/17	5/01/17	30,230	30,230	30,232,066	U.S. Treasury obligations, 0.00% to 8.75% due from 5/15/20 to 2/15/43	34,229,894	30,834,600
	0.79%(a)	4/06/17	5/05/17	849,000	849,000	849,540,294	U.S. Treasury obligations, 0.00% to 3.63% due from 7/15/17 to 8/15/35	776,536,660	865,980,000
	0.61%(a)	2/22/17	6/01/17	1,110,000	1,110,000	1,111,862,025	U.S. Treasury obligations, 0.00% to 2.50% due from 10/12/17 to 11/15/44	991,976,020	1,132,200,073

Total BNP Paribas Securities Corp.					$3,489,230				$3,559,014,879

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	33

Schedule of Investments (continued)	T-Fund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

Citigroup Global Markets, Inc.	0.81%(b)	4/28/17	5/01/17	$355,000	$355,000	$355,023,963	U.S. Treasury obligations, 1.50% to 2.25% due from 11/15/25 to 8/15/26	$368,873,902	$362,100,072
	0.81%	4/28/17	5/01/17	10,000	10,000	10,000,675	U.S. Treasury obligation, 2.13% due at 1/31/21	9,972,300	10,200,038
	0.77%	4/25/17	5/02/17	70,000	70,000	70,010,481	U.S. Treasury obligation, 2.75% due at 2/15/24	68,152,100	71,400,066

Total Citigroup Global Markets, Inc.					$435,000				$443,700,176

Credit Agricole Corporate & Investment Bank	0.79%(b)	4/28/17	5/01/17	1,100,000	1,100,000	1,100,072,417	U.S. Treasury obligations, 1.50% to 2.25% due from 2/28/19 to 5/15/26	1,131,393,700	1,122,000,035

Credit Agricole Corporate and Investment Bank SA	0.77%	4/26/17	5/03/17	150,000	150,000	150,022,458	U.S. Treasury obligations, 0.13% to 3.00% due from 4/15/21 to 11/15/45	148,746,500	153,000,040
	0.78%	4/27/17	5/04/17	500,000	500,000	500,075,833	U.S. Treasury obligations, 0.00% to 2.00% due from 5/18/17 to 11/15/26	513,133,000	510,000,086
	0.79%	4/28/17	5/05/17	250,000	250,000	250,038,403	U.S. Treasury obligations, 0.38% to 2.50% due from 5/15/22 to 1/15/29	208,626,800	255,000,030

Total Credit Agricole Corporate and Investment Bank SA					$900,000				$918,000,156

Credit Suisse Securities (USA) LLC	0.80%	4/28/17	5/01/17	72,000	72,000	72,004,800	U.S. Treasury obligation, 1.63% due at 6/30/20	72,795,000	73,444,831

Deutsche Bank Securities Inc.	0.84%	4/28/17	5/01/17	100,000	100,000	100,007,000	U.S. Treasury obligations, 0.00% to 4.63% due from 5/11/17 to 2/15/40	78,711,000	102,000,039

Federal Reserve Bank of New York	0.75%	4/28/17	5/01/17	4,000,000	4,000,000	4,000,250,000	U.S. Treasury obligations, 3.13% to 8.00% due from 11/15/21 to 11/15/41	3,613,062,800	4,000,250,093

Goldman Sachs & Co.	0.75%	4/28/17	5/01/17	23,000	23,000	23,001,438	U.S. Treasury obligation, 1.38% due at 1/31/20	23,397,400	23,460,095

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	T-Fund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

HSBC Securities (USA) Inc.	0.79%(c)	4/28/17	5/01/17	$751,000	$751,000	$751,049,441	U.S. Treasury obligations, 0.00% due from 5/15/27 to 5/15/46	$1,320,320,150	$766,022,522
	0.78%	4/28/17	5/01/17	500,000	500,000	500,032,500	U.S. Treasury obligations, 0.00% due from 5/15/29 to 8/15/42	811,888,306	510,002,347
	0.79%	4/28/17	5/01/17	114,000	114,000	114,007,505	U.S. Treasury obligations, 0.00% due from 11/15/43 to 11/15/45	272,238,000	116,281,443
	0.77%	4/25/17	5/02/17	492,500	492,500	492,573,738	U.S. Treasury obligations, 0.00% due from 5/15/28 to 8/15/41	802,893,831	502,352,982
	0.77%	4/26/17	5/03/17	116,200	116,200	116,217,398	U.S. Treasury obligations, 0.00% due from 11/15/41 to 5/15/45	262,605,600	118,525,508

Total HSBC Securities (USA) Inc.					$1,973,700				$2,013,184,802

JPMorgan Securities LLC	0.81%	4/28/17	5/01/17	543,000	543,000	543,036,652	U.S. Treasury obligations, 0.00% due from 5/15/17 to 11/15/45	987,448,994	553,861,104
	0.81%	4/28/17	5/01/17	500,000	500,000	500,033,750	U.S. Treasury obligations, 0.63% to 4.25% due from 7/31/17 to 5/15/39	494,640,800	510,000,072
	0.81%(c)	4/28/17	5/01/17	250,000	250,000	250,016,875	U.S. Treasury obligations, 0.88% to 1.63% due from 11/15/17 to 5/15/26	266,545,000	255,000,118

Total JPMorgan Securities LLC					$1,293,000				$1,318,861,294

Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.81%	4/28/17	5/01/17	800,000	800,000	800,054,000	U.S. Treasury obligations, 0.13% to 5.00% due from 4/15/18 to 8/15/45	745,556,800	816,000,101
	0.81%	4/28/17	5/01/17	10,000	10,000	10,000,675	U.S. Treasury obligation, 1.38% due at 1/31/20	10,172,800	10,200,059
	0.81%	4/28/17	5/01/17	6,000	6,000	6,000,405	U.S. Treasury obligation, 1.38% due at 1/31/20	6,103,700	6,120,055

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$816,000				$832,320,215

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	35

Schedule of Investments (continued)	T-Fund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

Mizuho Securities USA, Inc.	0.85%	4/28/17	5/01/17	$1,319,132	$1,319,132	$1,319,225,791	U.S. Treasury obligation, 2.25% due at 11/15/24	$1,324,000,000	$1,345,515,000
	0.85%	4/28/17	5/01/17	690,000	690,000	690,048,875	U.S. Treasury obligation, 2.38% due at 8/15/24	690,000,000	703,800,000

Total Mizuho Securities USA, Inc.					$2,009,132				$2,049,315,000

Morgan Stanley & Co. LLC	0.75%	4/28/17	5/01/17	10,000	10,000	10,000,625	U.S. Treasury obligation, 1.25% due at 3/31/21	10,355,200	10,200,041

MUFG Securities Americas, Inc.	0.79%	4/28/17	5/01/17	995,000	995,000	995,065,504	U.S. Treasury obligations, 0.00% to 8.88% due from 5/15/17 to 11/15/46	1,030,530,700	1,014,900,009
	0.81%(a)	4/28/17	5/05/17	150,000	150,000	150,023,625	U.S. Treasury obligations, 0.00% to 8.88% due from 4/26/18 to 5/15/44	144,577,100	153,000,021

Total MUFG Securities Americas, Inc.					$1,145,000				$1,167,900,030

National Australia Bank Limited	0.85%	4/28/17	5/01/17	518,670	518,670	518,706,739	U.S. Treasury obligation, 2.00% due at 11/15/26	540,000,000	529,043,400
	0.85%	4/28/17	5/01/17	488,325	488,325	488,359,590	U.S. Treasury obligation, 1.13% due at 1/15/21	425,000,000	498,091,500

Total National Australia Bank Limited					$1,006,995				$1,027,134,900

Natixis SA	0.81%	4/28/17	5/01/17	1,956,000	1,956,000	1,956,132,030	U.S. Treasury obligations, 0.13% to 8.13% due from 1/31/18 to 2/15/47	1,913,214,600	1,995,120,048

Nomura Securities International Inc.	0.82%	4/28/17	5/01/17	1,700,000	1,700,000	1,700,116,167	U.S. Treasury obligations, 0.00% to 7.88% due from 6/30/17 to 8/15/46	1,717,028,376	1,734,000,065

Prudential Insurance Company of America	0.86%	4/28/17	5/01/17	69,750	69,750	69,754,999	U.S. Treasury obligation, 0.00% due at 5/15/30	100,000,000	71,145,000
	0.86%	4/28/17	5/01/17	61,250	61,250	61,254,390	U.S. Treasury obligation, 8.75% due at 8/15/20	50,000,000	62,475,000
	0.86%	4/28/17	5/01/17	43,625	43,625	43,628,126	U.S. Treasury obligation, 0.00% due at 11/15/43	100,000,000	44,498,000
	0.86%	4/28/17	5/01/17	38,381	38,381	38,384,001	U.S. Treasury obligation, 0.00% due at 11/15/36	69,000,000	39,148,530

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	T-Fund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

	0.86%	4/28/17	5/01/17	$34,650	$34,650	$34,652,483	U.S. Treasury obligation, 0.00% due at 11/15/39	$70,000,000	$35,343,000
	0.86%	4/28/17	5/01/17	34,300	34,300	34,302,458	U.S. Treasury obligation, 0.00% due at 2/15/40	70,000,000	34,986,000
	0.86%	4/28/17	5/01/17	31,250	31,250	31,252,240	U.S. Treasury obligation, 0.00% due at 8/15/33	50,000,000	31,875,000
	0.86%	4/28/17	5/01/17	28,562	28,562	28,564,547	U.S. Treasury obligation, 0.00% due at 2/15/36	50,000,000	29,133,500
	0.86%	4/28/17	5/01/17	27,101	27,101	27,103,192	U.S. Treasury obligation, 2.25% due at 3/31/21	27,000,000	27,643,140
	0.86%	4/28/17	5/01/17	26,700	26,700	26,701,914	U.S. Treasury obligation, 0.00% due at 2/15/43	60,000,000	27,234,000
	0.86%	4/28/17	5/01/17	26,688	26,688	26,689,413	U.S. Treasury obligation, 0.00% due at 11/15/37	50,000,000	27,221,500
	0.86%	4/28/17	5/01/17	25,818	25,818	25,819,350	U.S. Treasury obligation, 0.00% due at 8/15/36	46,000,000	26,334,080

Total Prudential Insurance Company of America					$448,075				$457,036,750

RBC Capital Market LLC	0.79%	4/28/17	5/01/17	19,230	19,230	19,231,266	U.S. Treasury obligations, 0.00% to 1.50% due from 8/15/18 to 5/31/20	19,489,902	19,614,680

Societe Generale SA	0.78%	4/24/17	5/01/17	200,000	200,000	200,030,333	U.S. Treasury obligation, 1.50% due at 8/31/18	202,689,700	204,000,067
	0.82%	4/28/17	5/01/17	2,000	2,000	2,000,137	U.S. Treasury obligation, 2.38% due at 8/15/24	1,998,300	2,040,052
	0.77%	4/26/17	5/03/17	750,000	750,000	750,112,292	U.S. Treasury obligations, 0.00% to 6.25% due from 7/15/17 to 2/15/45	755,628,700	765,000,025
	0.81%(a)	4/28/17	5/05/17	200,000	200,000	200,031,500	U.S. Treasury obligations, 0.00% to 6.25% due from 8/17/17 to 11/15/46	190,637,910	204,000,000
	0.79%(a)	4/03/17	5/08/17	693,000	693,000	693,532,263	U.S. Treasury obligations, 0.00% to 5.50% due from 10/12/17 to 8/15/44	606,384,200	706,860,010

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	37

Schedule of Investments (concluded)	T-Fund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

	0.78%(a)	4/05/17	5/15/17	$900,000	$900,000	$900,780,000	U.S. Treasury obligations, 0.00% to 8.50% due from 8/10/17 to 8/15/46	$885,440,873	$918,000,000
	0.87%	4/21/17	6/15/17	686,715	686,715	687,627,759	U.S. Treasury obligations, 0.00% to 8.00% due from 6/30/17 to 5/15/46	647,742,100	700,449,317

Total Societe Generale SA					$3,431,715				$3,500,349,471

TD Securities (USA), Inc.	0.81%	4/28/17	5/01/17	761,000	761,000	761,051,368	U.S. Treasury obligations, 0.00% to 6.25% due from 4/30/17 to 2/15/47	757,656,300	776,220,094

Wells Fargo Securities LLC	0.82%(b)	4/28/17	5/01/17	720,000	720,000	720,049,200	U.S. Treasury obligations, 1.50% to 3.13% due from 4/30/17 to 2/15/47	724,571,659	734,400,060
	0.82%	4/28/17	5/01/17	596,000	596,000	596,040,727	U.S. Treasury obligations, 0.13% to 1.88% due from 6/30/18 to 1/15/27	603,002,600	607,920,100

Total Wells Fargo Securities LLC					$1,316,000				$1,342,320,160

Total					$30,570,967				$31,102,656,786

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Traded in a joint account.

(c)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$52,818,677,071	—	$52,818,677,071

[1]	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.51%-0.68%, 5/04/17	$1,507,000	$1,506,928,449
0.49%-0.76%, 5/11/17	3,473,685	3,522,972,005
0.71%-0.75%, 5/18/17	2,625,000	2,624,076,334
0.50%-0.74%, 5/25/17	3,581,000	3,579,339,609
0.52%-0.61%, 6/01/17	1,231,000	1,230,452,450
0.74%-0.75%, 6/08/17	1,922,291	1,920,780,106
0.78%, 6/15/17	87,450	87,364,636
0.76%, 6/22/17	283,800	283,488,451
0.78%, 6/29/17	116,560	116,410,997
0.61%, 7/13/17	19,430	19,406,163
0.60%, 7/20/17	225,000	224,699,250
0.63%, 8/03/17	400,000	399,347,222
0.62%, 8/10/17	700,000	698,782,389
0.67%, 8/24/17	60,000	59,871,583
0.84%, 9/07/17	300	299,102
0.91%, 9/28/17	600,000	597,737,500
0.95%, 10/12/17	364,835	363,256,075
0.95%, 10/19/17	200,000	199,102,250
0.96%, 10/26/17	312,000	310,526,753

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.90%, 4/30/17 (b)	$592,677	$592,677,000
4.50%-8.75%, 5/15/17	143,335	143,637,827
0.63%, 5/31/17	26,570	26,568,428
0.63%-2.50%, 6/30/17	158,855	158,948,959
0.90%, 7/31/17 (b)	233,405	233,387,036
0.63%, 8/31/17	97,890	97,864,146
1.00%, 9/15/17	130,670	130,789,476
0.99%, 10/31/17 (b)	324,140	324,081,324
4.25%, 11/15/17	203,500	207,166,998
0.88%, 11/30/17	16,690	16,696,265
1.09%, 1/31/18 (b)	285,765	285,834,401
3.50%, 2/15/18	77,750	79,273,152
0.75%, 2/28/18	149,995	149,546,794
2.85%, 3/31/18	120,000	121,936,645
1.01%, 4/30/18 (b)	478,295	478,304,266
1.00%, 7/31/18 (b)	573,070	573,085,708
0.99%, 10/31/18 (b)	465,255	465,242,061
0.96%, 1/31/19 (b)	215,000	215,000,000
Total U.S. Treasury Obligations — 100.0%		22,044,881,810
Total Investments (Cost — $22,044,881,810*) — 100.0%		22,044,881,810
Other Assets Less Liabilities — 0.0%		6,498,710

Net Assets — 100.0%		$22,051,380,520

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$22,044,881,810	—	$22,044,881,810

[1]	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	39

Schedule of Investments April 30, 2017 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority Tender Option Bond Trust Receipts Certificates RB Series 2016-XF2373 VRDN (Citibank N.A. SBPA), 0.93%, 5/05/17 (a)(b)(c)	$5,000	$5,000,000
Tuscaloosa County Industrial Development Authority RB (Hunt Refining Co. Project) Series 2011F VRDN (JPMorgan Chase Bank N.A. LOC), 0.92%, 5/05/17 (c)	3,720	3,720,000
Tuscaloosa County Industrial Development Authority RB (Hunt Refining Project) Series 2011C VRDN (JPMorgan Chase Bank N.A. LOC), 0.92%, 5/05/17 (c)	9,300	9,300,000

		18,020,000
Alaska — 3.4%
Alaska Housing Finance Corp RB Series 2007D VRDN (Landesbank Baden-Wurttemberg SBPA), 0.87%, 5/05/17 (c)	15,020	15,020,000
Alaska Housing Finance Corp. RB Series 2009A VRDN, 0.86%, 5/05/17 (c)	22,280	22,280,000
Alaska Housing Finance Corp. RB Series 2009A VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.87%, 5/05/17 (c)	11,200	11,200,000
Alaska Housing Finance Corp. RB Series 2009B VRDN (Wells Fargo Bank N.A. SBPA), 0.87%, 5/05/17 (c)	53,845	53,845,000
Valdez RB (Exxon Pipeline Co. Project) Series 1993B VRDN, 0.85%, 5/01/17 (c)	550	550,000

		102,895,000
Arizona — 0.6%
Arizona Health Facilities Authority RB (Banner Health Project) Series 2015B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.90%, 5/05/17 (c)	8,745	8,745,000
Arizona Health Facilities Authority RB (Banner Health Project) Series 2015C VRDN (Bank of America N.A. LOC), 0.93%, 5/05/17 (c)	5,725	5,725,000
Arizona State University RB Series A VRDN, 0.89%, 5/05/17 (c)	3,600	3,600,000

		18,070,000
California — 9.5%
Bay Area Toll Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-XG0019 VRDN (Bank of America N.A. SBPA), 0.95%, 5/05/17 (a)(b)(c)	5,250	5,250,000
California GO Series 2003B-3 VRDN (Bank of America N.A. LOC), 0.88%, 5/05/17 (c)	4,775	4,775,000
California GO Series 2004B VRDN (Citibank N.A. LOC), 0.84%, 5/05/17 (c)	6,885	6,885,000
California GO Series 2011A-1 TECP, 0.73%, 5/09/17	14,400	14,400,288
California GO Series 2011A-5 TECP (U.S. Bank N.A. SBPA), 0.76%, 6/05/17	27,045	27,045,541
California GO Series B1 VRDN (Mizuho Bank Ltd. LOC), 0.89%, 5/05/17 (c)	38,500	38,500,000
California Health Facilities Financing Authority RB Series 2011C VRDN (Bank of Montreal LOC), 0.90%, 5/05/17 (c)	400	400,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates RB Series 2015-XF0152 VRDN (Bank of America N.A. SBPA), 0.97%, 5/05/17 (a)(b)(c)	1,500	1,500,000
California Health Facility Financing Authority Tender Option Bond Trust Receipts/Certificates RB Series 2 VRDN (Morgan Stanley Bank N.A. SBPA), 0.92%, 5/05/17 (a)(c)	1,875	1,875,000

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority RB (Air Products & Chemicals Project Series 1997B VRDN, 0.89%, 5/01/17 (c)	$4,200	$4,200,000
California Pollution Control Financing Authority RB (Pacific Gas & Electric Project) Series 1996C VRDN (Mizuho Bank Ltd. LOC), 0.87%, 5/01/17 (c)	34,000	34,000,000
California School Cash Reserve Program Authority GO Series 2016B MB, 2.00%, 6/30/17	4,500	4,509,450
California School Cash Reserve Program Authority GO Series 2016D MB, 2.00%, 6/30/17	2,100	2,103,675
California Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF2171 VRDN (Citibank N.A. LOC), 0.92%, 5/05/17 (a)(b)(c)	800	800,000
California Tender Option Bond Trust Receipts/Certificates GO Series 2017XF-2 VRDN (Citibank N.A. SBPA), 0.91%, 5/05/17 (a)(c)	3,000	3,000,000
Eastern Municipal Water District RB Series 2014C VRDN (Wells Fargo Bank N.A. SBPA), 0.88%, 5/05/17 (c)	200	200,000
Eastern Municipal Water District RB Series 2017 VRDN (Sumitomo Mitsui Bank Corp. SBPA), 0.91%, 5/05/17 (c)	19,475	19,475,000
Elsinore Valley Municipal Water District RB Series 2008B VRDN (Bank of America N.A. LOC), 0.91%, 5/05/17 (c)	6,950	6,950,000
Fontana Unified School District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0111 VRDN (JPMorgan Chase Bank N.A. LOC), 1.00%, 5/05/17 (a)(b)(c)	5,500	5,500,000
Imperial Irrigation District Tender Option Bond Trust Receipts/Certificates RB Series 2017XM-0 VRDN (Royal Bank of Canada SBPA), 0.95%, 5/05/17 (a)(c)	5,900	5,900,000
Kern County RB Series 2016-17 TRAN, 3.00%, 6/30/17	2,500	2,509,825
Los Angeles County GO Series 2016-17 TRAN, 3.00%, 6/30/17	4,000	4,014,520
Los Angeles County Housing Authority RB (Malibu Meadows Project) Series 1998C VRDN (FNMA Guarantor), 0.84%, 5/05/17 (c)	200	200,000
Los Angeles County Schools RB Series A-2 TRAN, 2.00%, 6/01/17	7,000	7,007,560
Los Angeles County Schools RB Series A-3 TRAN, 2.00%, 6/30/17	1,050	1,051,764
Los Angeles GO Series 2016B TRAN, 3.00%, 6/29/17	8,000	8,028,560
Los Angeles Improvement Corp. RB Series A-4 TECP (U.S. Bank N.A. LOC), 0.75%, 5/08/17	3,000	3,000,030
Mountain View-Whisman School District Tender Option Bond Trust Receipts/Certificates GO Series 2016-XF2225 VRDN (Citibank N.A. SBPA), 0.92%, 5/05/17 (a)(b)(c)	4,800	4,800,000
Northern California Power Agency RB Series 2008A VRDN (BMO Harris Bank N.A. LOC), 0.89%, 5/05/17 (c)	200	200,000
Palomar Community Collage District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0137 VRDN (JP Morgan Chase Bank N.A.SBPA), 0.93%, 5/05/17 (a)(b)(c)	6,000	6,000,000
Riverside County RB Series 2016 TRAN, 3.00%, 6/30/17	34,605	34,727,502
Santa Clara Valley Transportation Authority RB Series 2008C VRDN (Sumitomo Mitsui Bank Corp. SBPA), 0.88%, 5/05/17 (c)	400	400,000

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
California (continued)
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009-2 VRDN (Wells Fargo Bank N.A. LOC), 0.87%, 5/05/17 (c)	$10,200	$10,200,000
University of California RB Series AL-4 VRDN, 0.88%, 5/05/17 (c)	9,890	9,890,000
University of California RB VRDN, 0.89%, 5/05/17 (c)	5,770	5,770,000

		285,068,715
Colorado — 1.7%
Colorado GO Series 2016 MB, 2.00%, 6/27/17	10,000	10,020,000
Colorado RB Series 2016A TRAN, 3.00%, 6/27/17	15,700	15,754,008
Colorado State Education Loan Program RB Series 2016B TRAN, 5.00%, 6/29/17	22,110	22,261,011
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.95%, 5/05/17 (c)	3,705	3,705,000

		51,740,019
Connecticut — 1.6%
Capital City Economic Development Authority RB Series 2004B VRDN (Bank of America N.A. SBPA), 0.97%, 5/05/17 (c)	3,170	3,170,000
Connecticut Housing Finance Authority RB Series 2011E-3 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.90%, 5/05/17 (c)	5,505	5,505,000
Connecticut Housing Finance Authority RB Series 2015C-3 VRDN (Royal Bank of Canada LOC), 0.90%, 5/05/17 (c)	2,300	2,300,000
Connecticut Housing Finance Authority RB Series 2016A-3 VRDN (Royal Bank of Canada LOC), 0.90%, 5/05/17 (c)	2,355	2,355,000
Connecticut Housing Finance Authority RB VRDN (Landesbank Hessen Thueringen Girozentrale SBPA), 0.91%, 5/05/17 (c)	22,900	22,900,000
Connecticut Special Tax Revenue RB Series A MB, 5.00%, 9/01/17	9,720	9,857,052
Manchester GO Series 2017 MB, 2.00%, 2/21/18	817	822,907
South Windsor GO BAN, 2.00%, 2/15/18	1,500	1,512,510

		48,422,469
Delaware — 0.0%
Delaware State Economic Development Authority RB Series 1997 VRDN (Manufacturers and Traders Trust Co. LOC), 0.95%, 5/05/17 (c)	1,125	1,125,000
District of Columbia — 1.4%
District of Columbia RB Georgetown University Project Series 2007B-2 VRDN (Bank of America N.A. LOC), 0.91%, 5/05/17 (c)	8,140	8,140,000
District of Columbia RB Series 2007-C1 VRDN (Sumitono Mitsui LOC), 0.91%, 5/05/17 (c)	10,675	10,675,000
District of Columbia Water & Sewer Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-X VRDN (JPMorgan Chase Bank N.A. SBPA), 0.98%, 5/05/17 (a)(b)(c)	6,675	6,675,000
Washington Airports Authority RB TECP (JPMorgan Chase Bank N.A. LOC), 0.74%, 5/08/17	16,000	16,000,000

		41,490,000

Municipal Bonds	Par (000)	Value
Florida — 4.9%
Escambia County Health Facilities Authority RB (Azalea Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.95%, 5/01/17 (c)	$4,535	$4,535,000
Halifax Hospital Medical Center RB VRDN (JPMorgan Chase Bank N.A. LOC), 0.92%, 5/05/17 (c)	8,000	8,000,000
Hillsborough County RB TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.72%, 5/18/17	2,750	2,750,055
JEA Electric System Revenue RB MB, 2.00%, 10/01/17	3,000	3,013,770
Orlando Utilities Commission RB Series 2011 VRDN (TD Bank N.A. SBPA), 0.90%, 5/05/17 (c)	45,800	45,800,000
Orlando-Orange County Expressway Authority RB Series 2007-0145 VRDN (Citibank N.A. Liquidity), 0.94%, 5/05/17 (a)(c)	14,100	14,100,000
Palm Beach County RB (Pine Crest Preparatory School Inc. Project) Series 2012B VRDN (TD Bank N.A. LOC), 0.87%, 5/05/17 (c)	11,755	11,755,000
Sunshine State Governmental Financing Commission RB Series 2010A VRDN (MUFG Union Bank N.A.LOC), 0.91%, 5/05/17 (c)	35,705	35,705,000
Sunshine State Governmental Financing Commission RB Series 2010B VRDN (MUFG Union Bank N.A. LOC), 0.91%, 5/05/17 (c)	20,405	20,405,000

		146,063,825
Georgia — 0.6%
Gainesville & Hall County Development Authority RB (ACTS Retirement-Life Communities Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.95%, 5/01/17 (c)	2,100	2,100,000
Glynn-Brunswick Memorial Hospital Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.87%, 5/05/17 (c)	15,400	15,400,000

		17,500,000
Hawaii — 0.1%
Hawaii Tender Option Bond Trust Receipts/Certificates GO Series 2016XF VRDN (Royal Bank of Canada Liquidity Agreement), 0.94%, 5/05/17 (a)(b)(c)	1,900	1,900,000
Idaho — 0.9%
Idaho GO TAN, 2.00%, 6/30/17	28,350	28,403,015
Illinois — 2.1%
Illinois Finance Authority Puttable Floating Option Tax-Exempt Receipts RB (Bank of America N.A. Guaranty) Series PT-4702 VRDN, 1.02%, 5/05/17 (a)(c)	8,690	8,690,000
Illinois Finance Authority RB (Herman M Finch University Health Services Project) Series 2003 VRDN (JPMorgan Chase Bank N.A. LOC), 0.92%, 5/05/17 (c)	14,820	14,820,000
Illinois Finance Authority RB Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.92%, 5/05/17 (c)	7,100	7,100,000
Illinois Health Facilities Authority RB (Northshore University Health System Project) VRDN (Wells Fargo Bank N.A. LOC), 0.90%, 5/05/17 (c)	3,830	3,830,000
Illinois Highway Authority Tender Option Bond Trust Receipt Floaters RB Series 2015-XF2202 VRDN (Citibank N.A. Liquidity Agreement), 0.93%, 5/05/17 (a)(b)(c)	1,140	1,140,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	41

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois State Toll Highway Authority RB Series 2007A1-A VRDN (Landesbank Hessen Thueringen Girozentrale LOC), 0.92%, 5/05/17 (c)	$15,000	$15,000,000
Illinois State Toll Highway Authority RB Series 2007A2-D VRDN (Bank of America N.A. LOC), 0.92%, 5/05/17 (c)	9,000	9,000,000
University of Illinois RB Series 1997B VRDN (Wells Fargo Bank N.A. LOC), 0.93%, 5/05/17 (c)	2,700	2,700,000

		62,280,000
Indiana — 1.0%
City of Rockport RB (AEP Generating Co. Project) Series 1995B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.90%, 5/05/17 (c)	22,025	22,025,000
Indiana Finance Authority RB Series 2008A-2 VRDN (BMO Harris Bank N.A. SBPA), 0.92%, 5/05/17 (c)	5,855	5,855,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 1.05%, 5/05/17 (a)(c)	2,930	2,930,000

		30,810,000
Iowa — 4.2%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 1.07%, 5/05/17 (c)	57,440	57,440,000
Iowa Finance Authority RB (Midamerican Energy Company Project) Series 2016A VRDN, 0.93%, 5/05/17 (c)	19,100	19,100,000
Iowa Finance Authority RB (Mid-American Energy Project) Series B VRDN, 0.93%, 5/05/17 (c)	21,775	21,775,000
Iowa Finance Authority RB (Wesley Retirement Services Project) Series 2003B VRDN (Bank of America N.A. LOC), 0.91%, 5/05/17 (c)	4,600	4,600,000
Iowa Finance Authority RB 2015 VRDN (Federal Home Loan Bank SBPA), 0.90%, 5/05/17 (c)	8,600	8,600,000
Iowa Finance Authority RB Series 2016E VRDN (Federal Home Loan Bank SBPA), 0.90%, 5/05/17 (c)	15,000	15,000,000

		126,515,000
Kansas — 1.5%
Burlington Environmental Improvement RB Series 2007B (Power & Light Project) VRDN (JPMorgan Chase Bank N.A. LOC), 0.93%, 5/05/17 (c)	12,500	12,500,000
Burlington RB Series 2007A VRDN (Mizuho Bank Ltd. LOC), 0.93%, 5/05/17 (c)	15,450	15,450,000
Wichita GO Series 284 MB, 1.50%, 4/13/18	15,525	15,560,087

		43,510,087
Kentucky — 1.7%
Louisville & Jefferson County Metropolitan Sewer District RB Series 2016 BAN, 3.50%, 11/15/17	50,000	50,719,000
Louisiana — 3.9%
Ascension Parish Industrial Development Board Inc. RB (BASF Corp. Project) Series 2009 VRDN, 0.96%, 5/05/17 (c)	8,000	8,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority RB (BASF SE Project) Series 2000B VRDN, 0.96%, 5/05/17 (c)	7,500	7,500,000

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.90%, 5/01/17 (c)	$11,200	$11,200,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2009 VRDN, 0.92%, 5/05/17 (c)	32,565	32,565,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.93%, 5/05/17 (c)	13,100	13,100,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) VRDN, 0.90%, 5/01/17 (c)	21,350	21,350,000
Louisiana Public Facilities Authority RB (Air Products and Chemicals Inc. Project) Series 2004 VRDN, 0.92%, 5/05/17 (c)	7,950	7,950,000
Louisiana Public Facilities Authority RB (Air Products and Chemicals Inc. Project) Series 2008C VRDN, 0.90%, 5/01/17 (c)	15,250	15,250,000

		116,915,000
Maryland — 1.9%
Baltimore County RB Series 1996 VRDN
(Manufacturers and Traders Trust Co. LOC), 0.97%, 5/05/17 (c)	2,085	2,085,000
Maryland Community Development Administration RB Series 2007-J VRDN (TD Bank N.A. SBPA), 0.89%, 5/05/17 (c)	11,195	11,195,000
Maryland Health & Higher Educational Facilities Authority RB (Anne Arundel Health Systems Project) Series 2009B VRDN (Bank of America N.A. LOC), 0.90%, 5/05/17 (c)	10,000	10,000,000
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II- R-11415 VRDN (Citibank N.A. Liquidity Facility), 1.05%, 5/05/17 (a)(b)(c)	10,940	10,940,000
Maryland Health & Higher Educational Facilities Authority RB Series 2008D VRDN (TD Bank N.A. LOC), 0.84%, 5/01/17 (c)	12,520	12,520,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.97%, 5/05/17 (c)	9,435	9,435,000

		56,175,000
Massachusetts — 3.7%
Danvers GO MB, 1.50%, 8/18/17	4,500	4,506,615
Gloucester GO Series 2017 MB, 2.00%, 2/02/18	4,796	4,833,744
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.99%, 11/24/17 (c)	13,650	13,650,000
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.94%, 5/05/17 (a)(b)(c)	39,080	39,080,000
Massachusetts Development Finance Agency RB Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.90%, 5/05/17 (c)	8,250	8,250,000
Massachusetts Development Finance Agency RB Series VRDN (Royal Bank of Canada LOC, Liquidity), 0.92%, 5/05/17 (a)(c)	18,435	18,435,000
Town of Scituate GO BAN, 2.00%, 2/02/18	8,018	8,081,102
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 1.20%, 11/24/17 (c)	11,500	11,500,000
University of Massachusetts Building Authority RB Series 2017-3 MB, 3.00%, 11/01/17	2,920	2,951,974

		111,288,435

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Michigan — 0.7%
Kent Hospital Finance Authority RB (Spectrum Health Project ) Series 2008C VRDN (Bank of New York Mellon LOC), 0.95%, 5/05/17 (c)	$7,540	$7,540,000
Oakland University RB Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.90%, 5/05/17 (c)	4,885	4,885,000
University of Michigan RB Series 2008B VRDN (U.S. Bank N.A. SBPA), 0.84%, 5/05/17 (c)	9,335	9,335,000

		21,760,000
Minnesota — 1.1%
Housing & Redevelopment Authority of The City of St Paul Minnesota RB (Allina Health System) Series 2009C VRDN (Wells Fargo Bank N.A. LOC), 0.90%, 5/05/17 (c)	5,700	5,700,000
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.92%, 5/05/17 (c)	14,600	14,600,000
Minnesota 911 Services Revenue RB Series 2016 MB, 5.00%, 6/01/17	9,000	9,035,100
Minnesota Housing Finance Agency RB Series 2015G VRDN (Royal Bank of Canada SBPA), 0.90%, 5/05/17 (c)	4,800	4,800,000

		34,135,100
Mississippi — 3.4%
County of Jackson RB (Chevron USA, Inc. Project) Series 1993 VRDN, 0.87%, 5/01/17 (c)	22,880	22,880,000
Mississippi Business Finance Corp RB (Chevron USA, Inc. Project) Series 2010A VRDN, 0.90%, 5/05/17 (c)	11,890	11,890,000
Mississippi Business Finance Corp. RB (Chevron USA Inc. Project) Series 2009C VRDN, 0.87%, 5/01/17 (c)	31,225	31,225,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2009G VRDN, 0.87%, 5/01/17 (c)	12,385	12,385,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.87%, 5/01/17 (c)	24,085	24,085,000

		102,465,000
Missouri — 0.1%
Kansas City RB Series 2008E VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.94%, 5/05/17 (c)	4,025	4,025,000
Nevada — 1.0%
Clark County Highway Improvement RB Series 2015 MB, 5.00%, 7/01/17	710	715,154
Clark County RB VRDN (MUFG Union Bank N.A.LOC), 0.92%, 5/05/17 (c)	10,625	10,625,000
Clark County School District RB Series 2007B MB, 5.00%, 12/15/17	1,000	1,026,000
County of Clark Department of Aviation RB Series 2 VRDN (Bank of America N.A. LOC), 0.92%, 5/05/17 (c)	16,150	16,150,000

		28,516,154
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB Series 2006 VRDN (TD Bank N.A. LOC), 0.87%, 5/05/17 (c)	7,395	7,395,000

Municipal Bonds	Par (000)	Value
New Jersey — 0.5%
Passaic County Improvement Authority RB Series 2016 BAN, 2.00%, 6/28/17	$7,440	$7,451,234
Passaic County Improvement Authority RB Series 2017 BAN, 2.50%, 6/28/17	1,000	1,002,450
Sussex County GO BAN, 2.25%, 6/28/17	7,500	7,517,550

		15,971,234
New York — 15.2%
Albany Industrial Development Agency RB (Corning Preserve Project) Series 2002 VRDN (KeyBank National Association LOC), 1.00%, 5/05/17 (c)	240	240,000
Amherst Development Corp. Senior Living RB (Asbury Pointe Inc. Project ) Series 2011A VRDN (Manufacturers and Traders Trust Co. LOC), 0.95%, 5/05/17 (c)	2,810	2,810,000
East Rochester Housing Authority RB Series 2008 VRDN (Manufacturers and Traders Trust Co. LOC), 0.95%, 5/05/17 (c)	3,360	3,360,000
Erie County GO Series 2016 RAN, 2.00%, 6/30/17	11,000	11,019,030
Erie Industrial Development Agency School Facility Revenue Tender Option Bond Trust Receipts/Certificates RB Series 2015-XF0112 VRDN (JPMorgan Chase Bank N.A. SBPA), 1.02%, 5/05/17 (a)(b)(c)	4,270	4,270,000
Metropolitan Transportation Authority RB Series 2005 VRDN (BMO Harris Bank N.A. LOC), 0.85%, 5/01/17 (c)	4,605	4,605,000
Metropolitan Transportation Authority RB Series 2012G-2 VRDN (TD Bank N.A. LOC), 0.87%, 5/05/17 (c)	14,650	14,650,000
Metropolitan Transportation Authority RB Series 2016 A-2 BAN, 4.00%, 6/01/17	14,400	14,441,328
Metropolitan Transportation Authority RB VRDN (Royal Bank of Canada LOC), 0.86%, 5/02/17 (c)	15,900	15,900,000
Metropolitan Transportaton Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-XF0 VRDN (TD Bank N.A. SBPA), 1.05%, 5/05/17 (a)(b)(c)	4,865	4,865,000
Nassau County Interim Finance Authority RB Series 2008D-1 VRDN (BMO Harris Bank N.A. SBPA), 0.88%, 5/05/17 (c)	7,750	7,750,000
New York City GO Series 2012A-2 VRDN (Mizuho Bank Ltd. LOC), 0.90%, 5/01/17 (c)	21,200	21,200,000
New York City GO Series I-4 VRDN (TD Bank N.A. LOC), 0.84%, 5/01/17 (c)	33,305	33,305,000
New York City GO Series 2008J-J8 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.92%, 5/05/17 (c)	8,100	8,100,000
New York City GO Series 2012G-4 VRDN (Citibank N.A. LOC), 0.90%, 5/05/17 (c)	4,930	4,930,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.84%, 5/01/17 (c)	28,395	28,395,000
New York City GO Series 2014I-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.89%, 5/01/17 (c)	13,600	13,600,000
New York City GO Series 2015F-6 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.89%, 5/01/17 (c)	3,100	3,100,000
New York City Municipal Water Finance Authority RB Series 2013A-A3 VRDN (TD Bank N.A. SBPA), 0.84%, 5/01/17 (c)	37,270	37,270,000
New York City RB Series 2011D-3A VRDN (Royal Bank of Canada LOC), 0.86%, 5/01/17 (c)	12,950	12,950,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	43

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2016 VRDN (Royal Bank of Canada AGO), 0.86%, 5/01/17 (c)	$10,950	$10,950,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.84%, 5/01/17 (c)	26,925	26,925,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.84%, 5/01/17 (c)	12,440	12,440,000
New York City Water & Sewer System RB Series 2 VRDN (Royal Bank of Canada SBPA), 0.89%, 5/05/17 (c)	10,425	10,425,000
New York City Water & Sewer System RB Series 2001F-1 VRDN (Mizuho Bank Ltd. SBPA), 0.90%, 5/01/17 (c)	31,685	31,685,000
New York City Water & Sewer System RB Series 2008B-1A VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.89%, 5/05/17 (c)	18,300	18,300,000
New York City Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.84%, 5/01/17 (c)	24,925	24,925,000
New York City Water & Sewer System RB VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.90%, 5/05/17 (c)	6,820	6,820,000
New York Environmental Facilities Corp. Tender Option Bond Trust Receipts/Certificates RB Series 2016-XF2 VRDN (Citibank N.A. SBPA), 0.93%, 5/05/17 (a)(b)(c)	3,600	3,600,000
New York Housing Finance Agency RB (Economic Development Project) Series 2005C VRDN (Dexia Credit Local SBPA), 0.92%, 5/05/17 (c)	10,650	10,650,000
New York State Dormitory Authority RB Series D VRDN (TD Bank N.A. LOC), 0.87%, 5/05/17 (c)	9,095	9,095,000
New York State Energy Research & Development Authority RB (Con Edison Project) Series 2005A-1 VRDN (Mizuho Bank Ltd. LOC), 0.91%, 5/05/17 (c)	100	100,000
New York State Energy Research & Development Authority RB (Consolidated Edison Company of New York Inc. Project) Series 2005A-2 VRDN, 0.92%, 5/05/17 (c)	16,700	16,700,000
New York State Housing Finance Agency RB Series 2015A-1 VRDN (Bank of New York Mellon LOC), 0.89%, 5/05/17 (c)	5,080	5,080,000
New York State Housing Finance Agency RB Series 2016A VRDN (Manufacturers and Traders Trust Co. LOC), 0.91%, 5/05/17 (c)	20,000	20,000,000
New York State Urban Development Corp RB Series 2008A-1 VRDN (Wells Fargo Bank N.A. LOC), 0.92%, 5/05/17 (c)	100	100,000
Rensselaer County Industrial Development Agency RB Series A VRDN (Manufacturers and Traders Trust Co. LOC), 0.95%, 5/05/17 (c)	3,895	3,895,000

		458,450,358
North Carolina — 2.0%
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007E VRDN (TD Bank N.A. LOC), 0.87%, 5/05/17 (c)	23,220	23,220,000
North Carolina Capital Facilities Finance Agency RB (Meredith College Project) Series 2008-2 VRDN (Wells Fargo Bank N.A. LOC), 0.90%, 5/05/17 (c)	7,270	7,270,000

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Capital Facilities Finance Agency RB (Triangle Aquatic Center Project ) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.90%, 5/05/17 (c)	$4,040	$4,040,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.94%, 5/05/17 (b)(c)	2,580	2,580,000
North Carolina Medical Care Commission RB (Caromont Health Project ) Series 2003B VRDN (Wells Fargo Bank N.A. LOC), 0.90%, 5/05/17 (c)	18,335	18,335,000
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.89%, 5/05/17 (c)	3,400	3,400,000

		58,845,000
Ohio — 2.2%
American Municipal Power Series 2016 BAN, 1.25%, 5/02/17	1,000	1,000,050
Cleveland-Cuyahoga County Port Authority RB Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.89%, 5/05/17 (c)	6,900	6,900,000
Deer Park Community City School District GO BAN, 2.00%, 7/13/17	1,750	1,753,623
Franklin County RB (Nationwide Hospital Project) Series 2008B VRDN, 0.89%, 5/05/17 (c)	12,900	12,900,000
Franklin County RB Series 2015B VRDN, 0.89%, 5/05/17 (c)	9,800	9,800,000
Licking County GO BAN, 2.00%, 5/24/17	4,500	4,503,465
Lucas County GO Series 2016 BAN, 2.00%, 7/12/17	16,250	16,282,825
Ohio GO Series 2004A VRDN, 0.91%, 5/05/17 (c)	1,790	1,790,000
Springfield GO Series 2016 BAN, 1.50%, 8/03/17	1,000	1,001,070
Winton Woods City School District GO Series 2016 MB, 2.50%, 7/27/17	2,800	2,809,324
Winton Woods City School District GO Series 2017 BAN, 1.75%, 7/27/17	5,300	5,309,858
Youngstown GO Series 2016TE BAN, 1.88%, 9/14/17	2,200	2,207,810

		66,258,025
Oregon — 0.7%
Oregon GO Series 2016A TAN, 2.00%, 6/30/17	21,000	21,031,290
Pennsylvania — 2.0%
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) VRDN (Manufacturers and Traders Trust Co. LOC), 0.97%, 5/05/17 (c)	5,000	5,000,000
Bucks County Water & Sewer Authority RB Series 2016 MB, 1.50%, 6/01/17	1,215	1,215,632
Chester County Health & Education Facilities Authority RB Series 2013S-3 VRDN (Manufacturers and Traders Trust Co. LOC), 0.92%, 5/05/17 (c)	13,165	13,165,000
General Authority of Southcentral Pennsylvania RB VRDN (Manufacturers and Traders Trust Co. LOC), 0.95%, 5/05/17 (c)	3,945	3,945,000
Lycoming County Authority RB (Lycoming College Project ) Series 2013S-1 VRDN (Manufacturers and Traders Trust Co. LOC), 0.95%, 5/05/17 (c)	4,175	4,175,000
Middletown Area School District GO Series 2017 MB, 0.85%, 6/01/17	300	299,955

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Montgomery County Industrial Development Authority RB (Big Little Associates Project) VRDN (Wells Fargo Bank N.A. LOC), 1.10%, 5/05/17 (c)	$205	$205,000
Montgomery County Industrial Development Authority RB (Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. AGO), 0.95%, 5/01/17 (c)	900	900,000
Philadelphia RB Series 2016A TRAN, 2.00%, 6/30/17	21,650	21,687,021
University of Pittsburgh RB Series 2007-B TECP, 0.78%, 5/04/17	9,000	9,000,090

		59,592,698
Rhode Island — 0.1%
East Providence GO Series 2017 MB, 2.00%, 7/27/17	3,000	3,007,440
South Carolina — 0.8%
Columbia Waterworks & Sewer System Revenue RB Series 2009 VRDN (U.S. Bank N.A. LOC), 0.91%, 5/05/17 (c)	7,925	7,925,000
Kershaw County School District GO Series 2017 BAN, 4.00%, 2/08/18	15,000	15,355,950
South Carolina Public Service Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016X VRDN (JPMorgan Chase Bank N.A. LOC), 1.05%, 5/05/17 (a)(b)(c)	2,000	2,000,000

		25,280,950
Tennessee — 0.9%
Clarksville Public Building Authority GO Series 1999 VRDN (Bank of America N.A. LOC), 0.93%, 5/05/17 (c)	6,370	6,370,000
Nashville & Davidson County GO Series 2016A-2 TECP (Sumitomo Mitsui Bank Corp. LOC), 0.73%, 5/04/17	20,000	20,000,200

		26,370,200
Texas — 14.0%
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 1.00%, 5/05/17 (a)(b)(c)	27,745	27,745,000
Austin Water & Wastewater System Revenue RB VRDN (Citibank N.A. LOC), 0.90%, 5/05/17 (c)	55,000	55,000,000
Fort Bend Independent School District GO Series A TECP (JPMorgan Chase Bank N.A. LOC):
0.89%, 5/17/17	7,000	7,000,000
0.92%, 5/17/17	17,500	17,499,825
Fort Bend Independent School District GO TECP (JPMorgan Chase Bank N.A. LOC), 0.77%, 5/17/17	10,000	10,000,000
Garland Water & Sewer RB TECP (Sumitomo Mitsui Bank Corp. LOC):
1.05%, 5/08/17	1,000	999,990
1.00%, 7/06/17	20,000	19,998,000
Harris County Cultural Education Facilities Finance Corp RB (Methodist University Hospital Project) Series C-2 VRDN, 0.87%, 5/01/17 (c)	4,100	4,100,000
Harris County Cultural Education Facility GO (Methodist University Hospital Project) Series 2009C-1 TECP, 0.92%, 5/24/17	23,000	23,000,460
Harris County Cultural Education Facility GO Series 2009C-1 TECP, 0.76%, 5/03/17	5,000	5,000,000

Municipal Bonds	Par (000)	Value
Texas (continued)
Harris County Cultural Education Facility RB (Methodist University Hospital Project) Series 2009C-2 TECP, 0.92%, 5/24/17	$28,570	$28,569,428
Harris County Health Systems Inc. GO (Methodist University Hospital Project) Series 2009C-1 TECP, 0.83%, 5/10/17	35,500	35,500,000
Houston Combined Utility System Revenue RB VRDN (Wells Fargo Bank N.A. LOC), 0.91%, 5/05/17 (c)	14,690	14,690,000
Houston GO Series E-2 TECP (Wells Fargo Bank N.A. SBPA), 0.75%, 5/08/17	8,000	8,000,080
North Texas Tollway Authority RB Series 2009D VRDN (Royal Bank of Canada LOC), 0.90%, 5/05/17 (c)	4,650	4,650,000
Port of Arthur Navigation District Industrial Development Corp RB (Total Petrochemicals & Refinery USA, Inc. Guaranty) Series 2012 VRDN, 0.94%, 5/05/17 (c)	6,000	6,000,000
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources LLC Guaranty) Series 2002B VRDN, 0.96%, 5/05/17 (c)	7,500	7,500,000
San Antonio Electric & Gas GO TECP (State Street Bank & Trust Co. and Wells Fargo Bank N.A. LOC), 1.00%, 6/15/17	9,000	8,999,460
San Antonio Electric & Gas RB Series B TECP (State Street Bank & Trust Co. and Wells Fargo Bank N.A. LOC), 0.77%, 5/02/17	31,000	31,000,000
San Antonio RB Series A MB (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.76%, 5/01/17	9,000	9,000,000
San Antonio RB Series A TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.75%, 5/02/17	20,000	20,000,200
San Antonio RB Series C TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.76%, 5/04/17	30,000	30,000,000
San Jacinto College District GO Municipal Trust Receipts Floaters Series 2009-2976 VRDN (Morgan Stanley Bank SBPA), 0.93%, 5/05/17 (a)(b)(c)	3,000	3,000,000
Texas Clipper Tax-Exempt Certificate Trust RB Series 2009-73 VRDN (State Street Bank & Trust Co. SBPA), 0.93%, 5/05/17 (a)(b)(c)	9,540	9,540,000
Texas Department of Housing & Community Affairs RB Series 2016 MB, 0.80%, 6/01/17	2,600	2,600,000
Texas GO Series 2011C VRDN (Landesbank Hessen Thueringen Girozentrale SBPA), 0.94%, 5/05/17 (c)	11,100	11,100,000
Texas Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF2201 VRDN (Citibank N.A. Liquidity Facility), 0.93%, 5/05/17 (a)(b)(c)	300	300,000
Texas Transportation Commission State Highway Fund RB Series 2014B-1 VRDN (Sumitomo Mitsui Bank Corp. SBPA), 0.88%, 5/05/17 (c)	9,500	9,500,000
University of Texas RB Series 2008B VRDN, 0.87%, 5/05/17 (c)	11,750	11,750,000

		422,042,443
Utah — 1.5%
Emery County PCRB (Pacific Corp.) Series 1994A VRDN (Canadian Imperial Bank LOC), 0.90%, 5/05/17 (c)	26,935	26,935,000
Murray RB Series C VRDN, 0.83%, 5/01/17 (c)	5,800	5,800,000
South Jordan RB Series 2017 MB, 3.00%, 8/15/17	75	75,477

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	45

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Utah (continued)
Weber County RB Series 2000B VRDN (U.S. Bank N.A. SBPA), 0.88%, 5/05/17 (c)	$1,450	$1,450,000
West Jordan RB Series 2004 VRDN (Freddie Mac Liquidity Agreement), 0.93%, 5/05/17 (c)	9,675	9,675,000

		43,935,477
Vermont — 0.7%
Vermont Educational & Health Buildings Financing Agency RB (Norwich University Project) Series 2 VRDN (TD Bank N.A. LOC), 0.90%, 5/05/17 (c)	20,650	20,650,000
Virginia — 1.0%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 1.02%, 5/05/17 (c)	1,765	1,765,000
Commonwealth of Virginia GO Series 2014B MB, 5.00%, 6/01/17	4,000	4,015,560
Fairfax County Industrial Development Authority RB Series 2016C VRDN, 0.90%, 5/05/17 (c)	14,525	14,525,000
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.94%, 5/05/17 (a)(b)(c)	2,110	2,110,000
Virginia College Building Authority RB Series 2015B VRDN, 0.90%, 5/05/17 (c)	3,800	3,800,000
Virginia Commonwealth Transportation Board RB Series 2014A MB, 5.00%, 5/15/17	4,660	4,669,460

		30,885,020
Washington — 0.3%
Washington State Housing Finance Commission RB (Living Care Centers Project) Series 2000 VRDN (Wells Fargo Bank N.A. LOC), 0.93%, 5/05/17 (c)	9,490	9,490,000
Wisconsin — 1.0%
Wisconsin Housing & Economic Development Authority RB Series 2016C VRDN (Royal Bank of Canada SBPA), 0.90%, 5/05/17 (c)	5,550	5,550,000
Wisconsin Housing & Economic Development Authority RB Series C VRDN (Royal Bank of Canada LOC), 0.90%, 5/05/17 (c)	23,950	23,950,000

		29,500,000
Wyoming — 0.8%
Sweetwater County Pollution Control Revenue RB (Pacificorp Project) Series 1992B VRDN (Bank of Nova Scotia LOC), 0.91%, 5/05/17 (c)	4,200	4,200,000

Municipal Bonds	Par (000)	Value
Wyoming (continued)
Uinta County Pollution Control Revenue RB (Chevron USA, Inc. Project) Series 1 VRDN, 0.87%, 5/01/17 (c)	$18,800	$18,800,000

		23,000,000
Total Municipal Bonds — 95.5%		2,871,516,954

Closed-End Investment Companies
California — 1.2%
Nuveen California AMT-Free Municipal Income Fund RB VRDN (Sumitomo Mitsui LOC), 0.98%, 5/05/17 (a)(c)	25,000	25,000,000
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. LOC), 0.98%, 5/05/17 (a)(c)	10,200	10,200,000

		35,200,000
New York — 2.5%
Nuveen New York AMT-Free Municipal Income Fund GO Series 2 VRDP (Citibank N.A. LOC), 0.98%, 5/05/17 (c)	32,800	32,800,000
Nuveen New York AMT-Free Municipal Income Fund GO Series 3 VRDP (Citibank N.A. LOC), 0.98%, 5/05/17 (a)(c)	8,000	8,000,000
Nuveen New York AMT-Free Municipal Income Fund GO VRDN (Citibank LOC), 0.98%, 5/05/17 (a)(c)	8,700	8,700,000
Nuveen New York AMT-Free Municipal Income Fund GO VRDN (TD Bank LOC), 0.98%, 5/05/17 (a)(c)	27,000	27,000,000

		76,500,000
Ohio — 0.1%
Nuveen AMT-Free Quality Municipal Income Fund GO VRDN (Citibank LOC), 1.00%, 5/05/17 (a)(c)	2,900	2,900,000
Total Closed-End Investment Companies — 3.8%		114,600,000
Total Investments (Cost — $2,986,103,520*) — 99.3%		2,986,116,954
Other Assets Less Liabilities — 0.7%		21,326,313

Net Assets — 100.0%		$3,007,443,267

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (concluded)	MuniCash

Fair Value Hierarchy as of Period Ended

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,986,116,954	—	$2,986,116,954

[1]	See above Schedule of Investments for values in each state.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	47

Schedule of Investments April 30, 2017 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska — 3.2%
Alaska Housing Finance Corp. RB Series 2009A VRDN, 0.86%, 5/05/17 (a)	$7,300	$7,300,000
Arizona — 0.5%
Arizona Health Facilities Authority RB (Banner Health Project) Series 2015B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.90%, 5/05/17 (a)	1,165	1,165,000
California — 5.0%
California GO Series 2011A-1 TECP, 0.73%, 5/09/17	2,000	2,000,000
Eastern Municipal Water District RB Series 2017 VRDN (Sumitomo Mitsui Bank Corp. SBPA), 0.91%, 5/05/17 (a)	6,600	6,600,000
Riverside County RB Series 2016 TRAN, 3.00%, 6/30/17	3,000	3,010,375

		11,610,375
Colorado — 2.5%
Colorado HFA RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.96%, 5/05/17 (a)	100	100,000
Colorado RB Series 2016A TRAN, 3.00%, 6/27/17	300	300,971
Colorado Springs Utilities System Revenue RB Series 2006A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.92%, 5/05/17 (a)	2,115	2,115,000
Colorado State Education Loan Program RB Series 2016B TRAN, 5.00%, 6/29/17	1,000	1,006,715
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.95%, 5/05/17 (a)	2,205	2,205,000

		5,727,686
Connecticut — 4.0%
Connecticut Health and Educational Facilities Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0247 VRDN (Bank of America N.A. Liquidity Facility), 0.96%, 5/05/17 (a)(b)(c)	2,636	2,636,000
Connecticut Housing Finance Authority RB Series 2014C-2 VRDN (Bank of Tokyo Mitsubishi UFJ Ltd. SBPA), 0.90%, 5/05/17 (a)	5,595	5,595,000
Manchester GO Series 2017 MB, 2.00%, 2/21/18	400	402,885
South Windsor GO BAN, 2.00%, 2/15/18	500	503,932

		9,137,817
Florida — 6.2%
Escambia County Health Facilities Authority RB (Azalea Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.95%, 5/01/17 (a)	3,190	3,190,000
Miami-Dade County Water & Sewer Authority GO Series B-1 MB (Sumitomo Mitsui Bank Corp. LOC), 0.95%, 6/08/17	6,000	6,000,000
Orlando-Orange County Expressway Authority RB Series 2007-0145 VRDN (Citibank N.A. 0), 0.94%, 5/05/17 (a)(b)	5,000	5,000,000

		14,190,000
Hawaii — 0.9%
Hawaii Tender Option Bond Trust Receipts/Certificates GO Series 2016XF VRDN (Liquidity Agreement Royal Bank of Canada), 0.94%, 5/05/17 (a)(b)(c)	2,000	2,000,000
Illinois — 2.0%

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority RB (Center on Deafness Project) Series 2008 VRDN (BMO Harris Bank N.A. LOC), 0.91%, 5/05/17 (a)	$1,500	$1,500,000
Illinois Finance Authority RB Series D VRDN (JPMorgan Chase Bank N.A. LOC), 0.90%, 5/05/17 (a)	1,500	1,500,000
Illinois Health Facilities Authority RB (Northshore University Health System Project) VRDN (Wells Fargo Bank N.A. LOC), 0.90%, 5/05/17 (a)	600	600,000
Illinois State Toll Highway Authority RB Series 2007A2-D VRDN (Bank of America N.A. LOC), 0.92%, 5/05/17 (a)	1,000	1,000,000

		4,600,000
Indiana — 3.3%
Indiana Finance Authority RB Series 2008A-2 VRDN (BMO Harris Bank N.A. SBPA), 0.92%, 5/05/17 (a)	5,060	5,060,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 1.05%, 5/05/17 (a)(b)	2,600	2,600,000

		7,660,000
Iowa — 4.1%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 1.07%, 5/05/17 (a)	6,500	6,500,000
Iowa Finance Authority RB (Mid-American Energy Project) Series B VRDN, 0.93%, 5/05/17 (a)	2,900	2,900,000

		9,400,000
Kentucky — 2.6%
Louisville & Jefferson County Metropolitan Sewer District RB Series 2016 BAN, 3.50%, 11/15/17	6,000	6,085,785
Louisiana — 4.0%
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008C VRDN, 0.90%, 5/01/17 (a)	200	200,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.93%, 5/05/17 (a)	8,900	8,900,000

		9,100,000
Maryland — 2.6%
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.90%, 5/05/17 (a)	1,275	1,275,000
Maryland Health & Higher Educational Facilities Authority RB (Glen Meadows Retirement Project) Series 1999A VRDN (TD Bank N.A. LOC), 0.90%, 5/05/17 (a)	1,590	1,590,000
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II- R-11415 VRDN (Citibank N.A. Liquidity Facility), 1.05%, 5/05/17 (a)(b)(c)	3,020	3,020,000

		5,885,000
Massachusetts — 4.9%
Gloucester GO Series 2017 MB, 2.00%, 2/02/18	300	302,185
Massachusetts Development Finance Agency RB Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.90%, 5/05/17 (a)	3,700	3,700,000

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts RB Series 2016B RAN, 2.00%, 5/22/17	$2,000	$2,001,299
Town of Scituate GO BAN, 2.00%, 2/02/18	2,000	2,015,022
University of Massachusetts Building Authority RB Series 20111 VRDN (Wells Fargo Bank N.A. LOC), 0.90%, 5/05/17 (a)	3,235	3,235,000

		11,253,506
Michigan — 0.8%
Oakland University RB Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.90%, 5/05/17 (a)	1,900	1,900,000
Minnesota — 4.4%
Minnesota Housing Finance Agency RB Series 2015G VRDN (Royal Bank of Canada SBPA), 0.90%, 5/05/17 (a)	5,225	5,225,000
University of Minnesota RB Series F MB, 0.78%, 7/06/17	5,000	5,000,000

		10,225,000
Mississippi — 0.5%
Mississippi Business Finance Corp RB (Chevron USA, Inc. Project) Series 2010F VRDN, 0.90%, 5/05/17 (a)	1,245	1,245,000
Nebraska — 2.6%
Madison County Hospital Authority RB (Faith Regional Health Services Project ) Series 2008-B VRDN (U.S. Bank N.A. LOC), 0.90%, 5/05/17 (a)	5,900	5,900,000
New Jersey — 2.8%
Burlington County Bridge Commission RB MB, 2.00%, 11/16/17	4,000	4,024,858
Passaic County GO Series 2016A MB, 2.00%, 12/11/17	2,000	2,010,676
Passaic County Improvement Authority RB Series 2017 BAN, 2.50%, 6/28/17	500	501,278

		6,536,812
New York — 7.7%
Amherst Development Corp. Senior Living RB (Asbury Pointe Inc. Project ) Series 2011A VRDN (Manufacturers and Traders Trust Co. LOC), 0.95%, 5/05/17 (a)	3,610	3,610,000
Erie County GO Series 2016 RAN, 2.00%, 6/30/17	2,000	2,003,580
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.93%, 5/05/17 (a)	400	400,000
Metropolitan Transportation Authority RB Series 2012G-2 VRDN (TD Bank N.A. LOC), 0.87%, 5/05/17 (a)	3,300	3,300,000
New York City GO Series 2012A-3 VRDN (Mizuho Bank Ltd. LOC), 0.90%, 5/01/17 (a)	100	100,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.87%, 5/05/17 (a)	3,400	3,400,000
New York City Water & Sewer System RB Series 2008BB-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.87%, 5/05/17 (a)	75	75,000
Niagara Development Corp. RB (Niagara University Project) Series 2012B VRDN (LOC HSBC Bank USA N.A.), 0.91%, 5/05/17 (a)	4,405	4,405,000

Municipal Bonds	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates RB Series 2017XF-0 VRDN (Royal Bank of Canada SBPA), 0.93%, 5/05/17 (a)(b)(c)	$500	$500,000

		17,793,580
North Carolina — 1.4%
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007E VRDN (TD Bank N.A. LOC), 0.87%, 5/05/17 (a)	3,200	3,200,000
Ohio — 4.2%
American Municipal Power Inc. GO BAN, 2.25%, 4/26/18	790	797,798
American Municipal Power Series 2016 BAN, 1.25%, 5/02/17	1,000	1,000,014
Cleveland-Cuyahoga County Port Authority RB Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.89%, 5/05/17 (a)	500	500,000
Deer Park Community City School District GO BAN, 2.00%, 7/13/17	1,000	1,002,077
Licking County GO BAN, 2.00%, 5/24/17	1,500	1,501,200
Ohio Water Development Authority Water Pollution Control Loan Fund RB Series 2016A VRDN (BMO Harris Bank N.A. SBPA), 0.93%, 5/05/17 (a)	1,305	1,305,000
Springfield GO Series 2016 BAN, 1.50%, 8/03/17	850	851,519
Winton Woods City School District GO Series 2016 MB, 2.50%, 7/27/17	300	300,962
Winton Woods City School District GO Series 2017 BAN, 1.75%, 7/27/17	1,800	1,803,463
Youngstown GO Series 2016TE BAN, 1.88%, 9/14/17	550	551,880

		9,613,913
Pennsylvania — 3.9%
Bucks County Industrial Development Authority RB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.87%, 5/05/17 (a)	3,000	3,000,000
Montgomery County Industrial Development Authority RB (Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. AGO), 0.95%, 5/01/17 (a)	2,850	2,850,000
Philadelphia RB Series 2016A TRAN, 2.00%, 6/30/17	3,000	3,005,138

		8,855,138
South Carolina — 1.3%
Kershaw County School District GO Series 2017 BAN, 4.00%, 2/08/18	3,000	3,068,362
Texas — 11.8%
Garland Water & Sewer RB TECP (Sumitomo Mitsui Bank Corp. LOC):
1.05%, 5/08/17	1,000	1,000,000
1.00%, 7/06/17	5,000	5,000,000
Gulf Coast Industrial Development Authority RB (Exxon Mobil Project) VRDN, 0.83%, 5/01/17 (a)	4,200	4,200,000
Harris County Cultural Education Facility GO (Methodist University Hospital Project) Series 2009C-1 TECP, 0.92%, 5/24/17	4,000	4,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	49

Schedule of Investments (concluded)	MuniFund

Municipal Bonds	Par (000)	Value
Texas (continued)
Harris County Health Systems Inc. GO (Methodist University Hospital Project) Series 2009C-1 TECP, 0.83%, 5/10/17	$4,500	$4,500,000
Houston GO Series E-2 TECP (Wells Fargo Bank N.A. SBPA), 0.75%, 5/08/17	2,000	2,000,000
Port of Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Petrochemicals USA, Inc. Corporate Underlier), 0.94%, 5/05/17 (a)	1,500	1,500,000
San Antonio RB Series A MB (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.76%, 5/01/17	1,000	1,000,000
Texas Department of Housing & Community Affairs RB Series 2016 MB, 0.80%, 6/01/17	2,900	2,900,000
Texas Transportation Commission State Highway Fund RB Series 2014B-1 VRDN (Sumitomo Mitsui Bank Corp. SBPA), 0.88%, 5/05/17 (a)	1,000	1,000,000

		27,100,000
Utah — 3.8%
Emery County PCRB (Pacific Corp.) Series 1994A VRDN (Canadian Imperial Bank LOC), 0.90%, 5/05/17 (a)	1,400	1,400,000
Utah County Hospital Revenue RB (IHC Health Services Inc. Project) Series 2016C VRDN (BMO Harris Bank N.A. LOC), 0.90%, 5/05/17 (a)	1,600	1,600,000
Utah County Hospital Revenue RB (IHC Health Services Inc. Project) Series 2016E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.92%, 5/05/17 (a)	3,800	3,800,000
Weber County RB Series 2000B VRDN (U.S. Bank N.A. SBPA), 0.88%, 5/05/17 (a)	1,900	1,900,000

		8,700,000

Municipal Bonds	Par (000)	Value
Virginia — 0.7%
Virginia College Building Authority RB Series 2015B VRDN, 0.90%, 5/05/17 (a)	$1,600	$1,600,000
Washington — 0.6%
Washington State Housing Finance RB (Pioneer Human Services Project) Series 2009A VRDN (U.S. Bank N.A. LOC), 1.00%, 5/05/17 (a)	1,285	1,285,000
Wyoming — 2.8%
Uinta County Pollution Control Revenue RB (Chevron USA, Inc. Project) Series 1 VRDN, 0.87%, 5/01/17 (a)	6,445	6,445,000
Total Municipal Bonds — 95.1%		218,582,974

Closed-End Investment Companies (a)(b)
New York — 2.0%
Nuveen New York AMT-Free Municipal Income Fund GO VRDN, 0.98%, 5/05/17	4,500	4,500,000
Ohio — 1.7%
Nuveen AMT-Free Quality Municipal Income Fund GO VRDN, 1.00%, 5/05/17	4,000	4,000,000
Total Closed-End Investment Companies — 3.7%		8,500,000
Total Investments (Cost — $227,082,974*) — 98.8%		227,082,974
Other Assets Less Liabilities — 1.2%		2,848,818

Net Assets — 100.0%		$229,931,792

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$227,082,974	—	$227,082,974

[1]	See above Schedule of Investments for values in each state.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 93.5%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) RB Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.86%, 5/05/17 (a)	$200	$200,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (US Bank N.A. LOC), 0.85%, 5/05/17 (a)	900	900,000
California GO Series 2011A-1 TECP, 0.73%, 5/09/17	2,600	2,600,000
California Health Facilities Financing Authority RB (Scripps Health Project) VRDN (JPMorgan Chase Bank N.A. LOC), 0.88%, 5/05/17 (a)	300	300,000
California Health Facilities Financing Authority RB Series 2011C VRDN (Bank of Montreal LOC), 0.90%, 5/05/17 (a)	1,600	1,600,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates RB Series 2015-XF0152 VRDN (Bank of America N.A. SBPA), 0.97%, 5/05/17 (a)(b)(c)	2,190	2,190,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Project) Series 2009B VRDN (MUFG Union Bank N.A. LOC), 0.90%, 5/01/17 (a)	700	700,000
California Municipal Finance Authority RB (Copper Square Apartments LP Project) Series A-1 VRDN (Federal Home Loan Bank LOC), 0.86%, 5/05/17 (a)	750	750,000
California Pollution Control Financing Authority RB (Air Products & Chemicals Project Series 1997B VRDN, 0.89%, 5/01/17 (a)	900	900,000
California Pollution Control Financing Authority RB (Pacific Gas & Electric Project) Series 1996C VRDN (Mizuho Bank Ltd. LOC), 0.87%, 5/01/17 (a)	900	900,000
Eastern Municipal Water District RB Series 2014C VRDN (Wells Fargo Bank N.A. SBPA), 0.88%, 5/05/17 (a)	1,600	1,600,000
Fontana Unified School District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0111 VRDN (JPMorgan Chase Bank N.A. LOC), 1.00%, 5/05/17 (a)(b)(c)	1,600	1,600,000
Imperial Irrigation District Tender Option Bond Trust Receipts/Certificates RB Series 2017XM-0 VRDN (Royal Bank of Canada SBPA), 0.95%, 5/05/17 (a)(b)(c)	1,600	1,600,000
Los Angeles County Housing Authority RB (Lincoln Malibu Meadows II Project) Series 2015C VRDN (Federal National Mortgage Association Guarantor), 0.84%, 5/05/17 (a)	1,599	1,599,000
Los Angeles Department of Water & Power RB Series 2001B-1 VRDN (Royal Bank of Canada SBPA), 0.85%, 5/05/17 (a)	1,150	1,150,000
Metropolitan Water District of Southern California RB Series 2015A-2 VRDN, 0.86%, 5/05/17 (a)	100	100,000
Northern California Power Agency RB Series 2008A VRDN (BMO Harris Bank N.A. LOC), 0.89%, 5/05/17 (a)	1,600	1,600,000
Palomar California Community College District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0137 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.93%, 5/05/17 (a)(b)(c)	1,500	1,500,000
Riverside County RB Series 2016 TRAN, 3.00%, 6/30/17	1,900	1,906,571

Municipal Bonds	Par (000)	Value
California (continued)
Riverside County Transportation Commission RB Series 2016-XF2297 VRDN (Citibank N.A. SBPA), 0.92%, 5/05/17 (a)(b)	$1,675	$1,675,000
Sacramento Suburban Water District RB Series 2009A VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.92%, 5/05/17 (a)	1,665	1,665,000
Sacramento Transportation Authority RB Series 2015 VRDN (Mizuho Bank Ltd.SBPA), 0.88%, 5/05/17 (a)	1,300	1,300,000
San Diego County Regional Transportation Commission RB Series 2008C VRDN (Mizuho Corporate Bank SBPA), 0.89%, 5/05/17 (a)	1,250	1,250,000
San Diego Housing Authority RB (Hillside Garden Apartments Project) Series 2004C VRDN (Fannie Mae LOC, Liquidity Agreement), 0.84%, 5/05/17 (a)	1,085	1,085,000
Santa Clara Valley Transportation Authority RB Series 2008C VRDN (Sumitomo Mitsui Bank Corp. SBPA), 0.88%, 5/05/17 (a)	1,600	1,600,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009-2 VRDN (Wells Fargo Bank N.A. LOC), 0.87%, 5/05/17 (a)	400	400,000
University of California RB Series AL-4 VRDN, 0.88%, 5/05/17 (a)	1,400	1,400,000
University of California RB VRDN, 0.89%, 5/05/17 (a)	200	200,000
Upland Community Redevelopment Agency RB Series 2007 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.86%, 5/05/17 (a)	500	500,000
Total Municipal Bonds — 93.5%		34,770,571

Closed-End Investment Companies (a)(b)
California — 4.8%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. LOC), 0.98%, 5/05/17	1,800	1,800,000
Total Investments (Cost — $36,570,571*) — 98.3%		36,570,571
Other Assets Less Liabilities — 1.7%		634,244

Net Assets — 100.0%		$37,204,815

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	51

Schedule of Investments (concluded)	California Money Fund

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$36,570,571	—	$36,570,571

[1]	See above Schedule of Investments for values in the state.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 97.3%
Albany Industrial Development Agency RB (Corning Preserve Project) Series 2002 VRDN (KeyBank National Association LOC), 1.00%, 5/05/17 (a)	$490	$490,000
Amherst Development Corp. Senior Living RB (Asbury Pointe Inc. Project ) Series 2011A VRDN (Manufacturers and Traders Trust Co. LOC), 0.95%, 5/05/17 (a)	900	900,000
East Rochester Housing Authority RB Series 2008 VRDN (Manufacturers and Traders Trust Co. LOC), 0.95%, 5/05/17 (a)	500	500,000
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.93%, 5/05/17 (a)	800	800,000
Metropolitan Transportation Authority RB Series 2002B-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.89%, 5/05/17 (a)	400	400,000
Metropolitan Transportation Authority RB Series 2015E-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.91%, 5/05/17 (a)	400	400,000
Nassau Health Care Corp RB Series 2009C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.92%, 5/05/17 (a)	200	200,000
Nassau Health Care Corp. RB Series 2009 VRDN (TD Bank N.A. LOC), 0.90%, 5/05/17 (a)	600	600,000
New York City RB Series 2011D-3B VRDN (Royal Bank of Canada LOC), 0.86%, 5/01/17 (a)	500	500,000
New York City Health & Hospital Corp. RB Series 2008C VRDN (TD Bank N.A. LOC), 0.90%, 5/05/17 (a)	300	300,000
New York City RB Series 2011D-3A VRDN (Royal Bank of Canada LOC), 0.86%, 5/01/17 (a)	300	300,000
New York City Water & Sewer System RB Series 2 VRDN (Royal Bank of Canada SBPA), 0.89%, 5/05/17 (a)	100	100,000
New York City Water & Sewer System RB Series 2001F-1 VRDN (Mizuho Bank Ltd. SBPA), 0.90%, 5/01/17 (a)	700	700,000
New York Dormitory Authority Non-State Supported Debt RB (Columbia University Project) Series 2003 VRDN, 0.85%, 5/05/17 (a)	200	200,000
New York Dormitory Authority RB (Columbia University Project) Series 2009A VRDN, 0.88%, 5/05/17 (a)	615	615,000
New York Dormitory Authority RB (Rockefeller University Project) Series 2009B VRDN (U.S. Bank N.A. SBPA), 0.92%, 5/05/17 (a)	900	900,000
New York Housing Finance Agency RB Series 2003L VRDN (Bank of America N.A. LOC), 0.91%, 5/05/17 (a)	700	700,000
New York Local Government Assistance Corp. RB Series 2003A-8V VRDN (JPMorgan Chase Bank N.A. SBPA), 0.92%, 5/05/17 (a)	800	800,000
New York State Dormitory Authority RB (St. Johns University Project) Series 2008B-1 VRDN (Bank of America N.A. LOC), 0.89%, 5/05/17 (a)	300	300,000
New York State Dormitory Authority RB Series D VRDN (TD Bank N.A. LOC), 0.87%, 5/05/17 (a)	300	300,000
New York State Energy Research & Development Authority RB (Con Edison Project) Series 2005A-1 VRDN (Mizuho Bank Ltd. LOC), 0.91%, 5/05/17 (a)	500	500,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Energy Research & Development Authority RB (Consolidated Edison Company of New York Inc. Project) Series 2005A-2 VRDN (Mizuho Bank Ltd. LOC), 0.92%, 5/05/17 (a)	$300	$300,000
New York State HFA RB (Clinton Park Development LLC Project) Series 2010A VRDN (Freddie Mac Liquidity Agreement), 0.88%, 5/05/17 (a)	800	800,000
New York State Housing Finance Agency RB Series 2004A VRDN (Fannie Mae LOC), 0.92%, 5/05/17 (a)	300	300,000
New York State Housing Finance Agency RB Series 2016A VRDN (Wells Fargo Bank N.A. LOC), 0.89%, 5/05/17 (a)	300	300,000
New York State Housing Finance Agency RB (Durst Pyramid LLC Project) Series 2014A VRDN (Bank of New York Mellon LOC), 0.89%, 5/05/17 (a)	200	200,000
New York State Housing Finance Agency RB Series 2003A VRDN (Landesbank Hessen Thueringen Girozentrale LOC), 0.93%, 5/05/17 (a)	300	300,000
New York State Housing Finance Agency RB Series 2008A VRDN (Federal Home Loan Mortgage Corporation LOC), 0.89%, 5/05/17 (a)	650	650,000
New York State Urban Development Corp RB Series 2008A-1 VRDN (Wells Fargo Bank N.A. LOC), 0.92%, 5/05/17 (a)	800	800,000
Onondaga County Industrial Development Agency RB (Syracuse University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.90%, 5/05/17 (a)	260	260,000
Rensselaer County Industrial Development Agency RB Series A VRDN (Manufacturers and Traders Trust Co. LOC), 0.95%, 5/05/17 (a)	900	900,000
Syracuse Industrial Development Agency RB (Syracuse University Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.87%, 5/01/17 (a)	600	600,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates RB Series 2017XF-0 VRDN (Royal Bank of Canada SBPA), 0.93%, 5/05/17 (a)(b)(c)	1,000	1,000,000
Westchester County Industrial Development Agency RB Series 2004 VRDN (TD Bank N.A. LOC), 0.87%, 5/05/17 (a)	500	500,000
Total Municipal Bonds — 97.3%		17,415,000

Closed-End Investment Companies (a)(b)
New York — 2.8%
Nuveen New York AMT-Free Municipal Income Fund GO Series 3 VRDP (Citibank N.A. LOC), 0.98%, 5/05/17	500	500,000
Total Investments (Cost — $17,915,000*) — 100.1%		17,915,000
Liabilities in Excess of Other Assets — (0.1)%		(12,720)

Net Assets — 100.0%		$17,902,280

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	53

Schedule of Investments (concluded)	New York Money Fund

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$17,915,000	—	$17,915,000

[1]	See above Schedule of Investments for values in the state.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Assets
Investments at value — unaffiliated[1]	$3,370,840,239	$38,964,376,780	$221,857,043	$11,856,048,042	$22,247,709,718
Repurchase agreements at value — unaffiliated[2]	—	44,167,432,539	46,500,000	1,391,500,000	30,570,967,353
Cash	5,304,830	1,206,305,116	10,353	138,550	800,586,432
Receivables:
Interest — unaffiliated	971,500	55,820,296	66,043	5,137,796	53,271,313
Prepaid expenses	145,495	1,062,445	90,335	297,965	413,327
Other assets	—	292,454	—	—	107,099

Total assets	3,377,262,064	84,395,289,630	268,523,774	13,253,122,353	53,673,055,242

Liabilities
Payables:
Custodian fees	45,931	920,809	6,636	192,028	625,235
Income dividends	1,050,880	23,398,059	117,141	2,833,655	13,974,064
Management fees	429,131	10,625,472	15,899	1,896,403	6,775,918
Officer’s and Trustees’ fees	73,808	106,134	2,823	36,645	109,695
Other accrued expenses	116,007	35,950	17,266	245,662	50,183
Printing fees	71,289	76,523	27,758	38,095	62,091
Professional fees	56,127	346,530	28,776	266,786	222,651
Registration fees	—	—	70,883	—	—
Service and distribution fees	46,073	2,039,130	7,343	486,184	1,228,709
Transfer agent fees	104,890	1,171,356	17,584	99,811	655,785

Total liabilities	1,994,136	38,719,963	312,109	6,095,269	23,704,331

Net Assets	$3,375,267,928	$84,356,569,667	$268,211,665	$13,247,027,084	$53,649,350,911

Net Assets Consist of
Paid-in capital	$3,375,211,282	$84,356,005,478	$268,181,494	$13,241,912,390	$53,648,707,301
Undistributed (distributions in excess of) net investment income	47,241	554,558	(38,235)	(2,155,236)	682,416
Undistributed net realized gain	9,405	9,631	38,654	2,630,236	(38,806)
Net unrealized appreciation	—	—	29,752	4,639,694	—

Net Assets	$3,375,267,928	$84,356,569,667	$268,211,665	$13,247,027,084	$53,649,350,911

[1] Investments at cost — unaffiliated	$3,370,840,239	$38,964,376,780	$221,827,291	$11,851,408,348	$22,247,709,718
[2] Repurchase agreements at cost — unaffiliated	—	$44,167,432,539	$46,500,000	$1,391,500,000	$30,570,967,353

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	55

Statements of Assets and Liabilities (continued)

April 30, 2017 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Net Asset Value
Institutional
Net assets	$3,133,826,014	$78,414,044,495	$242,743,637	$12,311,774,441	$48,256,168,261

Shares outstanding[3]	3,133,766,398	78,413,505,050	242,713,941	12,305,133,318	48,255,540,136

Net asset value	$1.00	$1.00	$1.0001	$1.0005	$1.00

Dollar
Net assets	$136,452,523	$1,787,099,553	$25,468,028	$86,544,396	$4,225,104,799

Shares outstanding[3]	136,449,928	1,787,087,274	25,464,746	86,495,876	4,225,049,774

Net asset value	$1.00	$1.00	$1.0001	$1.0006	$1.00

Cash Management
Net assets	$21,322,497	$147,046,238	—	$736,656,052	$596,042,313

Shares outstanding[3]	21,322,092	147,045,228	—	736,254,581	596,034,550

Net asset value	$1.00	$1.00	—	$1.0005	$1.00

Cash Reserve
Net assets	$466,339	$1,049,447,578	—	$3,191,937	$56,185,821

Shares outstanding[3]	466,331	1,049,440,369	—	3,190,229	$56,185,090

Net asset value	$1.00	$1.00	—	$1.0005	$1.00

Administration
Net assets	$83,200,555	$2,732,073,526	—	$107,431,975	$442,559,523

Shares outstanding[3]	83,198,972	2,732,054,754	—	107,372,079	442,553,760

Net asset value	$1.00	$1.00	—	$1.0006	$1.00

Select
Net assets	—	$224,983,906	—	$54,371	$73,290,194

Shares outstanding[3]	—	224,982,360	—	54,340	73,289,238

Net asset value	—	$1.00	—	$1.0006	$1.00

Private Client
Net assets	—	$1,874,371	—	$1,373,912	—

Shares outstanding[3]	—	1,874,358	—	1,373,165	—

Net asset value	—	$1.00	—	$1.0005	—

Premier
Net assets	—	—	—	—	—

Shares outstanding[3]	—	—	—	—	—

Net asset value	—	—	—	—	—

[3]	Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Statements of Assets and Liabilities (continued)

April 30, 2017 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Assets
Investments at value — unaffiliated[1]	$22,044,881,810	$2,986,116,954	$227,082,974	$36,570,571	$17,915,000
Cash	545,295	103,701	67,469	—	32,070
Receivables:
Investments sold	—	13,760,320	2,300,172	800,408	—
Interest — unaffiliated	16,674,276	8,861,875	649,763	87,008	13,123
From the Manager	—	8,161	—	3,078	4,600
Prepaid expenses	630,930	194,943	67,856	24,134	28,233
Other assets	—	—	—	5,487	—

Total assets	22,062,732,311	3,009,045,954	230,168,234	37,490,686	17,993,026

Liabilities
Bank overdraft	—	—	—	190,020	—
Payables:
Custodian fees	220,250	34,066	17,213	—	3,615
Income dividends	7,256,300	1,008,276	76,100	17,775	4,962
Management fees	3,046,337	425,031	20,507	—	—
Officer’s and Trustees’ fees	26,998	—	632	2,011	2,243
Other accrued expenses	29,255	16,386	20,821	3,953	3,930
Printing fees	42,565	26,103	27,557	26,929	31,011
Professional fees	122,326	28,919	35,340	42,124	37,594
Registration fees	1,126	—	—	—	16
Service and distribution fees	404,056	2,327	8,924	3,059	1,495
Transfer agent fees	202,578	61,579	29,348	—	5,880

Total liabilities	11,351,791	1,602,687	236,442	285,871	90,746

Net Assets	$22,051,380,520	$3,007,443,267	$229,931,792	$37,204,815	$17,902,280

Net Assets Consist of
Paid-in capital	$22,050,938,299	$3,007,198,852	$229,925,023	$37,204,904	$17,925,603
Undistributed (distributions in excess of) net investment income	50,828	68,292	2,300	—	—
Undistributed net realized gain (loss)	391,393	162,689	4,469	(89)	(23,323)
Net unrealized appreciation	—	13,434	—	—	—

Net Assets	$22,051,380,520	$3,007,443,267	$229,931,792	$37,204,815	$17,902,280

[1] Investments at cost — unaffiliated	$22,044,881,810	$2,986,103,520	$227,082,974	$36,570,571	$17,915,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	57

Statements of Assets and Liabilities (concluded)

April 30, 2017 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund		New York Money Fund

Net Asset Value
Institutional
Net assets	$20,793,445,275	$3,006,189,051	$192,099,166	$30,135,381		$17,443,493

Shares outstanding[2]	20,793,028,283	3,005,625,381	191,942,642	30,134,557		17,443,485

Net asset value	$1.00	$1.0002	$1.00	$1.00		$1.00

Dollar
Net assets	$515,815,733	$1,254,216	$8,290,664	—	[3]	—

Shares outstanding[2]	515,805,388	1,254,004	8,283,909	—	[4]	—

Net asset value	$1.00	$1.0002	$1.00	$1.00		—

Cash Management
Net assets	$36,532,009	—	$42,063	—		—

Shares outstanding[2]	36,531,276	—	42,029	—		—

Net asset value	$1.00	—	$1.00	—		—

Cash Reserve
Net assets	$1,665,642	—	—	—		—

Shares outstanding[2]	1,665,610	—	—	—		—

Net asset value	$1.00	—	—	—		—

Administration
Net assets	$606,845,045	—	$23,095,640	—	[3]	—	[3]

Shares outstanding[2]	606,832,874	—	23,076,829	—	[4]	—	[4]

Net asset value	$1.00	—	$1.00	$1.00		$1.00

Select
Net assets	$97,076,816	—	$6,070,339	$2,992,272		$129,117

Shares outstanding[2]	97,074,868	—	6,065,392	2,992,191		129,118

Net asset value	$1.00	—	$1.00	$1.00		$1.00

Private Client
Net assets	—	—	$333,920	$4,077,162		$329,670

Shares outstanding[2]	—	—	333,648	4,077,051		329,670

Net asset value	—	—	$1.00	$1.00		$1.00

Premier
Net assets	—	—	—	—		—

Shares outstanding[2]	—	—	—	—		—

Net asset value	—	—	—	—		—

[2]	Unlimited number of shares authorized, no par value.
[3]	Net assets end of period are less than $1.
[4]	Shares end of period are less than 1.

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Statements of Operations

Six Months Ended April 30, 2017 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Investment Income
Interest — unaffiliated	$9,923,751	$251,461,632	$623,309	$57,081,724	$146,307,683
Interest — affiliated	—	289,788	—	—	—

Total investment income	9,923,751	251,751,420	623,309	57,081,724	146,307,683

Expenses
Management	3,932,565	77,217,120	267,553	11,684,806	47,074,187
Service and distribution — class specific	299,116	6,720,179	31,855	2,125,963	8,011,963
Registration	75,233	805,617	46,930	137,333	467,660
Custodian	44,941	948,230	20,289	190,784	610,455
Professional	32,814	254,837	17,181	27,066	114,815
Transfer agent	22,778	1,040,764	9,286	56,668	494,114
Printing	—	65,973	16,890	13,849	39,464
Officer and Trustees	—	427,640	3,938	33,771	219,754
Miscellaneous	13,175	126,022	12,195	46,325	96,511

Total expenses	4,420,622	87,606,382	426,117	14,316,565	57,128,923
Less:
Expenses reimbursed by the Manager	—	—	(21,063)	—	—
Fees waived by the Manager	(1,139,058)	(24,278,498)	(251,448)	(2,335,209)	(6,144,252)
Service and distribution fees waived — class specific	(23,277)	(702,771)	(178)	(2,839)	(934,372)
Fees paid indirectly	—	(4,552)	—	(3,536)	—

Total expenses after fees waived and/or reimbursed	3,258,287	62,620,561	153,428	11,974,981	50,050,299

Net investment income	6,665,464	189,130,859	469,881	45,106,743	96,257,384

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(15,910)	(355,514)	(402)	816,046	(388,094)
Net change in unrealized appreciation on investments	—	—	29,901	3,291,254	—

Net Increase in Net Assets Resulting from Operations	$6,649,554	$188,775,345	$499,380	$49,214,043	$95,869,290

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	59

Statements of Operations (concluded)

Six Months Ended April 30, 2017 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Investment Income
Interest — unaffiliated	$62,796,070	$8,857,453	$803,811	$174,390	$67,087

Total investment income	62,796,070	8,857,453	803,811	174,390	67,087

Expenses
Management	21,532,654	3,790,884	387,611	98,482	36,398
Service and distribution — class specific	1,375,880	1,849	45,565	43,806	2,723
Registration	314,955	117,027	57,349	17,532	20,475
Custodian	248,386	36,237	8,429	3,467	1,990
Transfer agent	163,098	62,949	9,832	10,411	4,511
Officer and Trustees	108,245	10,497	1,586	4,396	4,499
Professional	92,401	21,423	36,528	30,297	24,771
Printing	27,542	5,451	8,321	6,139	10,375
Miscellaneous	62,720	10,218	11,435	1,533	2,105

Total expenses	23,925,881	4,056,535	566,656	216,063	107,847
Less:
Expenses reimbursed by the Manager	—	(8,161)	—	(21,252)	(49,314)
Fees waived by the Manager	(3,083,481)	(1,674,766)	(299,543)	(98,482)	(36,398)
Service and distribution fees waived — class specific	(272,773)	—	(9,431)	(20,861)	(1,272)
Fees paid indirectly	(606)	—	—	—	—

Total expenses after fees waived and/or reimbursed	20,569,021	2,373,608	257,682	75,468	20,863

Net investment income	42,227,049	6,483,845	546,129	98,922	46,224

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(16,665)	162,689	5,228	—	—
Net change in unrealized depreciation on investments	—	(4,042)	—	—	—

Net Increase in Net Assets Resulting from Operations	$42,210,384	$6,642,492	$551,357	$98,922	$46,224

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations
Net investment income	$6,665,464	$3,514,270	$189,130,859	$67,321,979
Net realized gain (loss)	(15,910)	151,382	(355,514)	871,395

Net increase in net assets resulting from operations	6,649,554	3,665,652	188,775,345	68,193,374

Distributions to Shareholders[1]
From net investment income:
Institutional	(6,474,889)	(3,497,902)	(181,990,331)	(65,691,861)
Dollar	(121,295)	(47)	(2,441,760)	(689,996)
Cash Management	(1,636)	(7)	(48,319)	(31,489)
Cash Reserve	(113)	—	(435,531)	(30,734)
Administration	(67,531)	(16,314)	(4,165,956)	(804,665)
Select	—	—	(48,263)	(72,196)
Private Client	—	—	(698)	(1,001)
Premier	—	—	(1)	(37)
From net realized gain:
Institutional	(74,237)	(7,879)	—	(437,757)
Dollar	(3,457)	(21)	—	(42,760)
Cash Management	(659)	—	—	(1,815)
Cash Reserve	(10)	—	—	(207)
Administration	(1,071)	—	—	(12,578)
Select	—	—	—	(7,166)
Private Client	—	—	—	(139)
Premier	—	—	—	(5)

Decrease in net assets resulting from distributions to shareholders	(6,744,898)	(3,522,170)	(189,130,859)	(67,824,406)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(83,936,571)	3,125,502,380	(3,923,314,574)	75,374,520,238

Net Assets
Total increase (decrease) in net assets	(84,031,915)	3,125,645,862	(3,923,670,088)	75,374,889,206
Beginning of period	3,459,299,843	333,653,981	88,280,239,755	12,905,350,549

End of period	$3,375,267,928	$3,459,299,843	$84,356,569,667	$88,280,239,755

Undistributed net investment income, end of period	$47,241	$47,241	$554,558	$554,558

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	61

Statements of Changes in Net Assets (continued)

	TempCash		TempFund		T-Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations
Net investment income	$469,881	$2,192,317	$45,106,743	$201,788,919	$96,257,384	$52,732,956
Net realized gain (loss)	(402)	581	816,046	2,005,843	(388,094)	1,652,855
Net change in unrealized appreciation (depreciation) on investments	29,901	(149)	3,291,254	1,348,440	—	—

Net increase in net assets resulting from operations	499,380	2,192,749	49,214,043	205,143,202	95,869,290	54,385,811

Distributions to Shareholders[1]
From net investment income:
Institutional	(427,381)	(2,155,187)	(43,365,298)	(192,915,859)	(92,056,699)	(52,057,188)
Dollar	(42,500)	(37,130)	(239,132)	(2,708,329)	(3,508,635)	(493,282)
Cash Management	—	—	(1,357,208)	(37,116)	(92,008)	(135,899)
Cash Reserve	—	—	(7,828)	(1,478)	(16,066)	(8,258)
Administration	—	—	(134,767)	(6,125,788)	(583,300)	(23,694)
Select	—	—	(34)	(254)	(676)	(14,635)
Private Client	—	—	(2,476)	(87)	—	—
Premier	—	—	—	(8)	—	—
From net realized gain:
Institutional	—	(115,449)	—	(4,366,238)	(607,517)	(567,256)
Dollar	—	(9,105)	—	(100,852)	(48,075)	(28,927)
Cash Management	—	—	—	(175,845)	(13,602)	(25,978)
Cash Reserve	—	—	—	(3,737)	(725)	(27)
Administration	—	—	—	(96,923)	(3,539)	—
Select	—	—	—	(8,805)	(871)	(7,050)
Private Client	—	—	—	(579)	—	—
Premier	—	—	—	(317)	—	—

Decrease in net assets resulting from distributions to shareholders	(469,881)	(2,316,871)	(45,106,743)	(206,542,215)	(96,931,713)	(53,362,194)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	169,877,573	(1,128,023,833)	4,112,984,330	(58,177,093,133)	(5,282,723,135)	37,353,219,144

Net Assets
Total increase (decrease) in net assets	169,907,072	(1,128,147,955)	4,117,091,630	(58,178,492,146)	(5,283,785,558)	37,354,242,761
Beginning of period	98,304,593	1,226,452,548	9,129,935,454	67,308,427,600	58,933,136,469	21,578,893,708

End of period	$268,211,665	$98,304,593	$13,247,027,084	$9,129,935,454	$53,649,350,911	$58,933,136,469

Undistributed (distributions in excess of) net investment income, end of period	$(38,235)	$(38,235)	$(2,155,236)	$(2,155,236)	$682,416	$682,416

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Statements of Changes in Net Assets (continued)

	Treasury Trust Fund		MuniCash		MuniFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations
Net investment income	$42,227,049	$22,862,269	$6,483,845	$3,042,352	$546,129	$1,054,340
Net realized gain (loss)	(16,665)	1,402,702	162,689	19,069	5,228	38,704
Net change in unrealized appreciation (depreciation) on investments	—	—	(4,042)	17,476	—	—

Net increase in net assets resulting from operations	42,210,384	24,264,971	6,642,492	3,078,897	551,357	1,093,044

Distributions to Shareholders[1]
From net investment income:
Institutional	(41,162,280)	(22,707,741)	(6,413,646)	(3,051,247)	(485,000)	(886,032)
Dollar	(357,465)	(42,202)	(1,907)	(1,138)	(9,920)	(7,296)
Cash Management	(2,533)	(1,938)	—	—	(13)	(194)
Administration	(704,420)	(101,961)	—	—	(51,087)	(159,609)
Select	(17)	(7,511)	—	—	(1)	(1,010)
Cash Reserve	(334)	(916)	—	—	—	—
Private Client	—	—	—	—	(108)	(199)
From net realized gain:
Institutional	(905,350)	(564,501)	—	(22,436)	(31,493)	(99,013)
Dollar	(19,140)	(15,034)	—	(63)	(871)	(2,633)
Cash Management	(587)	(416)	—	—	(10)	(175)
Administration	(19,270)	(9,724)	—	—	(3,771)	(33,097)
Select	(4,225)	(666)	—	—	(977)	(729)
Cash Reserve	(17)	(194)	—	—	—	—
Private Client	—	—	—	—	(55)	(120)
From return of capital:
Institutional	—	—	—	(1,883,093)	—	—
Dollar	—	—	—	(1,980)	—	—

Decrease in net assets resulting from distributions to shareholders	(43,175,638)	(23,452,804)	(6,415,553)	(4,959,957)	(583,306)	(1,190,107)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	144,459,447	7,370,571,346	865,594,079	1,996,129,957	56,951,933	(1,589,835,163)

Net Assets
Total increase (decrease) in net assets	143,494,193	7,371,383,513	865,821,018	1,994,248,897	56,919,984	(1,589,932,226)
Beginning of period	21,907,886,327	14,536,502,814	2,141,622,249	147,373,352	173,011,808	1,762,944,034

End of period	$22,051,380,520	$21,907,886,327	$3,007,443,267	$2,141,622,249	$229,931,792	$173,011,808

Undistributed (distributions in excess of) net investment income, end of period	$50,828	$50,828	68,292	—	$2,300	$2,300

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	63

Statements of Changes in Net Assets (concluded)

	California Money Fund		New York Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations
Net investment income	$98,922	$199,008	$46,224	$77,092
Net realized gain	—	63,054	—	8,715

Net increase in net assets resulting from operations	98,922	262,062	46,224	85,807

Distributions to Shareholders[1]
From net investment income:
Institutional	(98,087)	(197,733)	(46,135)	(75,344)
Dollar	—	(4)	—	—
Cash Management	—	—	—	(379)
Administration	—	(489)	—	(1,175)
Select	(1)	(235)	—	(129)
Private Client	(834)	(547)	(89)	(65)
From net realized gain:
Institutional	(50,399)	—	(22,443)	(12,392)
Dollar	—	—	—	—
Cash Management	—	—	—	(275)
Cash Reserve	—	—	—	—
Administration	—	—	—	(231)
Select	(8,364)	—	(464)	(607)
Private Client	(4,304)	—	(416)	(270)
From return of capital:
Institutional	—	—	—	(28,833)
Select	—	—	—	(1,681)
Private Client	—	—	—	(876)

Decrease in net assets resulting from distributions to shareholders	(161,989)	(199,008)	(69,547)	(122,257)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(15,906,631)	(190,058,850)	(890,567)	(95,480,948)

Net Assets
Total decrease in net assets	(15,969,698)	(189,995,796)	(913,890)	(95,517,398)
Beginning of period	53,174,513	243,170,309	18,816,170	114,333,568

End of period	$37,204,815	$53,174,513	$17,902,280	$18,816,170

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights	Federal Trust Fund

	Institutional
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0020	0.0016	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[2]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0020	0.0016	0.0001	0.0001	0.0001	0.0002

Distributions:[3]
From net investment income	(0.0020)	(0.0016)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)

Total distributions	(0.0020)	(0.0016)	(0.0001)	(0.0001)	(0.0001)	(0.0002)

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.20%[5]	0.16%	0.01%	0.01%	0.01%	0.02%

Ratios to Average Net Assets
Total expenses	0.23%[6]	0.28%	0.33%	0.33%	0.32%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%[6]	0.18%	0.08%	0.07%	0.11%	0.11%

Net investment income	0.40%[6]	0.19%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$3,133,826	$3,142,077	$331,549	$236,113	$235,349	$188,110

	Dollar
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0008	0.0000 [1]	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[2]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0008	0.0000	0.0001	0.0001	0.0001	0.0002

Distributions:[3]
From net investment income	(0.0008)	(0.0000)[2]	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)

Total distributions	(0.0008)	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0002)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.08%[5]	0.00%	0.01%	0.01%	0.01%	0.02%

Ratios to Average Net Assets
Total expenses	0.48%[6]	0.52%	0.58%	0.58%	0.57%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.41%[6]	0.38%	0.08%	0.07%	0.11%	0.11%

Net investment income	0.15%[6]	0.00%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$136,453	$242,959	$ 2,105	$ 3,683	$ 15,061	$ 10,917

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	65

Financial Highlights (continued)	Federal Trust Fund

Cash Management
	Six Months Ended April 30, 2017 (Unaudited)	Period April 18, 2016[1] to October 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00

Net investment income	0.0001	0.0000 [2]
Net realized gain (loss)	(0.0000)[3]	—

Net increase from investment operations	0.0001	0.0000

Distributions:[4]
From net investment income	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0000)

Net asset value, end of period	$ 1.00	$ 1.00

Total Return[5]
Based on net asset value	0.01%[6]	0.00%[6]

Ratios to Average Net Assets
Total expenses	0.73%[7]	0.69%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.54%[7]	0.34%[7]

Net investment income	0.01%[7]	0.00%[7]

Supplemental Data
Net assets, end of period (000)	$ 21,322	$ 31,560

Cash Reserve
	Six Months Ended April 30, 2017 (Unaudited)	Period April 18, 2016[1] to October 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00

Net investment income	0.0003	0.0000 [2]
Net realized gain (loss)	(0.0000)[3]	—

Net increase from investment operations	0.0003	0.0000

Distributions:[4]
From net investment income	(0.0003)	(0.0000)[3]
From net realized gain	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0000)

Net asset value, end of period	$ 1.00	$ 1.00

Total Return[5]
Based on net asset value	0.03%[6]	0.00%[6]

Ratios to Average Net Assets
Total expenses	0.63%[7]	0.61%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.52%[7]	0.35%[7]

Net investment income	0.05%[7]	0.00%[7]

Supplemental Data
Net assets, end of period (000)	$ 466	$ 499

[1]	Commencement of operations.

[2]	Amount is less than $0.00005 per share.

[3]	Amount is greater than $(0.00005) per share.

[4]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights (concluded)	Federal Trust Fund

	Administration
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0015	0.0007	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[2]	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0015	0.0007	0.0001	0.0001	0.0001	0.0002

Distributions:[3]
From net investment income	(0.0015)	(0.0007)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[2]	—	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)

Total distributions	(0.0015)	(0.0007)	(0.0001)	(0.0001)	(0.0001)	(0.0002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.15%[5]	0.06%	0.01%	0.01%	0.01%	0.02%

Ratios to Average Net Assets
Total expenses	0.34%[6]	0.37%	0.43%	0.43%	0.42%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%[6]	0.28%	0.08%	0.07%	0.10%	0.11%

Net investment income	0.30%[6]	0.11%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$83,201	$42,205	$— [7]	$2,183	$2,289	$1,629

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	67

Financial Highlights	FedFund

	Institutional
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0023	0.0023	0.0002	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[1]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]

Net increase from investment operations	0.0023	0.0023	0.0002	0.0001	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0023)	(0.0023)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]

Total distributions	(0.0023)	(0.0023)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.23%[5]	0.23%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.19%[6]	0.21%	0.21%	0.21%	0.21%	0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%[6]	0.12%	0.12%	0.09%	0.14%	0.17%

Net investment income	0.46%[6]	0.28%	0.02%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$78,414,044	$84,001,937	$11,361,624	$10,689,737	$12,265,686	$11,698,677

	Dollar
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0011	0.0004	0.0002	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[1]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]

Net increase from investment operations	0.0011	0.0004	0.0002	0.0001	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0011)	(0.0004)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]

Total distributions	(0.0011)	(0.0004)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.11%[5]	0.04%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.44%[6]	0.46%	0.46%	0.46%	0.46%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.38%[6]	0.34%	0.13%	0.09%	0.13%	0.17%

Net investment income	0.21%[6]	0.04%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$1,787,100	$2,029,496	$917,631	$748,382	$593,574	$325,447

[1]	Amount is greater than $(0.00005) per share.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights (continued)	FedFund

	Cash Management
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0003	0.0003	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[1]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]

Net increase from investment operations	0.0003	0.0003	0.0001	0.0001	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0003)	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]

Total distributions	(0.0003)	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.03%[5]	0.04%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.69%[6]	0.71%	0.71%	0.71%	0.71%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.55%[6]	0.36%	0.13%	0.09%	0.13%	0.16%

Net investment income	0.06%[6]	0.03%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$147,046	$ 90,565	$ 64,483	$ 3,547	$ 2,947	$ 2,350

	Cash Reserve
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0005	0.0003	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[1]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]

Net increase from investment operations	0.0005	0.0003	0.0001	0.0001	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0005)	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]

Total distributions	(0.0005)	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.05%[5]	0.04%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.59%[6]	0.62%	0.61%	0.61%	0.61%	0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.53%[6]	0.31%	0.13%	0.09%	0.12%	0.17%

Net investment income	0.14%[6]	0.09%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$1,049,448	$220,572	$ 5,442	$ 4,561	$ 4,863	$ 208

[1]	Amount is greater than $(0.00005) per share.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	69

Financial Highlights (continued)	FedFund

	Administration
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0018	0.0014	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[1]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]

Net increase from investment operations	0.0018	0.0014	0.0001	0.0001	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0018)	(0.0014)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]

Total distributions	(0.0018)	(0.0014)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.18%[5]	0.14%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.29%[6]	0.31%	0.31%	0.31%	0.31%	0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.24%[6]	0.21%	0.13%	0.09%	0.14%	0.17%

Net investment income	0.38%[6]	0.17%	0.02%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$2,732,074	$1,693,932	$346,593	$233,421	$ 12,271	$ 18,664

	Select
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0002	0.0003	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[1]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]

Net increase from investment operations	0.0002	0.0003	0.0001	0.0001	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0002)	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]

Total distributions	(0.0002)	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.04%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.04%[6]	1.06%	1.06%	1.06%	1.06%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.56%[6]	0.34%	0.13%	0.09%	0.14%	0.17%

Net investment income	0.04%[6]	0.04%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$224,984	$241,781	$205,658	$ 92,940	$111,589	$100,792

[1]	Amount is greater than $(0.00005) per share.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights (concluded)	FedFund

	Private Client
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0004	0.0003	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[1]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]

Net increase from investment operations	0.0004	0.0003	0.0001	0.0001	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0004)	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]

Total distributions	(0.0004)	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.04%[5]	0.04%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.04%[6]	1.06%	1.06%	1.06%	1.06%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.53%[6]	0.35%	0.13%	0.09%	0.14%	0.17%

Net investment income	0.07%[6]	0.03%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$ 1,874	$ 1,945	$ 3,777	$ 6,385	$ 7,729	$ 16,948

	Premier
	Year Ended October 31,
	2016[7]	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0003	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]	0.0000 [2]

Net increase from investment operations	0.0003	0.0001	0.0001	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]

Total distributions	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.04%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.80%	0.81%	0.81%	0.81%	0.81%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.36%	0.13%	0.09%	0.14%	0.17%

Net investment income	0.03%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$ 12	$ 143	$ 1,951	$ 479	$ 1,042

[1]	Amount is greater than $(0.00005) per share.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	There were no Premier shares outstanding for the six months ended April 30, 2017.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	71

Financial Highlights	TempCash

	Institutional
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.0000	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0029	0.0027	0.0006	0.0004	0.0010	0.0015
Net realized and unrealized gain	0.0001	0.0002	0.0002	0.0002	0.0000 [1]	0.0001

Net increase from investment operations	0.0030	0.0029	0.0008	0.0006	0.0010	0.0016

Distributions:[2]
From net investment income	(0.0029)	(0.0027)	(0.0006)	(0.0004)	(0.0010)	(0.0015)
From net realized gain	—	(0.0002)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)

Total distributions	(0.0029)	(0.0029)	(0.0008)	(0.0006)	(0.0010)	(0.0016)

Net asset value, end of period	$ 1.0001	$ 1.0000	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.30%[5]	0.29%	0.08%	0.06%	0.10%	0.16%

Ratios to Average Net Assets
Total expenses	0.51%[6]	0.39%	0.35%	0.33%	0.31%	0.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%[6]	0.13%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.67%[6]	0.26%	0.06%	0.05%	0.10%	0.15%

Supplemental Data
Net assets, end of period (000)	$242,744	$ 72,311	$1,142,790	$1,489,543	$2,647,717	$3,622,878

	Dollar
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.0000	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0017	0.0006	0.0001	0.0000 [1]	0.0002	0.0001
Net realized and unrealized gain (loss)	0.0001	0.0002	0.0002	0.0002	0.0000 [1]	0.0001

Net increase from investment operations	0.0018	0.0008	0.0003	0.0002	0.0002	0.0002

Distributions:[2]
From net investment income	(0.0017)	(0.0006)	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)
From net realized gain	—	(0.0002)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)

Total distributions	(0.0017)	(0.0008)	(0.0003)	(0.0002)	(0.0002)	(0.0002)

Net asset value, end of period	$ 1.0001	$ 1.0000	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.18%[5]	0.08%	0.03%	0.02%	0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.78%[6]	0.64%	0.59%	0.58%	0.56%	0.53%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.40%[6]	0.34%	0.23%	0.22%	0.26%	0.32%

Net investment income	0.33%[6]	0.06%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$ 25,468	$ 25,994	$ 83,662	$213,086	$464,691	$551,888

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights	TempFund

	Institutional
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.0002	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0042	0.0036	0.0008	0.0003	0.0008	0.0013
Net realized and unrealized gain	0.0003	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0045	0.0040	0.0009	0.0004	0.0008	0.0014

Distributions:[2]
From net investment income	(0.0042)	(0.0036)	(0.0008)	(0.0003)	(0.0008)	(0.0013)
From net realized gain	—	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0042)	(0.0038)	(0.0009)	(0.0004)	(0.0008)	(0.0014)

Net asset value, end of period	$ 1.0005	$ 1.0002	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.45%[5]	0.41%	0.09%	0.04%	0.08%	0.14%

Ratios to Average Net Assets
Total expenses	0.22%[6]	0.19%	0.19%	0.19%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%[6]	0.18%	0.16%	0.17%	0.18%	0.18%

Net investment income	0.86%[6]	0.35%	0.08%	0.03%	0.08%	0.14%

Supplemental Data
Net assets, end of period (000)	$12,311,774	$8,183,070	$62,215,214	$46,327,088	$42,517,741	$43,032,035

	Dollar
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.0002	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0029	0.0013	0.0002	0.0002	0.0001	0.0001
Net realized and unrealized gain	0.0004	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0033	0.0017	0.0003	0.0003	0.0001	0.0002

Distributions:[2]
From net investment income	(0.0029)	(0.0013)	(0.0002)	(0.0002)	(0.0001)	(0.0001)
From net realized gain	—	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0029)	(0.0015)	(0.0003)	(0.0003)	(0.0001)	(0.0002)

Net asset value, end of period	$ 1.0006	$ 1.0002	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.34%[5]	0.17%	0.03%	0.03%	0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.47%[6]	0.44%	0.44%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.43%[6]	0.42%	0.22%	0.18%	0.25%	0.31%

Net investment income	0.61%[6]	0.13%	0.02%	0.02%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$ 86,544	$ 91,943	$1,511,529	$2,673,968	$2,300,509	$1,941,890

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	73

Financial Highlights (continued)	TempFund

	Cash Management
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.0002	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0017	0.0000 [1]	0.0002	0.0002	0.0001	0.0001
Net realized and unrealized gain	0.0003	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0020	0.0004	0.0003	0.0003	0.0001	0.0002

Distributions:[2]
From net investment income	(0.0017)	(0.0000)[3]	(0.0002)	(0.0002)	(0.0001)	(0.0001)
From net realized gain	—	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0017)	(0.0002)	(0.0003)	(0.0003)	(0.0001)	(0.0002)

Net asset value, end of period	$ 1.0005	$ 1.0002	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.20%[5]	0.04%	0.03%	0.03%	0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.72%[6]	0.68%	0.69%	0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%[6]	0.56%	0.23%	0.18%	0.25%	0.31%

Net investment income	0.34%[6]	0.01%	0.02%	0.02%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$736,656	$831,483	$403,371	$278,181	$231,804	$300,910

	Cash Reserve
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.0002	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0022	0.0004	0.0002	0.0002	0.0001	0.0001
Net realized and unrealized gain	0.0003	0.0002	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0025	0.0006	0.0003	0.0003	0.0001	0.0002

Distributions:[2]
From net investment income	(0.0022)	(0.0002)	(0.0002)	(0.0002)	(0.0001)	(0.0001)
From net realized gain	—	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0022)	(0.0004)	(0.0003)	(0.0003)	(0.0001)	(0.0002)

Net asset value, end of period	$ 1.0005	$ 1.0002	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.25%[5]	0.06%	0.03%	0.03%	0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.62%[6]	0.59%	0.59%	0.59%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.58%[6]	0.51%	0.23%	0.18%	0.24%	0.30%

Net investment income	0.44%[6]	0.01%	0.02%	0.02%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$ 3,192	$ 5,630	$ 16,693	$ 19,977	$ 15,031	$ 13,130

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights (continued)	TempFund

	Administration
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.0002	$ 1.00	$1.00	$ 1.00	$1.00	$1.00

Net investment income	0.0037	0.0026	0.0002	0.0002	0.0002	0.0004
Net realized and unrealized gain	0.0004	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0041	0.0030	0.0003	0.0003	0.0002	0.0005

Distributions:[2]
From net investment income	(0.0037)	(0.0026)	(0.0002)	(0.0002)	(0.0002)	(0.0004)
From net realized gain	—	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0037)	(0.0028)	(0.0003)	(0.0003)	(0.0002)	(0.0005)

Net asset value, end of period	$ 1.0006	$ 1.0002	$1.00	$ 1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.41%[5]	0.31%	0.03%	0.03%	0.02%	0.06%

Ratios to Average Net Assets
Total expenses	0.32%[6]	0.29%	0.29%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%[6]	0.28%	0.23%	0.18%	0.24%	0.27%

Net investment income	0.85%[6]	0.24%	0.02%	0.02%	0.01%	0.05%

Supplemental Data
Net assets, end of period (000)	$107,432	$ 15,197	$2,843,390	$2,542,670	$2,740,631	$2,548,103

	Select
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.0002	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0003	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized and unrealized gain	0.0004	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0007	0.0004	0.0003	0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0003)	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	—	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0003)	(0.0002)	(0.0003)	(0.0001)	(0.0000)	(0.0001)

Net asset value, end of period	$ 1.0006	$ 1.0002	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.07%[5]	0.04%	0.03%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.08%[6]	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.90%[6]	0.51%	0.22%	0.19%	0.26%	0.32%

Net investment income	0.02%[6]	0.00%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$ 54	$ 963	$295,371	$424,555	$514,918	$536,971

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	75

Financial Highlights (concluded)	TempFund

	Private Client
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.0002	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0017	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized and unrealized gain	0.0003	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0020	0.0004	0.0003	0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0017)	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	—	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0017)	(0.0002)	(0.0003)	(0.0001)	(0.0000)	(0.0001)

Net asset value, end of period	$ 1.0005	$ 1.0002	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.20%[5]	0.04%	0.03%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.07%[6]	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%[6]	0.53%	0.23%	0.19%	0.26%	0.32%

Net investment income	0.34%[6]	0.00%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$ 1,374	$ 1,649	$ 9,855	$ 14,738	$ 16,524	$ 19,248

	Premier
	Year Ended October 31,
	2016[7]	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized and unrealized gain	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0004	0.0003	0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0003)	(0.0001)	(0.0000)	(0.0001)

Net asset value, end of period	$ 1.0002	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.79%	0.79%	0.79%	0.79%	0.79%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%	0.24%	0.19%	0.26%	0.31%

Net investment income	0.00%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$ — [8]	$ 13,005	$ 11,127	$ 17,700	$ 18,072

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	There were no Premier shares outstanding for the six months ended April 30, 2017.

[8]	Net assets are less than $1,000.

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights	T-Fund

	Institutional
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0020	0.0017	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[1]	0.0000 [2]	0.0001	0.0001	0.0000 [2]	0.0000 [2]

Net increase from investment operations	0.0020	0.0017	0.0002	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0020)	(0.0017)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0001)	(0.0001)	(0.0000)[1]	(0.0000)[1]

Total distributions	(0.0020)	(0.0017)	(0.0002)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.20%[5]	0.17%	0.02%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.19%[6]	0.20%	0.20%	0.21%	0.21%	0.20%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%[6]	0.17%	0.08%	0.06%	0.11%	0.12%

Net investment income	0.40%[6]	0.18%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$48,256,168	$53,764,049	$19,598,433	$18,501,009	$15,448,264	$17,649,086

	Dollar
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[1]	0.0000 [2]	0.0001	0.0001	0.0000 [2]	0.0000 [2]

Net increase from investment operations	0.0008	0.0001	0.0002	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0008)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0001)	(0.0001)	(0.0000)[1]	(0.0000)[1]

Total distributions	(0.0008)	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.08%[5]	0.02%	0.02%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.44%[6]	0.45%	0.45%	0.46%	0.46%	0.45%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.41%[6]	0.34%	0.08%	0.06%	0.09%	0.12%

Net investment income	0.17%[6]	0.02%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$4,225,105	$3,807,290	$988,153	$755,491	$855,847	$479,912

[1]	Amount is greater than $(0.00005) per share.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	77

Financial Highlights (continued)	T-Fund

	Cash Management
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[1]	0.0000 [2]	0.0001	0.0001	0.0000 [2]	0.0000 [2]

Net increase from investment operations	0.0001	0.0001	0.0002	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0001)	(0.0001)	(0.0000)[1]	(0.0000)[1]

Total distributions	(0.0001)	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.02%	0.02%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.69%[6]	0.70%	0.70%	0.71%	0.71%	0.70%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.52%[6]	0.32%	0.08%	0.06%	0.11%	0.12%

Net investment income	0.02%[6]	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$596,042	$1,133,743	$771,441	$629,757	$1,002,044	$1,454,450

	Cash Reserve
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		Period September 24, 2015[7] to October 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00

Net investment income	0.0003		0.0001		0.0000 [2]
Net realized gain (loss)	(0.0000)[1]		0.0000 [2]		0.0000

Net increase (decrease) from investment operations	0.0003		0.0001		0.0000

Distributions:[3]
From net investment income	(0.0003)		(0.0001)		(0.0000)[1]
From net realized gain	(0.0000)[1]		(0.0000)[1]		—

Total distributions	(0.0003)		(0.0001)		(0.0000)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00

Total Return[4]
Based on net asset value	0.03%[5]		0.02%		0.00%[5]

Ratios to Average Net Assets
Total expenses	0.59%[6]		0.60%		0.56%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.52%[6]		0.35%		0.08%[6]

Net investment income	0.06%[6]		0.02%		0.01%[6]

Supplemental Data
Net assets, end of period (000)	$ 56,186		$ 68,784		$ —[8]

[1]	Amount is greater than $(0.00005) per share.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Commencement of operations.

[8]	Net assets are less than $1,000.

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights (continued)	T-Fund

	Administration
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0015	0.0008	0.0001	0.0001	0.0000 [1]	0.0001
Net realized gain (loss)	(0.0000)[2]	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0015	0.0008	0.0002	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0015)	(0.0008)	(0.0001)	(0.0001)	(0.0000)[2]	(0.0001)
From net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]

Total distributions	(0.0015)	(0.0008)	(0.0002)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.16%[5]	0.08%	0.02%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.29%[6]	0.30%	0.30%	0.00%	0.30%	0.30%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%[6]	0.26%	0.08%	0.00%	0.15%	0.12%

Net investment income	0.35%[6]	0.12%	0.01%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of period (000)	$442,560	$ 75,294	$ 5	$ — [7]	$ — [7]	$ 16,431

	Select
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0000)[2]	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0002	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0000)[2]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0001)	(0.0000)[2]	(0.0000)[2]

Total distributions	(0.0000)	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.02%	0.02%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.04%[6]	1.05%	1.05%	1.06%	1.06%	1.05%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57%[6]	0.31%	0.08%	0.06%	0.11%	0.12%

Net investment income	0.00%[6]	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$ 73,290	$ 83,975	$220,861	$196,531	$214,156	$103,189

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Net assets are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	79

Financial Highlights (concluded)	T-Fund

	Premier
	Year Ended October 31,
	2016[1]	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	0.0000 [2]	0.0001	0.0001	0.0000 [2]	0.0000 [2]

Net increase from investment operations	0.0001	0.0002	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[4]	(0.0001)	(0.0001)	(0.0000)[4]	(0.0000)[4]

Total distributions	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[5]
Based on net asset value	0.02%	0.02%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.80%	0.83%	0.80%	0.81%	0.80%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.31%	0.08%	0.06%	0.09%	0.13%

Net investment income	0.01%	0.01%	0.00%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$— [6]	$— [6]	$1	$51,805	$13

[1]	There were no Premier shares outstanding for the six months ended April 30, 2017.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Net assets are less than $1,000.

See Notes to Financial Statements.

80	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights	Treasury Trust Fund

	Institutional
	Six Months Ended April 30, 2017 (Unaudited)
		Year Ended October 31,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0019	0.0013	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0019	0.0013	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0019)	(0.0013)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions:	(0.0019)	(0.0013)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of period	$ 1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.19%[5]	0.13%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.20%[6]	0.21%	0.21%	0.21%	0.22%	0.23%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%[6]	0.17%	0.05%	0.05%	0.07%	0.07%

Net investment income	0.38%[6]	0.14%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$20,793,445	$20,911,540	$13,517,000	$10,367,067	$7,021,176	$4,901,611

	Dollar
	Six Months Ended April 30, 2017 (Unaudited)
		Year Ended October 31,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0007	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0007	0.0002	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0007)	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0007)	(0.0002)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.07%[5]	0.02%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.45%[6]	0.46%	0.46%	0.46%	0.47%	0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.41%[6]	0.28%	0.05%	0.04%	0.08%	0.08%

Net investment income	0.14%[6]	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$515,816	$420,095	$428,958	$439,496	$191,695	$198,062

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	81

Financial Highlights (continued)	Treasury Trust Fund

	Cash Management
	Six Months Ended April 30, 2017 (Unaudited)
		Year Ended October 31,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0001	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0002	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0002)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.70%[6]	0.71%	0.71%	0.71%	0.72%	0.73%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57%[6]	0.29%	0.05%	0.05%	0.08%	0.07%

Net investment income	0.02%[6]	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$ 36,532	$ 16,561	$ 8,528	$ 14,777	$ 12,942	$ 15,122

	Cash Reserve
	Six Months Ended April 30, 2017 (Unaudited)	Period December 16, 2015[7] to October 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00

Net investment income	0.0002	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.01%[5]

Ratios to Average Net Assets
Total expenses	0.60%[6]	0.61%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.48%[6]	0.29%[6]

Net investment income	0.04%[6]	0.01%[6]

Supplemental Data
Net assets, end of period (000)	$ 1,666	$ 3,635

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Commencement of operations.

See Notes to Financial Statements.

82	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights (concluded)	Treasury Trust Fund

	Administration
	Six Months Ended April 30, 2017 (Unaudited)
		Year Ended October 31,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0014	0.0005	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0014	0.0005	0.0000 [1]	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0014)	(0.0005)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0014)	(0.0005)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of period	$ 1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.14%[5]	0.05%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.30%[6]	0.31%	0.31%	0.31%	0.32%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%[6]	0.24%	0.05%	0.05%	0.08%	0.07%

Net investment income	0.28%[6]	0.04%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$606,845	$476,145	$573,959	$335,524	$108,091	$128,154

	Select
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period September 28, 2015[7] to October 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0000 [1]	0.0002	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0002	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0000)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.02%	0.00%[5]

Ratios to Average Net Assets
Total expenses	1.05%[6]	1.06%	1.09%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.54%[6]	0.31%	0.06%[6]

Net investment income	0.00%[6]	0.01%	0.00%[6]

Supplemental Data
Net assets, end of period (000)	$97,077	$ 79,910	$ 8,058

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	83

Financial Highlights	MuniCash

	Institutional
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.0001	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0026	0.0019	0.0001	0.0001	0.0004	0.0009
Net realized and unrealized gain	0.0001	0.0013	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0027	0.0032	0.0001	0.0001	0.0004	0.0009

Distributions:[2]
From net investment income	(0.0026)	(0.0019)	(0.0001)	(0.0001)	(0.0004)	(0.0009)
From net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From return of capital	—	(0.0012)	—	—	—	—

Total distributions	(0.0026)	(0.0031)	(0.0001)	(0.0001)	(0.0004)	(0.0009)

Net asset value, end of period	$ 1.0002	$ 1.0001	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.27%[5]	0.33%	0.02%	0.01%	0.04%	0.09%

Ratios to Average Net Assets
Total expenses	0.33%[6]	0.38%[7]	0.49%	0.45%	0.42%	0.40%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.19%[6]	0.18%	0.13%	0.16%	0.19%	0.20%

Net investment income	0.53%[6]	0.25%	0.01%	0.01%	0.04%	0.09%

Supplemental Data
Net assets, end of period (000)	$3,006,189	$2,139,820	$145,329	$144,892	$189,271	$233,569

	Dollar
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.0001	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0013	0.0006	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized and unrealized gain	0.0001	0.0013	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0014	0.0019	0.0001	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0013)	(0.0006)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From return of capital	—	(0.0012)	—	—	—	—

Total distributions	(0.0013)	(0.0018)	(0.0001)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of period	$ 1.0002	$ 1.0001	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.14%[5]	0.19%	0.02%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.59%[6]	0.63%[7]	0.74%	0.69%	0.66%	0.65%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.44%[6]	0.30%	0.13%	0.17%	0.23%	0.29%

Net investment income	0.27%[6]	0.05%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$ 1,254	$ 1,802	$ 2,045	$ 3,513	$ 41,042	$ 50,060

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for Institutional and Dollar classes would have been 0.38% and 0.63%, respectively.

See Notes to Financial Statements.

84	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights	MuniFund

	Institutional
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0026	0.0019	0.0002	0.0002	0.0002	0.0004
Net realized gain	0.0002	0.0001	0.0001	0.0002	0.0001	0.0000 [1]

Net increase from investment operations	0.0028	0.0020	0.0003	0.0004	0.0003	0.0004

Distributions:[2]
From net investment income	(0.0026)	(0.0019)	(0.0002)	(0.0002)	(0.0002)	(0.0004)
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]

Total distributions	(0.0028)	(0.0020)	(0.0003)	(0.0004)	(0.0003)	(0.0004)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.28%[5]	0.20%	0.03%	0.04%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.47%[6]	0.37%	0.36%	0.36%	0.35%	0.34%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%[6]	0.11%	0.06%	0.08%	0.15%	0.19%

Net investment income	0.53%[6]	0.10%	0.02%	0.02%	0.02%	0.04%

Supplemental Data
Net assets, end of period (000)	$192,099	$141,458	$1,369,069	$1,219,566	$1,159,440	$1,212,494

	Dollar
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0014	0.0006	0.0002	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0002	0.0001	0.0001	0.0002	0.0001	0.0000 [1]

Net increase from investment operations	0.0016	0.0007	0.0003	0.0004	0.0002	0.0000

Distributions:[2]
From net investment income	(0.0014)	(0.0006)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]

Total distributions	(0.0016)	(0.0007)	(0.0003)	(0.0004)	(0.0002)	(0.0000)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.15%[5]	0.07%	0.03%	0.04%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	0.72%[6]	0.63%	0.61%	0.61%	0.60%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%[6]	0.22%	0.06%	0.08%	0.15%	0.23%

Net investment income	0.29%[6]	0.03%	0.02%	0.02%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$ 8,291	$ 5,724	$ 41,554	$ 49,420	$ 58,832	$ 64,251

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	85

Financial Highlights (continued)	MuniFund

	Cash Management
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0003	0.0001	0.0002	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0002	0.0001	0.0001	0.0002	0.0001	0.0000 [1]

Net increase from investment operations	0.0005	0.0002	0.0003	0.0004	0.0002	0.0000

Distributions:[2]
From net investment income	(0.0003)	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]

Total distributions	(0.0005)	(0.0002)	(0.0003)	(0.0004)	(0.0002)	(0.0000)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.04%[5]	0.02%	0.03%	0.04%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	0.97%[6]	0.87%	0.86%	0.86%	0.86%	0.84%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%[6]	0.26%	0.06%	0.08%	0.11%	0.23%

Net investment income	0.04%[6]	0.01%	0.02%	0.02%	0.02%	0.00%

Supplemental Data
Net assets, end of period (000)	$ 42	$ 63	$ 2,261	$ 8,693	$ 18,390	$ 1,287

	Administration
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0021	0.0013	0.0002	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0002	0.0001	0.0001	0.0002	0.0001	0.0000 [1]

Net increase from investment operations	0.0023	0.0014	0.0003	0.0004	0.0002	0.0000

Distributions:[2]
From net investment income	(0.0021)	(0.0013)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]

Total distributions	(0.0023)	(0.0014)	(0.0003)	(0.0004)	(0.0002)	(0.0000)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.23%[5]	0.14%	0.03%	0.04%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	0.57%[6]	0.46%	0.46%	0.46%	0.45%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%[6]	0.15%	0.06%	0.08%	0.16%	0.22%

Net investment income	0.43%[6]	0.05%	0.02%	0.02%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$ 23,096	$ 21,554	$325,641	$315,869	$288,779	$306,763

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

86	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights (continued)	MuniFund

	Select
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0000 [1]	0.0001	0.0002	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0002	0.0001	0.0001	0.0002	0.0001	0.0000 [1]

Net increase from investment operations	0.0002	0.0002	0.0003	0.0004	0.0002	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0003)	(0.0004)	(0.0002)	(0.0000)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.02%	0.03%	0.04%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	1.32%[6]	1.22%	1.21%	1.21%	1.20%	1.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.73%[6]	0.24%	0.06%	0.08%	0.15%	0.23%

Net investment income	0.00%[6]	0.01%	0.02%	0.02%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$ 6,070	$ 3,863	$ 22,769	$ 17,580	$ 16,299	$ 15,107

	Private Client
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0003	0.0002	0.0002	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0002	0.0001	0.0001	0.0002	0.0001	0.0000 [1]

Net increase from investment operations	0.0005	0.0003	0.0003	0.0004	0.0002	0.0000

Distributions:[2]
From net investment income	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]

Total distributions	(0.0005)	(0.0003)	(0.0003)	(0.0004)	(0.0002)	(0.0000)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.05%[5]	0.03%	0.03%	0.04%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	1.32%[6]	1.22%	1.21%	1.21%	1.20%	1.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.66%[6]	0.25%	0.06%	0.08%	0.15%	0.23%

Net investment income	0.06%[6]	0.02%	0.02%	0.02%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$ 334	$ 350	$ 1,649	$ 1,817	$ 1,787	$ 1,998

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	87

Financial Highlights (concluded)	MuniFund

	Premier
	Year Ended October 31,
	2016[1]	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0002	0.0001	0.0000 [2]
Net realized gain	0.0001	0.0001	0.0002	0.0001	0.0000 [2]

Net increase from investment operations	0.0003	0.0003	0.0004	0.0002	0.0000

Distributions:[3]
From net investment income	(0.0002)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[4]
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[4]

Total distributions	(0.0003)	(0.0003)	(0.0004)	(0.0002)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[5]
Based on net asset value	0.03%	0.03%	0.04%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	0.97%	0.95%	0.96%	0.95%	0.94%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.25%	0.06%	0.08%	0.15%	0.22%

Net investment income	0.02%	0.02%	0.02%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$— [6]	$1	$822	$1,040	$687

[1]	There were no Premier shares outstanding for the six months ended April 30, 2017.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Net assets are less than $1,000.

See Notes to Financial Statements.

88	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights	California Money Fund

	Institutional
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0024	0.0019	0.0001	0.0001	0.0001	0.0002
Net realized gain (loss)	0.0011	0.0000 [1]	(0.0000)[2]	0.0001	—	—

Net increase from investment operations	0.0035	0.0019	0.0001	0.0002	0.0001	0.0002

Distributions:[3]
From net investment income	(0.0024)	(0.0019)	(0.0001)	(0.0001)	(0.0001)	(0.0002)
From net realized gain	(0.0011)	—	—	(0.0001)	—	—

Total distributions	(0.0035)	(0.0019)	(0.0001)	(0.0002)	(0.0001)	(0.0002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.34%[5]	0.19%	0.01%	0.02%	0.01%	0.02%

Ratios to Average Net Assets
Total expenses	0.66%[6]	0.47%	0.47%	0.46%	0.45%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%[6]	0.12%	0.05%	0.08%	0.13%	0.18%

Net investment income	0.46%[6]	0.12%	0.01%	0.01%	0.01%	0.02%

Supplemental Data
Net assets, end of period (000)	$30,135	$41,192	$227,884	$122,721	$136,074	$162,188

	Dollar
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0004	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	0.0011	0.0000 [1]	(0.0000)[2]	0.0001	—	—

Net increase from investment operations	0.0011	0.0004	0.0001	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0000)[2]	(0.0004)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0011)	—	—	(0.0001)	—	—

Total distributions	(0.0011)	(0.0004)	(0.0001)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.11%[5]	0.04%	0.01%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.91%[6]	0.73%	0.72%	0.71%	0.69%	0.68%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%[6]	0.06%	0.05%	0.08%	0.14%	0.19%

Net investment income	0.21%[6]	0.00%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$— [7]	$— [7]	$2,182	$1,101	$4,800	$15,876

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Net assets are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	89

Financial Highlights (continued)	California Money Fund

	Administration
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0011	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	0.0011	0.0000 [1]	(0.0000)[2]	0.0001	—	—

Net increase from investment operations	0.0011	0.0011	0.0001	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0000)[2]	(0.0011)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0011)	—	—	(0.0001)	—	—

Total distributions	(0.0011)	(0.0011)	(0.0001)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.11%[5]	0.11%	0.01%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.76%[6]	0.55%	0.57%	0.56%	0.55%	0.53%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%[6]	0.17%	0.05%	0.08%	0.13%	0.19%

Net investment income	0.36%[6]	0.05%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$— [7]	$— [7]	$1,696	$1,253	$2,313	$1,191

	Select
	Six Months
	Ended
	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	0.0011	0.0000 [1]	(0.0000)[2]	0.0001	—	—

Net increase from investment operations	0.0011	0.0000	0.0001	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0011)	—	—	(0.0001)	—	—

Total distributions	(0.0011)	(0.0000)	(0.0001)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.11%[5]	0.00%	0.01%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.51%[6]	1.39%	1.32%	1.32%	1.29%	1.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.65%[6]	0.36%	0.05%	0.08%	0.13%	0.19%

Net investment income	0.00%[6]	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$2,992	$7,906	$7,313	$10,228	$6,385	$7,600

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Net assets are less than $1,000.

See Notes to Financial Statements.

90	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights (concluded)	California Money Fund

	Private Client
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	0.0011	0.0000 [1]	(0.0000)[2]	0.0001	—	—

Net increase from investment operations	0.0013	0.0001	0.0001	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0011)	—	—	(0.0001)	—	—

Total distributions	(0.0013)	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.13%[5]	0.01%	0.01%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.51%[6]	1.39%	1.32%	1.32%	1.30%	1.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.63%[6]	0.31%	0.05%	0.08%	0.13%	0.19%

Net investment income	0.04%[6]	0.02%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$ 4,077	$ 4,077	$ 4,096	$ 4,280	$ 4,949	$ 4,601

	Premier
	Year Ended October 31,
	2016[7]	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	0.0001	—	—

Net increase from investment operations	0.0001	0.0001	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	—	(0.0001)	—	—

Total distributions	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%	1.06%	1.05%	1.05%	1.03%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.32%	0.05%	0.08%	0.14%	0.19%

Net investment income	0.00%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	— [8]	— [8]	$ 17	$ 17	$ 1,786

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	There were no Premier shares outstanding for the six months ended April 30, 2017.

[8]	Net assets are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	91

Financial Highlights	New York Money Fund

	Institutional
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0025	0.0019	0.0001	0.0001	0.0001	0.0002
Net realized gain	0.0013	0.0015	0.0000 [1]	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0038	0.0034	0.0001	0.0001	0.0001	0.0002

Distributions:[2]
From net investment income	(0.0025)	(0.0019)	(0.0001)	(0.0001)	(0.0001)	(0.0002)
From net realized gain	(0.0013)	(0.0003)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]
From return of capital	—	(0.0012)	—	—	—	—

Total distributions	(0.0038)	(0.0034)	(0.0001)	(0.0001)	(0.0001)	(0.0002)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.37%[5]	0.34%	0.01%	0.01%	0.02%	0.03%

Ratios to Average Net Assets
Total expenses	1.08%[6]	0.58%	0.49%	0.48%	0.46%	0.45%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%[6]	0.14%	0.09%	0.09%	0.14%	0.18%

Net investment income	0.49%[6]	0.10%	0.01%	0.01%	0.01%	0.02%

Supplemental Data
Net assets, end of period (000)	$17,443	$17,838	$92,999	$118,278	$94,547	$106,194

	Cash Management
	Year Ended October 31,
	2016[7]	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0015	0.0000 [1]	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0015	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0015)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]

Total distributions	(0.0015)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.16%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.07%	0.99%	0.98%	0.96%	0.95%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%	0.09%	0.09%	0.14%	0.21%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$ — [8]	$ 9,335	$ 20,752	$ 21,079	$ 5,324

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	There were no Cash Management shares outstanding for the six months ended April 30, 2017.

[8]	Net assets are less than $1,000.

See Notes to Financial Statements.

92	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Financial Highlights (continued)	New York Money Fund

	Administration
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0000 [1]	0.0011	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0013	0.0015	0.0000 [1]	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0013	0.0026	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0011)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0013)	(0.0015)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]

Total distributions	(0.0013)	(0.0026)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.13%[5]	0.26%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.18%[6]	0.68%	0.60%	0.58%	0.56%	0.55%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%[6]	0.15%	0.09%	0.09%	0.14%	0.19%

Net investment income	0.39%[6]	0.03%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$ — [7]	$ — [7]	$ 7,396	$ 5,417	$ 7,233	$ 3,315

	Select
	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0013	0.0015	0.0000 [1]	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0013	0.0015	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0013)	(0.0003)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]
From return of capital	—	(0.0012)	—	—	—	—

Total distributions	(0.0013)	(0.0015)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.13%[5]	0.16%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	2.01%[6]	1.43%	1.34%	1.33%	1.31%	1.30%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%[6]	0.31%	0.09%	0.09%	0.15%	0.20%

Net investment income	0.02%[6]	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$ 129	$ 569	$ 3,911	$ 7,493	$ 9,473	$ 11,812

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Net assets are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	93

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0003	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0013	0.0015	0.0000 [1]	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0016	0.0016	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0013)	(0.0003)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]
From return of capital	—	(0.0012)	—	—	—	—

Total distributions	(0.0016)	(0.0016)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.15%[5]	0.17%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.95%[6]	1.43%	1.34%	1.34%	1.31%	1.30%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.64%[6]	0.31%	0.09%	0.08%	0.16%	0.20%

Net investment income	0.06%[6]	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$ 330	$ 410	$ 692	$ 1,827	$ 266	$ 506

	Premier
	Year Ended October 31,
	2016[7]	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0015	0.0000 [1]	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0016	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0015)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]

Total distributions	(0.0016)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]
Based on net asset value	0.16%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.18%	1.07%	1.08%	1.06%	1.05%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.31%	0.09%	0.09%	0.16%	0.20%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$ — [8]	$ — [8]	$ 391	$ 232	$ 438

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	There were no Premier shares outstanding for the six months ended April 30, 2017.

[8]	Net assets are less than $1,000.

See Notes to Financial Statements.

94	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Notes to Financial Statements

1. Organization:

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following are referred to collectively as the “Funds” or individually, a “Fund”:

Fund Name	Diversification Classification
Federal Trust Fund	Diversified
FedFund	Diversified
TempCash	Diversified
TempFund	Diversified
T-Fund	Diversified
Treasury Trust Fund	Diversified
MuniCash	Diversified
MuniFund	Diversified
California Money Fund	Non-Diversified[1]
New York Money Fund	Non-Diversified[1]

[1]	California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act.

Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Capital Shares (formerly known as Premier Choice Shares). TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. For the period ended April 30, 2017, no Plus Shares, Cash Plus Shares or Capital Shares were outstanding. Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operate as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

California Money Fund, MuniFund and New York Money Fund each operate as a “retail money market fund” under Rule 2a-7 under the 1940 Act. With respect to each of California Money Fund, MuniFund and New York Money Fund, the Board of Trustees of the Trust (the “Board”) is permitted to impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions from the Fund for up to 10 business days in a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.

TempCash, TempFund and MuniCash each price and transact in their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day such Fund accepts purchase orders and redemption requests. Prior to the Funds’ adoption of the floating NAV, their portfolio holdings were valued at amortized cost.

With respect to each of TempCash, TempFund and MuniCash, the Board is permitted to impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions from the Fund for up to 10 business days in a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.

Effective February 28, 2017, TempCash may invest in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Between October 1, 2015 and February 28, 2017, TempCash operated under an investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Reorganizations:

The Board and shareholders of MuniCash, the Board and shareholders of FFI Institutional Tax-Exempt Fund, and the Board of Master Institutional Tax-Exempt Portfolio, approved the reorganization of FFI Institutional Tax-Exempt Fund into MuniCash. As a result, MuniCash acquired substantially all of the assets and assumed substantially all of the liabilities of FFI Institutional Tax-Exempt Fund in exchange for an equal aggregate value of MuniCash shares. The reorganization was preceded by an in-kind liquidation of Master Institutional Tax-Exempt Portfolio into FFI Institutional Tax-Exempt Fund.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	95

Notes to Financial Statements (continued)

Each Shareholder of FFI Institutional Tax-Exempt Fund received shares of MuniCash in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s FFI Institutional Tax-Exempt shares, as determined at the close of business on January 22, 2016.

The reorganization was accomplished by a tax-free exchange of shares of MuniCash in the following amounts and at the following conversion ratios:

FFI Institutional Tax-Exempt Fund’s Share Class	FFI Institutional Tax-Exempt Fund’s Shares Prior to Reorganization	Conversion Ratio	MuniCash’s Share Class	Shares of MuniCash
Institutional	973,844,721	1.00	Institutional	973,844,721

FFI Institutional Tax-Exempt Fund’s net assets and composition of net assets on January 22, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
FFI Institutional Tax-Exempt Fund	$975,867,477	$975,867,477	—	—	—

For financial reporting purposes, assets received and shares issued by MuniCash were recorded at fair value; however, the cost basis of the investments received from Master Institutional Tax-Exempt Portfolio was carried forward to align ongoing reporting of MuniCash’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of MuniCash immediately after the acquisition amounted to $1,606,383,609. Master Institutional Tax-Exempt Portfolio’s fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
Master Institutional Tax-Exempt Portfolio	$972,843,985	$972,843,985

The purpose of the transaction was to combine three funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on January 25, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting year of MuniCash, the pro forma results of operations for the year ended October 31, 2016, are as follows:

• Net investment income: $3,107,636

• Net realized and change in unrealized gain on investments: $48,846

• Net increase in net assets resulting from operations: $3,156,482

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of FFI Institutional Tax-Exempt Fund and Master Institutional Tax-Exempt Portfolio that have been included in MuniCash’s Statement of Operations since January 22, 2016.

Reorganization costs incurred by MuniCash in connection with the reorganization were expensed by MuniCash. During the year ended October 31, 2016, the Manager reimbursed MuniCash $131,802 in reorganization costs.

BofA Global Capital Management, Inc. (BofA) reached an agreement to transfer its investment management responsibilities to the Manager and its affiliates. In connection with this transaction, the Manager reorganized (the “Reorganizations”) certain series of the BofA Funds Series Trust into certain funds managed by the Manager, as discussed below:

The Board and shareholders of Federal Trust Fund and the Board and shareholders of BofA Government Reserves approved the reorganization of BofA Government Reserves into Federal Trust Fund. As a result, Federal Trust Fund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Government Reserves in exchange for an equal aggregate value of Federal Trust Fund shares.

Each Shareholder of BofA Government Reserves received shares of Federal Trust Fund in an amount equal to the aggregate NAV of such shareholder’s BofA Government Reserves shares, as determined at the close of business on April 15, 2016.

96	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Notes to Financial Statements (continued)

The reorganization was accomplished by a tax-free exchange of shares of Federal Trust Fund in the following amounts and at the following conversion ratios:

BofA Government Reserves’ Share Class	BofA Government Reserves’ Shares Prior to Reorganization	Conversion Ratio	Federal Trust Fund’s Share Class	Shares of Federal Trust Fund
Capital	2,492,360,838	1.00	Institutional	2,492,360,838
Institutional Capital	33,058,382	1.00	Institutional	33,058,382
Institutional	76,010,004	1.00	Institutional	76,010,004
Trust	843,373,241	1.00	Institutional	843,373,241
Liquidity	22,113,378	1.00	Administration	22,113,378
Adviser	238,870,923	1.00	Dollar	238,870,923
Investor	1,241,087	1.00	Dollar	1,241,087
Investor II	697,139	1.00	Cash Reserve	697,139
Daily	49,348,361	1.00	Cash Management	49,348,361

BofA Government Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
BofA Government Reserves	$3,757,081,536	$3,757,081,536	—	—	—

For financial reporting purposes, assets received and shares issued by Federal Trust Fund were recorded at fair value; however, the cost basis of the investments received from Federal Trust Fund was carried forward to align ongoing reporting of Federal Trust Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of Federal Trust Fund immediately after the acquisition amounted to $4,070,767,577. BofA Government Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Government Reserves	$3,062,006,646	$3,062,006,646

The purpose of the transaction was to combine two funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting year of Federal Trust Fund, the pro forma results of operations for the year ended October 31, 2016, are as follows:

• Net investment income: $4,979,626

• Net realized and change in unrealized gain on investments: $170,735

• Net increase in net assets resulting from operations: $5,150,361

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Government Reserves that have been included in Federal Trust Fund’s Statement of Operations since April 15, 2016.

The Board and shareholders of FedFund and the Board and shareholders of BofA Government Plus Reserves approved the reorganization of BofA Government Plus Reserves into FedFund. As a result, FedFund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Government Plus Reserves in exchange for an equal aggregate value of FedFund shares.

Each Shareholder of BofA Government Plus Reserves received shares of FedFund in an amount equal to the aggregate NAV of such shareholder’s BofA Government Plus Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of FedFund in the following amounts and at the following conversion ratios:

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	97

Notes to Financial Statements (continued)

BofA Government Plus Reserves’ Share Class	BofA Government Plus Reserves’ Shares Prior to Reorganization	Conversion Ratio	FedFund’s Share Class	Shares of FedFund
Capital	1,700,717,861	1.00	Institutional	1,700,717,861
Institutional Capital	815,152	1.00	Institutional	815,152
Institutional	5,100,324	1.00	Institutional	5,100,324
Trust	34,702,920	1.00	Institutional	34,702,920
Liquidity	11,327	1.00	Administration	11,327
Adviser	2,639,203	1.00	Dollar	2,639,203
Investor	21,312,408	1.00	Dollar	21,312,408
Investor II	5,773,677	1.00	Cash Reserve	5,773,677
Daily	218,482	1.00	Cash Management	218,482

BofA Government Plus Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
BofA Government Plus Reserves	$1,771,307,438	$1,771,307,438	—	—	—

For financial reporting purposes, assets received and shares issued by FedFund were recorded at fair value: however, the cost basis of the investments received from BofA Government Plus Reserves was carried forward to align ongoing reporting of FedFund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of FedFund immediately after the acquisition amounted to $15,267,743,671. BofA Government Plus Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Government Plus Reserves	$1,408,220,303	$1,408,220,303

The purpose of the transaction was to combine two funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting year of FedFund, the pro forma results of operations for the year ended October 31, 2016, are as follows:

• Net investment income: $68,499,989

• Net realized and change in unrealized gain on investments: $872,670

• Net increase in net assets resulting from operations: $69,372,659

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Government Plus Reserves that have been included in FedFund’s Statement of Operations since April 15, 2016.

The Board and shareholders of TempFund and the Board and shareholders of BofA Cash Reserves and BofA Money Market Reserves approved the reorganization of BofA Cash Reserves and BofA Money Market Reserves into TempFund. As a result, TempFund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Cash Reserves and BofA Money Market Reserves in exchange for an equal aggregate value of TempFund shares.

Each Shareholder of BofA Cash Reserves and BofA Money Market Reserves received shares of TempFund in an amount equal to the aggregate NAV of such shareholder’s BofA Cash Reserves and BofA Money Market Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of TempFund in the following amounts and at the following conversion ratios:

98	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Notes to Financial Statements (continued)

Fund	Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	TempFund’s Share Class	Shares of TempFund
BofA Cash Reserves	Capital	5,233,416,674	1.00	Institutional	5,233,416,674
BofA Cash Reserves	Institutional Capital	50,866,374	1.00	Institutional	50,866,374
BofA Cash Reserves	Institutional	144,124,349	1.00	Institutional	144,124,349
BofA Cash Reserves	Trust	631,050,581	1.00	Institutional	631,050,581
BofA Cash Reserves	Liquidity	20,791,582	1.00	Administration	20,791,582
BofA Cash Reserves	Adviser	1,082,806,080	1.00	Dollar	1,082,806,080
BofA Cash Reserves	Investor	3,197,910	1.00	Dollar	3,197,910
BofA Cash Reserves	Marsico	10,003	1.00	Dollar	10,003
BofA Cash Reserves	Investor II	5,207,912	1.00	Cash Reserve	5,207,912
BofA Cash Reserves	Daily	459,097,449	1.00	Cash Management	459,097,449
BofA Money Market Reserves	Capital	14,413,178,009	1.00	Institutional	14,413,178,009
BofA Money Market Reserves	Institutional Capital	689,942,813	1.00	Institutional	689,942,813
BofA Money Market Reserves	Institutional	289,940,077	1.00	Institutional	289,940,077
BofA Money Market Reserves	Trust	250,460,764	1.00	Institutional	250,460,764
BofA Money Market Reserves	Liquidity	5,535,183	1.00	Administration	5,535,183
BofA Money Market Reserves	Adviser	310,015,551	1.00	Dollar	310,015,551

BofA Cash Reserves and BofA Money Market Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Loss	Net Unrealized Appreciation
BofA Cash Reserves	$7,630,748,025	$7,630,936,384	—	$(188,359)	—
BofA Money Market Reserves	$15,959,115,200	$15,959,115,200	—	—	—

For financial reporting purposes, assets received and shares issued by TempFund were recorded at fair value; however, the cost basis of the investments received from BofA Cash Reserves and BofA Money Market Reserves were carried forward to align ongoing reporting of TempFund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of TempFund immediately after the acquisition amounted to $79,065,952,628. BofA Cash Reserves and BofA Money Market Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Cash Reserves	$6,599,290,161	$6,599,290,161
BofA Money Market Reserves	$14,081,447,742	$14,081,447,742

The purpose of these transactions was to combine three funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting year of TempFund, the pro forma results of operations for the year ended October 31, 2016, are as follows:

•	Net investment income: $235,496,383

•	Net realized and change in unrealized gain on investments: $3,421,521

•	Net increase in net assets resulting from operations: $238,917,904

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Cash Reserves and BofA Money Market Reserves that have been included in TempFund’s Statement of Operations since April 15, 2016.

The Board and shareholders of T-Fund and the Board and shareholders of BofA Treasury Reserves approved the reorganization of BofA Treasury Reserves into T-Fund. As a result, T-Fund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Treasury Reserves in exchange for an equal aggregate value of T-Fund shares.

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Notes to Financial Statements (continued)

Each Shareholder of BofA Treasury Reserves received shares of T-Fund in an amount equal to the aggregate NAV of such shareholder’s BofA Treasury Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of T-Fund in the following amounts and at the following conversion ratios:

BofA Treasury Reserves’ Share Class	BofA Treasury Reserves’ Shares Prior to Reorganization	Conversion Ratio	T-Fund’s Share Class	Shares of T-Fund
Capital	4,871,525,139	1.00	Institutional	4,871,525,139
Institutional Capital	355,867,754	1.00	Institutional	355,867,754
Institutional Class	214,682,063	1.00	Institutional	214,682,063
Trust	638,500,984	1.00	Institutional	638,500,984
Liquidity	26,084,388	1.00	Administration	26,084,388
Adviser	3,493,590,243	1.00	Dollar	3,493,590,243
Investor	6,889,229	1.00	Dollar	6,889,229
Investor II	66,628,684	1.00	Cash Reserve	66,628,684
Daily	168,559,475	1.00	Cash Management	168,559,475

BofA Treasury Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
BofA Treasury Reserves	$9,842,382,711	$9,842,382,711	—	—	—

For financial reporting purposes, assets received and shares issued by T-Fund were recorded at fair value; however, the cost basis of the investments received from BofA Treasury Reserves was carried forward to align ongoing reporting of T-Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of T-Fund immediately after the acquisition amounted to $31,400,843,204. BofA Treasury Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Treasury Reserves	$8,926,722,556	$8,926,722,556

The purpose of these transactions was to combine two funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting year of T-Fund, the pro forma results of operations for the year ended October 31, 2016, are as follows:

•	Net investment income: $55,467,363

•	Net realized and change in unrealized gain on investments: $1,657,272

•	Net increase in net assets resulting from operations: $57,124,635

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Treasury Reserves that has been included in T-Fund’s Statement of Operations since April 15, 2016.

The Manager and BofA and/or their respective affiliates have agreed to pay all of the expenses incurred in connection with the Reorganizations. During the period ended April 30, 2016, the Manager incurred $1,843,027 in connection with the Reorganizations.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net

100	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Notes to Financial Statements (continued)

assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that a Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by each Fund for the benefit of the remaining shareholders.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies (TempCash, TempFund and MuniCash): The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of 3:00 p.m. (Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund and MuniCash assets and liabilities:

•

Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Investment Valuation Policies (Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, California Money Fund, MuniFund and New York Money Fund): U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

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Notes to Financial Statements (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties. Typically, a Fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Fund, respectively. Certain Funds, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, FedFund, TempCash, TempFund and T-Fund invested in repurchase agreements through joint trading accounts.

In the event the counterparty defaults and the fair value of the collateral declines, a Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Trust’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee, which is determined by calculating a percentage of each Fund’s average daily net assets, based on the following annual rates:

102	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Notes to Financial Statements (continued)

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion[1]	.175% of the first $1 Billion[2]
.150% of the next $1 Billion[1]	.150% of the next $1 Billion[2]
.125% of the next $1 Billion[1]	.125% of the next $1 Billion[2]
.100% of the next $1 Billion[1]	.100% of amounts in excess of $3 Billion[2]
.095% of the next $1 Billion[1]
.090% of the next $1 Billion[1]
.085% of the next $1 Billion[1]
.080% of amounts in excess of $7 Billion[1]

[1]	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

[2]	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion
TempFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion
California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

[1]	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier shareholders.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	103

Notes to Financial Statements (continued)

For the period ended April 30, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Service and Distribution Fees
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$206,601	$69,209	$956	$ 22,350	—	—	—	$299,116
FedFund	$2,864,041	$373,718	$1,272,621	$1,085,854	$1,115,690	$8,240	$15	$6,720,179
TempCash	$31,855	—	—	—	—	—	—	$31,855
TempFund	$98,536	$1,996,783	$7,087	$ 15,605	$1,671	$6,281	—	$2,125,963
T-Fund	$5,163,785	$2,229,585	$111,557	$ 165,349	$341,687	—	—	$8,011,963
Treasury Trust Fund	$632,675	$58,161	$3,014	$ 251,680	$430,350	—	—	$1,375,880
MuniCash	$1,849	—	—	—	—	—	—	$1,849
MuniFund	$8,619	$155	—	$ 12,010	$23,337	$1,444	—	$45,565
California Money Fund	—	—	—	—	$26,624	$17,182	—	$43,806
New York Money Fund	—	—	—	—	$1,268	$1,455	—	$2,723

Expense Limitations, Waivers and Reimbursements: The Manager has contractually agreed to waive fees and/or reimburse operating expenses in order to keep combined management fees and miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business) from exceeding 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2019, unless approved by the Board of Trustees, including a majority of the independent Trustees, or by a vote of a majority of the outstanding voting securities of such fund. These amounts are reported in the Statements of Operations as fees waived by the Manager.

In addition, BRIL has contractually agreed to waive service and/or distribution fees until March 1, 2018 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period.

The Manager and BRIL voluntarily agreed to waive a portion of their respective management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.

Class specific expense waivers and/or reimbursements are as follows:

Service and Distribution Fees Waived
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$5,696	$17,462	$119	—	—	—	—	$23,277
FedFund	$17,057	$67,603	$52,371	—	$561,301	$4,432	$7	$702,771
TempCash	$178	—	—	—	—	—	—	$178
TempFund	—	—	—	—	$253	$2,586	—	$2,839
T-Fund	$99,812	$642,003	$14,232	—	$178,325	—	—	$934,372
Treasury Trust Fund	$18,585	$11,645	$663	—	$241,880	—	—	$272,773
MuniCash	—	—	—	—	—	—	—	—
MuniFund	—	$8	—	—	$8,760	$663	—	$9,431
California Money Fund	—	—	—	—	$12,425	$8,436	—	$20,861
New York Money Fund	—	—	—	—	$565	$707	—	$1,272

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

104	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Notes to Financial Statements (continued)

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the period ended April 30, 2017, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
TempFund	—	$54,533,013	—
MuniCash	$306,947,888	$16,005,693	—
MuniFund	$5,200,477	$35,314,426	—
California Money Fund	$2,902,535	$30,437,196	—
New York Money Fund	$8,302,681	$9,041,474	—

During the six months ended April 30, 2017, TempFund received a reimbursement of $1,410 from an affiliate, which is included in fees paid indirectly in the Statements of Operations, related to unfunded purchase orders.

6. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remain open for each of the four years ended October 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2016, inclusive of open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	105

Notes to Financial Statements (continued)

of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of investments.

8. Capital Share Transactions:

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniFund, California Money Fund, and New York Money Fund.

Transactions in capital shares for each class were as follows:

Federal Trust Fund	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Institutional
Shares issued in the reorganization[1]	—	3,444,802,465
Shares sold	6,220,042,165	9,433,086,256
Shares issued in reinvestment of distributions	1,688,380	1,051,520
Shares redeemed	(6,229,895,873)	(10,068,549,410)

Net increase (decrease)	(8,165,328)	2,810,390,831

Dollar
Shares issued in the reorganization[1]	—	240,112,010
Shares sold	642,415,599	1,033,307,909
Shares issued in reinvestment of distributions	6,357	2
Shares redeemed	(748,919,974)	(1,032,577,175)

Net increase (decrease)	(106,498,018)	240,842,746

Cash Management
Shares issued in the reorganization[1]	—	49,348,361
Shares sold	22,574	27,877,851
Shares redeemed	(10,259,134)	(45,667,560)

Net increase (decrease)	(10,236,560)	31,558,652

Cash Reserve
Shares issued in the reorganization[1]	—	697,139
Shares sold	6	243,907
Shares issued in reinvestment of distributions	82	—
Shares redeemed	(32,789)	(442,014)

Net increase (decrease)	(32,701)	499,032

106	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Notes to Financial Statements (continued)

Federal Trust Fund	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Administration
Shares issued in the reorganization[1]	—	22,113,378
Shares sold	72,862,218	62,653,569
Shares issued in reinvestment of distributions	68,573	16,313
Shares redeemed	(31,934,755)	(42,580,325)

Net increase	40,996,036	42,202,935

Total Net Increase (Decrease)	(83,936,571)	3,125,494,196

FedFund
Institutional
Shares issued in the reorganization[1]	—	1,741,336,257
Shares sold	429,587,310,514	309,108,001,853
Shares issued in reinvestment of distributions	78,629,616	28,160,144
Shares redeemed	(435,253,481,535)	(238,237,591,408)

Net increase (decrease)	(5,587,541,405)	72,639,906,846

Dollar
Shares issued in the reorganization[1]	—	23,951,611
Shares sold	20,998,302,658	36,103,556,345
Shares issued in reinvestment of distributions	185,078	6,060
Shares redeemed	(21,240,874,501)	(35,015,631,238)

Net increase (decrease)	(242,386,765)	1,111,882,778

Cash Management
Shares issued in the reorganization[1]	—	218,482
Shares sold	356,983,951	639,408,625
Shares issued in reinvestment of distributions	31,237	26,232
Shares redeemed	(300,533,799)	(613,569,384)

Net increase	56,481,389	26,083,955

Cash Reserve
Shares issued in the reorganization[1]	—	5,773,677
Shares sold	1,303,682,114	264,870,895
Shares issued in reinvestment of distributions	17	5
Shares redeemed	(474,811,735)	(55,516,214)

Net increase	828,870,396	215,128,363

Administration
Shares issued in the reorganization[1]	—	11,327
Shares sold	4,352,764,648	2,070,299,999
Shares issued in reinvestment of distributions	355,035	40,947
Shares redeemed	(3,314,978,557)	(723,017,079)

Net increase	1,038,141,126	1,347,335,194

Select
Shares sold	207,179,436	325,378,104
Shares issued in reinvestment of distributions	48,789	78,944
Shares redeemed	(224,024,183)	(289,327,824)

Net increase (decrease)	(16,795,958)	36,129,224

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	107

Notes to Financial Statements (continued)

FedFund	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Private Client
Shares sold	853,056	1,049,042
Shares issued in reinvestment of distributions	676	1,137
Shares redeemed	(924,671)	(2,881,559)

Net decrease	(70,939)	(1,831,380)

Premier[2]
Shares sold	—	87,842
Shares issued in reinvestment of distributions	—	42
Shares redeemed	—	(218,712)

Net increase (decrease)	—	(130,828)

Total Net Increase (Decrease)	(3,923,314,574)	75,374,504,152

T-Fund
Institutional
Shares issued in the reorganization[1]		6,080,575,940
Shares sold	156,284,720,765	240,296,278,288
Shares issued in reinvestment of distributions	43,601,578	24,218,841
Shares redeemed	(161,835,224,936)	(212,236,443,972)

Net increase (decrease)	(5,506,902,593)	34,164,629,097

Dollar
Shares issued in the reorganization[1]	—	3,500,479,472
Shares sold	8,172,200,461	8,578,433,384
Shares issued in reinvestment of distributions	283,853	13,060
Shares redeemed	(7,754,611,258)	(9,259,871,164)

Net increase	417,873,056	2,819,054,752

Cash Management
Shares issued in the reorganization[1]		168,559,475
Shares sold	1,687,459,895	3,779,653,664
Shares issued in reinvestment of distributions	66,668	82,485
Shares redeemed	(2,225,201,300)	(3,586,002,891)

Net increase (decrease)	(537,674,737)	362,292,733

Cash Reserve
Shares issued in the reorganization[1]	—	66,628,684
Shares sold	36,242,929	218,626,783
Shares issued in reinvestment of distributions	59	200
Shares redeemed	(48,840,112)	(216,473,453)

Net increase (decrease)	(12,597,124)	68,782,214

Administration
Shares issued in the reorganization[1]	—	26,084,388
Shares sold	523,244,382	82,059,559
Shares issued in reinvestment of distributions	78,722	16,634
Shares redeemed	(156,061,203)	(32,873,463)

Net increase	367,261,901	75,287,118

108	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Notes to Financial Statements (continued)

T-Fund	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Select
Shares sold	106,286,812	329,335,389
Shares issued in reinvestment of distributions	1,570	21,784
Shares redeemed	(116,972,020)	(466,238,695)

Net decrease	(10,683,638)	(136,881,522)

Total Net Increase (Decrease)	(5,282,723,135)	37,353,164,392

Treasury Trust Fund
Institutional
Shares sold	29,199,595,010	51,666,627,831
Shares issued in reinvestment distributions	12,511,237	6,954,163
Shares redeemed	(29,329,274,696)	(44,279,832,109)

Net increase (decrease)	(117,168,449)	7,393,749,885

Dollar
Shares sold	1,210,602,381	2,074,421,866
Shares issued in reinvestment of distributions	82,097	7,761
Shares redeemed	(1,114,947,069)	(2,083,301,791)

Net increase (decrease)	95,737,409	(8,872,164)

Cash Management
Shares sold	26,724,445	13,990,024
Shares redeemed	(6,752,886)	(5,958,126)

Net increase	19,971,559	8,031,898

Cash Reserve
Shares sold	4,663,730	288,877,965
Shares issued in reinvestment of distributions	351	1,110
Shares redeemed	(6,633,447)	(285,244,099)

Net increase (decrease)	(1,969,366)	3,634,976

Administration
Shares sold	2,403,324,309	5,784,997,854
Shares issued in reinvestment of distributions	54,412	20,567
Shares redeemed	(2,272,660,351)	(5,882,839,025)

Net increase (decrease)	130,718,370	(97,820,604)

Select
Shares sold	110,733,556	270,670,451
Shares issued in reinvestment of distributions	4,242	8,184
Shares redeemed	(93,567,874)	(198,831,280)

Net increase	17,169,924	71,847,355

Total Net Increase	144,459,447	7,370,571,346

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	109

Notes to Financial Statements (continued)

Munifund	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Institutional
Shares sold	216,300,791	3,928,544,654
Shares issued in reinvestment of distributions	166,157	225,673
Shares redeemed	(165,802,750)	(5,156,315,326)

Net increase (decrease)	50,664,198	(1,227,544,999)

Dollar
Shares sold	4,352,360	91,814,629
Shares redeemed	(1,785,000)	(127,644,664)

Net increase (decrease)	2,567,360	(35,830,035)

Cash Management
Shares sold	72,355	3,937,532
Shares issued in reinvestment of distributions	—	253
Shares redeemed	(93,235)	(6,135,618)

Net decrease	(20,880)	(2,197,833)

Administration
Shares sold	16,866,182	388,584,053
Shares issued in reinvestment of distributions	54,543	35,622
Shares redeemed	(15,370,725)	(692,675,561)

Net increase (decrease)	1,550,000	(304,055,886)

Select
Shares sold	14,679,431	63,937,512
Shares issued in reinvestment of distributions	979	1,764
Shares redeemed	(12,472,929)	(82,845,943)

Net increase (decrease)	2,207,481	(18,906,667)

Private Client
Shares sold	1	1,437
Shares issued in reinvestment of distributions	157	321
Shares redeemed	(16,384)	(1,300,458)

Net decrease	(16,226)	(1,298,700)

Premier[2]
Shares sold	—	3
Shares redeemed	—	(1,046)

Net increase (decrease)	—	(1,043)

Total Net Increase (Decrease)	56,951,933	(1,589,835,163)

California Money Fund
Institutional
Shares sold	44,492,174	544,935,840
Shares issued in reinvestment of distributions	12,282	9,712
Shares redeemed	(55,512,000)	(731,686,840)

Net decrease	(11,007,544)	(186,741,288)

110	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Notes to Financial Statements (continued)

California Money Fund	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Dollar
Shares sold	—	390,835
Shares issued in reinvestment of distributions	—	2
Shares redeemed	—	(2,572,422)

Net increase (decrease)	—	(2,181,585)

Administration
Shares sold	—	1,973,022
Shares redeemed	—	(3,668,518)

Net increase (decrease)	—	(1,695,496)

Select
Shares sold	6,995,890	45,783,433
Shares issued in reinvestment of distributions	8,366	239
Shares redeemed	(11,908,409)	(45,200,415)

Net increase (decrease)	(4,904,153)	583,257

Private Client
Shares sold	6	2
Shares issued in reinvestment of distributions	5,065	549
Shares redeemed	(5)	(24,280)

Net increase (decrease)	5,066	(23,729)

Premier[2]
Shares redeemed	—	(9)

Net increase (decrease)	—	(9)

Total Net Decrease	(15,906,631)	(190,058,850)

New York Money Fund
Institutional
Shares sold	18,897,157	294,695,511
Shares issued in reinvestment of distributions	42,152	28,114
Shares redeemed	(19,311,358)	(369,858,621)

Net decrease	(372,049)	(75,134,996)

Cash Management
Shares sold	—	51,505,025
Shares redeemed	—	(60,835,353)

Net increase (decrease)	—	(9,330,328)

Administration
Shares sold	—	8,577,895
Shares redeemed	—	(15,969,617)

Net increase (decrease)	—	(7,391,722)

Select
Shares sold	513,700	2,129,893
Shares issued in reinvestment of distributions	464	2,420
Shares redeemed	(953,304)	(5,473,470)

Net decrease	(439,140)	(3,341,157)

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	111

Notes to Financial Statements (continued)

New York Money Fund	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Private Client
Shares sold	1,238	69,608
Shares issued in reinvestment of distributions	499	1,211
Shares redeemed	(81,115)	(353,565)

Net decrease	(79,378)	(282,746)

Premier[2]
Shares issued in reinvestment of distributions	—	1

Net increase (decrease)	—	1

Total Net Decrease	(890,567)	(95,480,948)

Effective October 11, 2016, the number of shares sold, reinvested and redeemed for TempCash, TempFund and MuniCash were transacted at each class’ floating NAV per share calculated to four decimal places.

Transactions in capital shares for each class of TempCash, TempFund and MuniCash were as follows:

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
TempCash
Institutional
Shares sold	242,827,114	242,832,188	6,911,703,331	6,911,703,331
Shares issued in reinvestment of distributions	217,412	217,417	1,178,947	1,178,947
Shares redeemed	(72,640,914)	(72,643,186)	(7,983,245,903)	(7,983,245,903)

Net increase (decrease)	170,403,612	170,406,419	(1,070,363,625)	(1,070,363,625)

Dollar
Shares sold	—	—	20,997,367	20,997,367
Shares issued in reinvestment of distributions	38,525	38,525	35,212	35,212
Shares redeemed	(567,371)	(567,371)	(78,692,787)	(78,692,787)

Net increase (decrease)	(528,846)	(528,846)	(57,660,208)	(57,660,208)

Total Net Decrease	169,874,766	169,877,573	(1,128,023,833)	(1,128,023,833)

TempFund
Institutional
Shares issued in the reorganization[1]	—	—	21,702,979,641	21,703,313,407
Shares sold	35,650,281,418	35,665,154,554	667,085,782,288	667,085,908,200
Shares issued in reinvestment of distributions	36,385,230	36,400,664	87,483,059	87,483,059
Shares redeemed	(31,563,344,437)	(31,576,595,144)	(742,907,248,975)	(742,907,533,285)

Net increase (decrease)	4,123,322,211	4,124,960,074	(54,031,003,987)	(54,030,828,619)

Dollar
Shares issued in the reorganization[1]	—	—	1,396,029,544	1,396,082,675
Shares sold	70,429,480	70,464,433	6,784,854,129	6,784,821,978
Shares issued in reinvestment of distributions	212,771	212,869	105,183	105,183
Shares redeemed	(76,075,086)	(76,106,605)	(9,600,531,327)	(9,600,532,354)

Net decrease	(5,432,835)	(5,429,303)	(1,419,542,471)	(1,419,522,518)

112	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
TempFund (continued)
Cash Management
Shares issued in the reorganization[1]	—	—	459,097,449	459,119,558
Shares sold	78,767,254	78,797,976	976,774,761	976,765,235
Shares issued in reinvestment of distributions	1,393,040	1,393,650	175,703	175,703
Shares redeemed	(175,263,241)	(175,337,251)	(1,008,045,540)	(1,008,046,567)

Net increase (decrease)	(95,102,947)	(95,145,625)	428,002,373	428,013,929

Cash Reserve
Shares issued in the reorganization[1]			5,207,912	5,208,163
Shares sold	1,489,874	1,490,373	377,803,247	377,802,849
Shares issued in reinvestment of distributions	7,740	7,743	1,473	1,473
Shares redeemed	(3,936,900)	(3,938,040)	(394,075,483)	(394,075,649)

Net decrease	(2,439,286)	(2,439,924)	(11,062,851)	(11,063,164)

Administration
Shares issued in the reorganization[1]	—	—	26,326,765	26,327,781
Shares sold	100,208,530	100,257,621	17,805,982,215	17,805,981,716
Shares issued in reinvestment of distributions	60,085	60,111	875,143	875,143
Shares redeemed	(8,090,644)	(8,093,771)	(20,661,270,010)	(20,661,270,017)

Net increase (decrease)	92,177,971	92,223,961	(2,828,085,887)	(2,828,085,377)

Select
Shares sold	9	18	253,973,426	253,973,135
Shares issued in reinvestment of distributions	33	33	9,220	9,220
Shares redeemed	(908,572)	(908,882)	(548,379,380)	(548,379,380)

Net decrease	(908,530)	(908,831)	(294,396,734)	(294,397,025)

Private Client
Shares sold	835	835	8,866,084	8,866,085
Shares issued in reinvestment of distributions	2,381	2,381	664	664
Shares redeemed	(279,132)	(279,238)	(17,072,728)	(17,072,732)

Net decrease	(275,916)	(276,022)	(8,205,980)	(8,205,983)

Premier[2]
Shares sold	—	—	16,449,311	16,449,312
Shares issued in reinvestment of distributions	—	—	332	332
Shares redeemed	—	—	(29,454,020)	(29,454,020)

Net increase (decrease)	—	—	(13,004,377)	(13,004,376)

Total Net Increase (Decrease)	4,111,340,668	4,112,984,330	(58,177,299,914)	(58,177,093,133)

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	113

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
MuniCash
Institutional
Shares issued in the reorganization[1]	—	—	973,844,721	975,867,477
Shares sold	14,128,178,859	14,129,581,060	14,693,254,630	14,693,344,893
Shares issued in reinvestment of distributions	2,408,014	2,408,341	1,235,510	1,235,510
Shares redeemed	(13,264,559,917)	(13,265,847,131)	(13,674,004,329)	(13,674,076,417)

Net increase	866,026,956	866,142,270	1,994,330,532	1,996,371,463

Dollar
Shares sold	840,710	840,793	2,320,856	2,320,857
Shares issued in reinvestment of distributions	2,394	2,394	2,695	2,695
Shares redeemed	(1,391,258)	(1,391,378)	(2,565,056)	(2,565,058)

Net decrease	(548,154)	(548,191)	(241,505)	(241,506)

Total Net Increase	865,478,802	865,594,079	1,994,089,027	1,996,129,957

[1]	See Note 1 regarding the reorganization.

[2]	There were no Premier shares outstanding for the six months ended April 30, 2017.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

114	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner retired as Trustees of the Trust.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Sub-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Legal Counsel Sidley Austin LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	115

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7450.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7450.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7450; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7450 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

116	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017

Additional Information (concluded)

Notice to Shareholders

The following applies to TempCash, TempFund and MuniCash: This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

The following applies to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund: This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

The following applies to California Money Fund, MuniFund and New York Money Fund: This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2017	117

Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-4/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: July 5, 2017

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